MassMutual Select PIMCO Total Return Fund
MassMutual Select PIMCO Total Return Fund
INVESTMENT OBJECTIVE
This Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select PIMCO Total Return Fund	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	4.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select PIMCO Total Return Fund	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and Service (Rule 12b-1) Fees	none	none	none	none	0.25%	0.50%
Other Expenses	0.05%	0.20%	0.32%	0.40%	0.25%	0.25%
Total Annual Fund Operating Expenses	0.40%	0.55%	0.67%	0.75%	0.85%	1.10%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select PIMCO Total Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	41	128	224	505
Class S	56	176	307	689
Class Y	68	214	373	835
Class L	77	240	417	930
Class A	558	733	924	1,474
Class N	212	350	606	1,340

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select PIMCO Total Return Fund Class N	112	350	606	1,340

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 442% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its total assets in a diversified portfolio of fixed income securities of varying maturities. (For purposes of this 65% requirement, the Fund may include among its investments exposures created under derivatives transactions.) Fixed income securities include the following bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities: securities issued or guaranteed by the U.S. government, its agencies, or government-sponsored enterprises; corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including structured products and event-linked bonds; bank capital and trust preferred securities; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, and bankers’ acceptances; repurchase agreements on fixed income securities and reverse repurchase agreements on fixed income securities; debt securities issued by states or local governments and their agencies, authorities, and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Fund may invest up to 30% of its total assets in non-U.S. dollar-denominated securities of these entities, and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar- denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 15% of its total assets in emerging markets.

The Fund may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of additional exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). The Fund may also purchase and sell exchange-traded and over-the-counter options for hedging purposes. Use of derivatives by the Fund may create investment leverage. The Fund may invest up to 10% of its total assets in preferred stocks and convertible securities. The Fund may also invest in money market securities, including commercial paper. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may sell securities short for hedging or investment purposes.

The Fund invests primarily in investment grade securities (rated Baa or higher by Moody’s, BBB or higher by Standard & Poor’s or Fitch, or, if unrated, determined by the subadviser to be of comparable quality), but may invest up to 10% of its total assets in below investment grade securities (“junk” or “high yield” bonds), including securities in default. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Pacific Investment Management Company LLC (“PIMCO”), considers that doing so would be consistent with the Fund’s investment objective.

The Fund may invest in domestic and foreign issuer loans, which are business loans that generally are arranged through private negotiations between a borrower and several financial institutions, and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate. Certain fixed income securities in which the Fund may invest pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset upon a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. The Fund may invest in loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The Fund’s average portfolio duration is normally expected to be within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index, as calculated by PIMCO, which as of January 31, 2012 was 4.54 years. Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.

PIMCO employs an investment approach that attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed, and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. In selecting securities for the Fund, PIMCO develops an outlook for interest rates, currency exchange rates, and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate, or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets, and other factors. The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Leveraging Risk Instruments and transactions, including derivatives and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage-and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset- backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Short Sales Risk If the Fund sells a security short, it will make money if the security’s price goes down (in an amount greater than any transaction costs) and will lose money if the security’s price goes up. There is no limit on the amount of money the Fund may lose on a short sale. The Fund may not be able to close out a short sale when it might wish to do so, or may only do so at an unfavorable price.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class Z shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class Z Shares

Highest Quarter:	2Q ’11,	1.66%	Lowest Quarter:	3Q ’11,	- 2.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Z only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select PIMCO Total Return Fund	One Year	Since Inception	Inception Date
Class Z Return Before Taxes	2.41%	3.73%	Jul 6, 2010
Class Z Return After Taxes on Distributions	1.44%	2.57%	Jul 6, 2010
Class Z Return After Taxes on Distributions and Sale of Fund Shares	1.81%	2.58%	Jul 6, 2010
Class S Return Before Taxes	2.37%	3.54%	Jul 6, 2010
Class Y Return Before Taxes	2.21%	3.50%	Jul 6, 2010
Class L Return Before Taxes	2.13%	3.33%	Jul 6, 2010
Class A Return Before Taxes	(2.81%)	none	Jul 6, 2010
Class N Return Before Taxes	0.79%	2.35%	Jul 6, 2010
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	5.54%	Aug 2, 2010

MassMutual Select Strategic Bond Fund
MassMutual Select Strategic Bond Fund
INVESTMENT OBJECTIVE
This Fund seeks a superior total rate of return by investing in fixed income instruments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Strategic Bond Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	4.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Strategic Bond Fund	Class S	Class Y	Class L	Class A	Class N
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Service (Rule 12b-1) Fees	none	none	none	0.25%	0.50%
Other Expenses	0.11%	0.16%	0.31%	0.31%	0.36%
Total Annual Fund Operating Expenses	0.66%	0.71%	0.86%	1.11%	1.41%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Strategic Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	67	211	368	822
Class Y	73	227	395	883
Class L	88	274	477	1,061
Class A	583	811	1,058	1,762
Class N	244	446	771	1,691

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Strategic Bond Fund Class N	144	446	771	1,691

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 669% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, mortgage-backed or asset-backed securities, and money market instruments. The Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities of these entities. The Fund may also invest in emerging markets. The Fund may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to attempt to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of additional exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio); interest rate swaps (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio); credit default swaps (for hedging purposes, to earn additional income, or as a substitute for direct investments); and hybrid instruments (as a substitute for direct investments). The Fund may also purchase and sell exchange-traded and over-the-counter options for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may also invest in money market securities, including commercial paper. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund invests primarily in investment grade securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s, or, if unrated, determined by the subadviser to be of comparable quality), but may invest up to 25% of the portfolio in below investment grade securities (“junk” or “high yield” bonds), including securities in default. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Western Asset Management Company (“Western Asset”), considers that doing so would be consistent with the Fund’s investment objective. The Fund may invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate. Certain fixed income securities in which the Fund may invest pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset upon a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. The Fund may invest in loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. The Fund may also acquire, and subsequently hold, warrants and other equity interests.

The Fund’s effective duration is normally expected to be between three and seven years. If the Fund’s effective duration falls outside of this range, the Fund will take action to bring it within its expected range within a reasonable period of time. Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows. Effective duration measures the price sensitivity of a bond with embedded options to changes in interest rates. It provides a more accurate measure of price volatility when, due to the embedded options, the cash flow characteristics of the bond change as interest rates shift.

Western Asset employs an opportunistic approach that seeks to capitalize on inefficiencies in fixed income markets to add incremental value to the Fund’s portfolio. Western Asset places significant emphasis on risk management, seeking to exceed returns of the Fund’s benchmark, while approximating benchmark risk. When making investment decisions, Western Asset focuses on sector allocation, issue selection, duration weighting, and term structure, among other considerations. Western Asset generally will buy and sell securities for the Fund based on fundamental analysis and its opinion of value in each sector with the intent to minimize exposure to sectors that Western Asset believes are fully valued or overvalued and to allocate capital to sectors that Western Asset believes are undervalued. In seeking to meet its objective, the Fund emphasizes diversification, the use of multiple strategies and identification of long-term trends. The three key factors that determine the allocation decisions for the Fund are: Western Asset’s outlook for fundamental economic activity, its review of historical yield spreads for corporate debt versus Treasuries, and its evaluation of changes in credit quality and its impact on prices. Western Asset will determine the portion of the Fund’s assets to be allocated to non-U.S. dollar denominated securities from time to time. Western Asset Management Company Limited (“Western Asset Limited”), an affiliate of Western Asset, has subadvisory responsibility for Western Asset’s non-U.S. dollar denominated investments. Western Asset Limited will select the foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors Western Asset Limited believes relevant.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Leveraging Risk Instruments and transactions, including derivatives, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest Quarter:	2Q ’09,	8.87%	Lowest Quarter:	3Q ’08,	- 6.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Strategic Bond Fund	One Year	Five Years	Since Inception	Inception Date
Class S Return Before Taxes	6.61%	6.06%	5.17%	Dec 31, 2004
Class S Return After Taxes on Distributions	5.39%	3.92%	3.35%	Dec 31, 2004
Class S Return After Taxes on Distributions and Sale of Fund Shares	4.29%	3.90%	3.34%	Dec 31, 2004
Class Y Return Before Taxes	6.54%	5.99%	5.12%	Dec 31, 2004
Class L Return Before Taxes	6.43%	5.88%	5.03%	Dec 31, 2004
Class A Return Before Taxes	1.19%	4.60%	4.04%	Dec 31, 2004
Class N Return Before Taxes	4.80%	5.27%	4.43%	Dec 31, 2004
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.61%	Jan 3, 2005

MassMutual Select Strategic Balanced Fund
MassMutual Select Strategic Balanced Fund
INVESTMENT OBJECTIVE
This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Strategic Balanced Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Strategic Balanced Fund	Class S	Class Y	Class L	Class A	Class N
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (Rule 12b-1) Fees	none	none	none	0.25%	0.50%
Other Expenses	0.39%	0.44%	0.59%	0.59%	0.64%
Total Annual Fund Operating Expenses	0.99%	1.04%	1.19%	1.44%	1.74%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Strategic Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	101	315	547	1,213
Class Y	106	331	574	1,271
Class L	121	378	654	1,443
Class A	713	1,004	1,317	2,200
Class N	277	548	944	2,052

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Strategic Balanced Fund Class N	177	548	944	2,052

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 269% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests in a mix of equity securities and fixed income securities pursuant to a multi-managed approach under which two subadvisers independently manage different portions of the Fund’s assets. The Fund’s investment adviser, MassMutual, targets an allocation of 65% of the Fund’s assets to equity securities and 35% to fixed income securities; however, the allocation may fluctuate based on cash-flow activity and market conditions, among other factors, and MassMutual may change the allocation of the Fund’s assets between equity and fixed income securities from time to time. The Fund may invest up to 30% of its total assets in foreign securities. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments. The Fund may hold a portion of its assets in cash or cash equivalents.

In managing the Fund’s equity component, J.P. Morgan Investment Management Inc. (“J.P. Morgan”) invests in equity securities of U.S. and foreign companies, including companies in emerging markets, with a target sub-allocation of 70% to domestic equity securities and 30% to foreign securities. Equity securities in which the Fund invests typically include common stocks, exchange-traded funds, and real estate investment trusts (“REITs”). J.P. Morgan generally focuses the domestic equity sub-component on equity securities of large-and medium-capitalization companies that it considers to be undervalued, and generally seeks to outperform the S&P 500® Index, while monitoring sector weightings relative to the index to limit volatility. In managing the international equity sub-component, J.P. Morgan seeks to identify what it believes to be the most attractive stocks within each global sector based on fundamental research into individual companies. J.P. Morgan generally buys and sells securities based on research and valuation rankings, as well as its assessment of other factors, including catalysts that could trigger change in a security’s price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

In managing the fixed income component, Western Asset Management Company (“Western Asset”) may invest in fixed income securities representing a wide variety of sectors, including government, corporate, mortgage-backed, asset-backed, and cash equivalents, of both U.S. and foreign issuers (including emerging markets), which may be denominated in U.S. dollars or local currencies. Western Asset invests primarily in investment grade securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s, or, if unrated determined by Western Asset to be of comparable quality), but may invest up to 25% of the fixed income component in below investment grade securities (“junk” or “high yield” bonds), including securities in default. In the event that a security is downgraded after its purchase by Western Asset, Western Asset may continue to hold the security if Western Asset considers that doing so would be consistent with the Fund’s investment objective. Its affiliate, Western Asset Management Company Limited (“Western Asset Limited”), has subadvisory responsibility for Western Asset’s non-U.S. dollar denominated investments. Western Asset may also invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate, as well as loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Certain fixed income securities in which Western Asset may invest pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset upon a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. Western Asset may also acquire, and subsequently hold, warrants and other equity interests. Western Asset generally will buy and sell securities based on fundamental analysis and its opinion of value in each sector, with the intent to minimize exposure to sectors that it believes are fully valued or overvalued and generally will look to allocate capital to sectors that Western Asset believes are undervalued.

The subadvisers may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to attempt to protect against adverse changes in currency exchange rates. The Fund may (but is not obligated to) use a wide variety of additional exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities, or as a substitute for direct investments); interest rate swaps (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities); credit default swaps (for hedging purposes, to earn additional income, or as a substitute for direct investments); and hybrid instruments (as a substitute for direct investments). The Fund may also purchase and sell exchange-traded and over-the-counter options for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities, or as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Leveraging Risk Instruments and transactions, including derivatives, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (S&P 500 Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to international investments, an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the S&P 500, MSCI® EAFE®, and Barclays Capital U.S. Aggregate Bond Indexes. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	2Q ’09,	14.91%	Lowest Quarter:	4Q ’08,	- 14.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Strategic Balanced Fund	One Year	Five Years	Since Inception	Inception Date
Class S Return Before Taxes	(1.70%)	1.56%	3.62%	Dec 31, 2003
Class S Return After Taxes on Distributions	(2.26%)	0.50%	2.74%	Dec 31, 2003
Class S Return After Taxes on Distributions and Sale of Fund Shares	(0.75%)	0.89%	2.76%	Dec 31, 2003
Class Y Return Before Taxes	(1.67%)	1.53%	3.57%	Dec 31, 2003
Class L Return Before Taxes	(1.92%)	1.35%	3.41%	Dec 31, 2003
Class A Return Before Taxes	(7.77%)	(0.09%)	2.40%	Dec 31, 2003
Class N Return Before Taxes	(3.33%)	0.80%	2.85%	Dec 31, 2003
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	3.63%	Jan 2, 2004
MSCI EAFE Index (reflects no deduction for fees or expenses)	(12.14%)	(4.72%)	3.87%	Jan 2, 2004
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.44%	Jan 2, 2004
Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)	0.71%	1.80%	4.28%	Jan 2, 2004
Custom Balanced Index (reflects no deduction for fees, expenses, or taxes)	0.03%	11.26%	4.11%	Jan 2, 2004

MassMutual Select BlackRock Global Allocation Fund
MassMutual Select BlackRock Global Allocation Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select BlackRock Global Allocation Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select BlackRock Global Allocation Fund		Class S	Class Y	Class L	Class A
Management Fees (Fund and Select Cayman Fund)		0.80%	0.80%	0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%
Other Expenses	[1]	0.16%	0.26%	0.41%	0.41%
Other Expenses of the Select Cayman Fund		0.02%	0.02%	0.02%	0.02%
Remainder of Other Expenses		0.14%	0.24%	0.39%	0.39%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	0.97%	1.07%	1.22%	1.47%
Expense Reimbursement		(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[3]	0.87%	0.97%	1.12%	1.37%
[1]	Other Expenses have been restated to reflect an increase due to the Other Expenses of the Select Cayman Fund.
[2]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
[3]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, Acquired Fund fees and expenses, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .86%, .96%, 1.11%, and 1.36% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select BlackRock Global Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	89	299	527	1,181
Class Y	99	330	580	1,297
Class L	114	377	661	1,468
Class A	706	1,004	1,323	2,223

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund seeks to achieve its objective by investing in both equity and debt securities, including money market securities and other short-term debt obligations, of issuers located around the world, including emerging markets, without limitation on the percentage of assets the Fund can invest in a particular type of security. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants, of issuers of any size. The Fund may buy debt securities of varying maturities, debt securities paying a fixed or floating rate of interest, and debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, mortgage-backed or other asset-backed securities, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, and loan participations. Debt securities in which the Fund invests will primarily be investment grade, meaning that they will be rated at least Baa by Moody’s or BBB by Standard & Poor’s, or if unrated will be considered by the Fund’s subadviser, BlackRock Investment Management, LLC (“BlackRock”), to be of comparable quality. The Fund may invest up to 35% of its total assets in below investment grade debt securities (“junk” or “high yield” bonds), corporate loans, and distressed securities. In the event that a security is downgraded after its purchase by BlackRock, BlackRock may continue to hold the security if BlackRock considers that doing so would be consistent with the Fund’s investment objective. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund seeks to reduce volatility by allocating its assets broadly across markets, industries, and issuers and without geographic or market capitalization limits. BlackRock uses the Fund’s investment flexibility to create a portfolio of assets allocated between equity and debt securities. The Fund may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates. Use of derivatives by the Fund may create investment leverage.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the U.S., (iii) issuers which primarily trade in a market located outside the U.S., or (iv) issuers doing a substantial business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries).

The Fund may invest a portion of its assets in securities related to real assets (like real estate or precious metals-related securities) such as stock, bonds, or convertible bonds issued by real estate investment trusts (“REITs”) or companies that mine precious metals. The Fund may sell securities short for hedging or investment purposes. The Fund will not make a short sale, other than a short sale “against the box,” if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of its total assets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets, including precious metals, agriculture, energy, livestock, or industrial metals, through investment in commodity-linked derivative instruments, including futures contracts, options, interest rate swaps, total return swaps, and credit default swaps, and investment vehicles that invest directly in commodities, including exchange-traded funds. In order to earn qualifying income under applicable tax rules from commodities and commodities-related investments, the Fund may invest up to 25% of its total assets in the MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Select Cayman Fund”), which was formed in the Cayman Islands and is a wholly-owned subsidiary of the Fund.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities. The Fund’s investments in commodities and commodity-related instruments may bear on or be limited by the Fund’s intention to qualify as a “regulated investment company” for U.S. federal income tax purposes.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Leveraging Risk Instruments and transactions, including derivatives, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Select Cayman Fund Risk The Fund’s investments in the Select Cayman Fund expose the Fund to the risks associated with that entity’s investments, which are generally the risks of commodities-related investments. The Select Cayman Fund is not subject to the investor protections of the Investment Company Act of 1940, as amended (the “1940 Act”). Changes in U.S. or Cayman laws could result in the inability of the Fund to operate as intended, which could adversely affect the investment returns of the Fund.

Short Sales Risk If the Fund sells a security short, it will make money if the security’s price goes down (in an amount greater than any transaction costs) and will lose money if the security’s price goes up. There is no limit on the amount of money the Fund may lose on a short sale. The Fund may not be able to close out a short sale when it might wish to do so, or may only do so at an unfavorable price.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance (Financial Times Stock Exchange (FTSE) World Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s fixed income investments and a hypothetical custom index which comprises the S&P 500, FTSE World (ex-U.S.), BofA Merrill Lynch Current 5-Year U.S. Treasury, and Citigroup Non-USD World Government Bond Indexes. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest Quarter:	3Q ’10,	8.99%	Lowest Quarter:	3Q ’11,	- 11.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select BlackRock Global Allocation Fund	One Year	Since Inception	Inception Date
Class S Return Before Taxes	(4.07%)	2.15%	Dec 1, 2009
Class S Return After Taxes on Distributions	(4.88%)	1.66%	Dec 1, 2009
Class S Return After Taxes on Distributions and Sale of Fund Shares	(2.11%)	1.71%	Dec 1, 2009
Class Y Return Before Taxes	(4.15%)	2.06%	Dec 1, 2009
Class L Return Before Taxes	(3.91%)	2.06%	Dec 1, 2009
Class A Return Before Taxes	(10.02%)	(1.20%)	Dec 1, 2009
Financial Times Stock Exchange (FTSE) World Index (reflects no deduction for fees, expenses, or taxes)	(6.48%)	3.57%	Dec 1, 2009
Citigroup World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	6.35%	5.77%	Dec 1, 2009
Custom Global Allocation Index (reflects no deduction for fees, expenses, or taxes)	0.96%	5.68%	Dec 1, 2009

MassMutual Select Diversified Value Fund
MassMutual Select Diversified Value Fund
INVESTMENT OBJECTIVE
This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Diversified Value Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Diversified Value Fund	Class S	Class Y	Class L	Class A	Class N
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (Rule 12b-1) Fees	none	none	none	0.25%	0.50%
Other Expenses	0.10%	0.20%	0.31%	0.35%	0.41%
Total Annual Fund Operating Expenses	0.60%	0.70%	0.81%	1.10%	1.41%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Diversified Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	61	192	335	750
Class Y	72	224	390	871
Class L	83	259	450	1,002
Class A	681	905	1,146	1,838
Class N	244	446	771	1,691

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Diversified Value Fund Class N	144	446	771	1,691

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund is managed by two subadvisers, each being responsible for a portion of the portfolio, but not necessarily equally weighted. The Fund may invest in real estate investment trusts (“REITs”) and Rule 144A securities. The Fund may hold a portion of its assets in cash or cash equivalents.

Brandywine Global Investment Management, LLC’s (“Brandywine Global”) strategy employs a disciplined combination of quantitative and fundamental management as well as a stock elimination process. From a quantitatively derived universe of attractive large cap stocks with low valuations, Brandywine Global applies a fundamental investment approach which seeks to identify the stocks least likely to outperform and eliminates them from the portfolio. Brandywine Global’s investment process attempts to enhance its returns relative to a pure quantitative universe while still maintaining the consistent characteristics and diversification of that original universe. This diversification results in a relatively large number of holdings (typically greater than 150), which helps to reduce risk and control trading costs.

Brandywine Global utilizes a risk analysis and optimization system in conjunction with its portfolio management process and a common sense overview of sector and industry allocation to strive to maintain a portfolio that considers exposures and their risks in relation to the benchmark. While Brandywine Global does not attempt to match an index, it is aware of exposures relative to the Russell 1000® Value Index and makes efforts to manage the risk of exposures that differ from the benchmark while not impeding performance potential.

Brandywine Global generally deems eligible for sale any stock (i) which no longer maintains value characteristics including stocks whose Price-to-Earnings (P/E) or Price-to-Book (P/B) ratios are deemed expensive relative to the market, (ii) whose capitalization falls materially below the smallest stock Brandywine Global would purchase for the portfolio, or (iii) which exhibits any combination of the following characteristics: adverse stock price momentum, adverse share issuance, or deteriorating fundamentals. Brandywine Global may also make a sale based on a holding’s potential impact on the entire portfolio in an effort to lessen the potential risk from differences from the benchmark. In addition, situations may arise, such as tender offers or favorable prices, where Brandywine Global may sell a stock that does not meet these requirements.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) generally looks for companies that it believes are undervalued by the market in relation to earnings, dividends, assets, and growth prospects. Loomis Sayles’ investments may include companies that have suffered significant business problems but that Loomis Sayles believes have favorable prospects for recovery. Loomis Sayles seeks to identify companies that it believes are, among other things, attractively valued based on Loomis Sayles’ estimate of intrinsic value. Loomis Sayles generally seeks to find value by selecting individual stocks that it believes are attractive, rather than by attempting to achieve investment growth by rotating the portfolio’s holdings among various sectors of the economy.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	3Q ’09,	18.89%	Lowest Quarter:	4Q ’08,	- 21.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Diversified Value Fund	One Year	Five Years	Since Inception	Inception Date
Class S Return Before Taxes	1.37%	(4.54%)	1.77%	Oct 15, 2004
Class S Return After Taxes on Distributions	1.08%	(5.00%)	1.25%	Oct 15, 2004
Class S Return After Taxes on Distributions and Sale of Fund Shares	1.24%	(3.82%)	1.52%	Oct 15, 2004
Class Y Return Before Taxes	1.25%	(4.63%)	1.67%	Oct 15, 2004
Class L Return Before Taxes	1.17%	(4.74%)	1.57%	Oct 15, 2004
Class A Return Before Taxes	(4.97%)	(6.14%)	0.43%	Oct 15, 2004
Class N Return Before Taxes	(0.37%)	(5.33%)	0.94%	Oct 15, 2004
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	(2.64%)	3.09%	Nov 1, 2004

MassMutual Select Fundamental Value Fund
MassMutual Select Fundamental Value Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Fundamental Value Fund	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Fundamental Value Fund		Class Z	Class S		Class Y		Class L		Class A		Class N
Management Fees		0.65%	0.65%		0.65%		0.65%		0.65%		0.65%
Distribution and Service (Rule 12b-1) Fees		none	none		none		none		0.25%		0.50%
Other Expenses		0.09%	0.29%	[1]	0.33%	[1]	0.48%	[1]	0.48%	[1]	0.53%	[1]
Total Annual Fund Operating Expenses		0.74%	0.94%		0.98%		1.13%		1.38%		1.68%
Fee Waiver		(0.15%)	(0.15%)		(0.15%)		(0.15%)		(0.15%)		(0.15%)
Total Annual Fund Operating Expenses after Fee Waiver	[2]	0.59%	0.79%		0.83%		0.98%		1.23%		1.53%
[1]	Other Expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[2]	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Fundamental Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	60	221	397	904
Class S	81	285	505	1,141
Class Y	85	297	527	1,188
Class L	100	344	608	1,361
Class A	693	973	1,273	2,125
Class N	256	515	899	1,975

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Fundamental Value Fund Class N	156	515	899	1,975

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in equity securities of issuers that the Fund’s subadviser, Wellington Management Company, LLP (“Wellington Management”), believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock, rights, and warrants. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which Wellington Management believes are generally above $2 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

Wellington Management generally employs a bottom-up investment approach based on fundamental analysis of companies with large market capitalizations and estimated below-average projected price-to-earnings ratio. Based on its assessment of various company-specific factors, such as its business environment, management, balance sheet, income statement, cash flow, anticipated earnings, hidden or undervalued assets, dividends, and other related measures of value, Wellington Management seeks to identify what it considers to be overlooked or misunderstood companies with sound fundamentals. Wellington Management generally focuses on what it believes are securities of viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and sell at estimated below-average price-to-earnings multiples. Market timing is not employed, and limited consideration is given to macroeconomic analysis in establishing sector and industry weightings. Wellington Management may sell existing holdings as they approach their price targets.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	2Q ’03,	17.18%	Lowest Quarter:	3Q ’02,	- 20.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Fundamental Value Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class Z Return Before Taxes	(2.06%)			4.00%	Nov 15, 2010
Class Z Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%			7.64%	Dec 1, 2010
Class S Return Before Taxes	(2.29%)	(0.20%)	3.76%
Class S Return After Taxes on Distributions	(2.55%)	(0.85%)	3.15%
Class S Return After Taxes on Distributions and Sale of Fund Shares	(1.18%)	(0.25%)	3.18%
Class Y Return Before Taxes	(2.20%)	(0.24%)	3.72%
Class L Return Before Taxes	(2.39%)	(0.38%)	3.57%
Class A Return Before Taxes	(8.25%)	(1.81%)	2.71%
Class N Return Before Taxes	(3.92%)	(0.94%)	3.00%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	(2.64%)	3.89%

MassMutual Select Value Equity Fund
MassMutual Select Value Equity Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Value Equity Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Value Equity Fund	Class S	Class Y	Class L		Class A	Class N
Management Fees	0.70%	0.70%	0.70%		0.70%	0.70%
Distribution and Service (Rule 12b-1) Fees	none	none	none		0.25%	0.50%
Other Expenses	0.26%	0.31%	0.46%	[1]	0.46%	0.51%
Total Annual Fund Operating Expenses	0.96%	1.01%	1.16%		1.41%	1.71%
[1]	Other Expenses for Class L have been restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Value Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	98	306	531	1,178
Class Y	103	322	558	1,236
Class L	118	368	638	1,409
Class A	710	996	1,302	2,169
Class N	274	539	928	2,019

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Value Equity Fund Class N	174	539	928	2,019

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in equity securities of companies that the Fund’s subadviser, Pyramis Global Advisors, LLC (“Pyramis”), believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, and cash flow, or in relation to securities of other companies in the same industry. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock, rights, and warrants. The Fund also may invest in exchange-traded funds. The Fund may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

In buying and selling securities for the Fund, Pyramis generally relies on fundamental analysis to identify companies that it believes are undervalued using traditional and other measures of value such as price/earnings (P/E), price/sales (P/S) or price/book (P/B) ratios, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s projected future free cash flows. The types of companies in which the Fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that Pyramis believes should lead to improved pricing, companies whose earnings potential has increased or Pyramis believes is expected to increase more than generally perceived, and companies that have enjoyed recent market popularity but which Pyramis believes appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest Quarter:	3Q ’09,	19.56%	Lowest Quarter:	4Q ’08,	- 21.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Value Equity Fund	One Year	Five Years	Ten Years
Class S Return Before Taxes	(6.34%)	(3.45%)	2.31%
Class S Return After Taxes on Distributions	(6.50%)	(4.35%)	1.21%
Class S Return After Taxes on Distributions and Sale of Fund Shares	(3.92%)	(3.15%)	1.74%
Class Y Return Before Taxes	(6.36%)	(3.46%)	2.27%
Class L Return Before Taxes	(6.62%)	(3.62%)	2.11%
Class A Return Before Taxes	(12.20%)	(4.99%)	1.25%
Class N Return Before Taxes	(7.92%)	(4.15%)	1.57%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	(2.64%)	3.89%

MassMutual Select Large Cap Value Fund
MassMutual Select Large Cap Value Fund
INVESTMENT OBJECTIVE
This Fund seeks both capital growth and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Large Cap Value Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Large Cap Value Fund	Class S	Class Y	Class L	Class A	Class N
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees	none	none	none	0.25%	0.50%
Other Expenses	0.12%	0.21%	0.36%	0.36%	0.41%	[1]
Total Annual Fund Operating Expenses	0.77%	0.86%	1.01%	1.26%	1.56%
[1]	Other Expenses for Class N have been restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	79	246	428	954
Class Y	88	274	477	1,061
Class L	103	322	558	1,236
Class A	696	952	1,227	2,010
Class N	259	493	850	1,856

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Large Cap Value Fund Class N	159	493	850	1,856

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in large-capitalization companies that the Fund’s subadviser, Davis Selected Advisers, L.P. (“Davis”), believes are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of companies with market capitalizations at the time of purchase of at least $5 billion. The Fund has the flexibility to invest in companies of any size, invest in companies whose shares may be subject to controversy, and invest in non-equity securities. While most assets typically will be invested in equity securities of U.S. companies, the Fund may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. In the current market environment, Davis expects that current income will be low. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund’s investment strategy is to select companies for long-term investment. Davis uses fundamental research and quantitative and qualitative analysis to identify securities whose characteristics it believes foster the creation of long-term value and long-term business growth. Davis generally invests in securities that, in its view, possess a mix of traits that include: (i) first-class management (e.g., a proven track record, significant alignment of interest in business, intelligent application of capital); (ii) strong financial condition and satisfactory profitability (e.g., strong balance sheets, low cost structure/low debt, high returns on capital); and (iii) strategic positioning for the long-term (e.g., non-obsolescent products/industries, dominant position in a growing market, global presence, and brand names). The Fund historically has invested a significant portion of its assets in the financial services sector. Davis may sell a security when, in its judgment, the market price is greater than its estimate of intrinsic value or the risk of owning the security makes it no longer attractive.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Sector Risk The Fund may allocate more of its assets to certain economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those sectors than if the Fund invested more broadly.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and an additional index that provides a style-specific comparison for the Fund’s returns. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	2Q ’09,	21.10%	Lowest Quarter:	4Q ’08,	- 25.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Large Cap Value Fund	One Year	Five Years	Ten Years
Class S Return Before Taxes	(4.15%)	(2.10%)	3.25%
Class S Return After Taxes on Distributions	(4.26%)	(2.51%)	2.96%
Class S Return After Taxes on Distributions and Sale of Fund Shares	(2.55%)	(1.78%)	2.79%
Class Y Return Before Taxes	(4.34%)	(2.20%)	3.16%
Class L Return Before Taxes	(4.37%)	(2.34%)	3.01%
Class A Return Before Taxes	(10.18%)	(3.76%)	2.14%
Class N Return Before Taxes	(5.84%)	(2.87%)	2.43%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	(2.64%)	3.89%

MassMutual Select Indexed Equity Fund
MassMutual Select Indexed Equity Fund
INVESTMENT OBJECTIVE
The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Indexed Equity Fund	Class Z	Class I	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Indexed Equity Fund		Class Z		Class I		Class S		Class Y		Class L		Class A		Class N
Management Fees		0.10%		0.10%		0.10%		0.10%		0.10%		0.10%		0.10%
Distribution and Service (Rule 12b-1) Fees		none		none		none		none		none		0.25%		0.50%
Other Expenses		0.08%	[1]	0.16%	[2]	0.37%	[2]	0.40%	[2]	0.55%	[2]	0.55%	[2]	0.60%	[2]
Total Annual Fund Operating Expenses		0.18%		0.26%		0.47%		0.50%		0.65%		0.90%		1.20%
Fee Waiver		(0.10%)		(0.05%)		(0.05%)		(0.05%)		(0.25%)		(0.25%)		(0.25%)
Total Annual Fund Operating Expenses after Fee Waiver	[3]	0.08%		0.21%		0.42%		0.45%		0.40%		0.65%		0.95%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Other Expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[3]	The expenses in the above table reflect a written agreement by MassMutual to (i) waive .05% of the management fees of the Fund and (ii) waive .05% of the administrative and shareholder services fee for Class Z of the Fund and .20% of the administrative and shareholder services fee for Class L, Class A, and Class N of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Indexed Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	8	48	91	220
Class I	22	79	141	326
Class S	43	146	258	587
Class Y	46	155	275	623
Class L	41	183	337	787
Class A	638	822	1,022	1,597
Class N	197	356	636	1,432

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Indexed Equity Fund Class N	97	356	636	1,432

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included within the S&P 500® Index[1] (“Index”). The Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. As of January 31, 2012, the market capitalization range of companies included in the Index was $1.47 billion to $425.54 billion.

The Fund typically attempts to hold each of the stocks included in the Index in approximately the same weightings as in the Index. The Fund’s subadviser, Northern Trust Investments, Inc. (“NTI”), uses a process known as “optimization,” a statistical sampling technique, to invest in a statistically selected sample of the securities found in the Index instead of buying every stock in the Index. In doing so, NTI attempts to maximize the Fund’s liquidity and returns while minimizing its costs. The Fund may also invest in index futures in order to help the Fund’s returns approach the returns of a fully invested portfolio while enabling the Fund to keep cash on hand for liquidity purposes. Use of derivatives by the Fund may create investment leverage. The Fund may invest in illiquid securities. Because the Fund, unlike the Index, is subject to fees and transaction expenses, the Fund’s returns are likely to be less than those of the Index. In addition, NTI’s use of optimization techniques may result in variance between the Fund’s performance and the Index’s returns. NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the S&P 500 Index within a 0.95 correlation coefficient.

(1) “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500,” and “S&P 500®” are trademarks of the McGraw-Hill Companies and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Indexing Risk The Fund’s performance may not track the performance of the index exactly due to a number of factors, including fees and expenses of the Fund, and the Fund’s cash positions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance is not shown for Class Z shares of the Fund because Class Z commenced on December 7, 2011 and does not have a full calendar year of returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	2Q ’09,	15.92%	Lowest Quarter:	4Q ’08,	- 22.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Indexed Equity Fund	One Year	Five Years	Ten Years
Class S Return Before Taxes	1.69%	(0.66%)	2.49%
Class S Return After Taxes on Distributions	1.43%	(0.93%)	2.23%
Class S Return After Taxes on Distributions and Sale of Fund Shares	1.41%	(0.59%)	2.09%
Class I Return Before Taxes	1.84%	(0.45%)	2.72%
Class Y Return Before Taxes	1.55%	(0.70%)	2.45%
Class L Return Before Taxes	1.66%	(0.63%)	2.45%
Class A Return Before Taxes	(4.42%)	(2.06%)	1.58%
Class N Return Before Taxes	0.13%	(1.18%)	1.89%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%

MassMutual Select Core Opportunities Fund
MassMutual Select Core Opportunities Fund
INVESTMENT OBJECTIVE
This Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Core Opportunities Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Core Opportunities Fund	Class S	Class Y	Class L	Class A	Class N
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (Rule 12b-1) Fees	none	none	none	0.25%	0.50%
Other Expenses	0.17%	0.27%	0.42%	0.42%	0.47%
Total Annual Fund Operating Expenses	0.87%	0.97%	1.12%	1.37%	1.67%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Core Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	89	278	482	1,073
Class Y	99	309	536	1,190
Class L	114	356	617	1,363
Class A	706	984	1,282	2,127
Class N	270	526	907	1,976

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Core Opportunities Fund Class N	170	526	907	1,976

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by large, established companies. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The subadvisers currently consider large, established companies to include those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index (as of January 31, 2012, between $108 million and $425.54 billion). The Fund may also invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes or as a substitute for direct investments); and may purchase and sell options (for hedging purposes). Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, Victory Capital Management Inc. (“Victory”) and The Boston Company Asset Management, LLC (“The Boston Company”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser seeks to invest in both growth securities (securities of companies that each subadviser believes will experience earnings growth) and value securities (securities that each subadviser believes are intrinsically worth more than their current market value). Victory may consider a variety of factors in considering when to buy and sell securities, including, for example, cash flow, book value, dividend yield, growth potential, quality of management, adequacy of revenues, earnings, capitalization, relation to historical earnings, the value of the issuer’s underlying assets, and expected future relative earnings growth. Victory typically will pursue investments that it anticipates will provide above-average dividend yield or potential for appreciation. The Boston Company chooses securities through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. The Boston Company’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500® Index. The Boston Company uses a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including: value (how a stock is priced relative to its perceived intrinsic worth); growth (the sustainability of growth or earnings); and financial profile (which measures the financial health of the company).

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market- induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	3Q ’09,	15.34%	Lowest Quarter:	4Q ’08,	- 25.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Core Opportunities Fund	One Year	Five Years	Since Inception	Inception Date
Class S Return Before Taxes	(6.34%)	(1.63%)	(0.11%)	Mar 31, 2006
Class S Return After Taxes on Distributions	(6.49%)	(2.27%)	(0.68%)	Mar 31, 2006
Class S Return After Taxes on Distributions and Sale of Fund Shares	(3.93%)	(1.61%)	(0.30%)	Mar 31, 2006
Class Y Return Before Taxes	(6.48%)	(1.73%)	(0.20%)	Mar 31, 2006
Class L Return Before Taxes	(6.67%)	(1.91%)	(0.37%)	Mar 31, 2006
Class A Return Before Taxes	(12.19%)	(3.27%)	(1.61%)	Mar 31, 2006
Class N Return Before Taxes	(8.01%)	(2.42%)	(0.89%)	Mar 31, 2006
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	1.63%	Apr 3, 2006

MassMutual Select Focused Value Fund
MassMutual Select Focused Value Fund
INVESTMENT OBJECTIVE
This Fund seeks growth of capital over the long-term.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Focused Value Fund	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Focused Value Fund		Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees		0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.50%
Other Expenses		0.10%	0.21%	0.31%	0.46%	0.46%	0.51%
Total Annual Fund Operating Expenses		0.79%	0.90%	1.00%	1.15%	1.40%	1.70%
Fee Waiver		(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses after Fee Waiver	[1]	0.69%	0.80%	0.90%	1.05%	1.30%	1.60%
[1]	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Focused Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	70	242	429	969
Class S	82	277	489	1,099
Class Y	92	308	543	1,216
Class L	107	355	623	1,389
Class A	700	983	1,288	2,150
Class N	263	526	914	2,000

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Focused Value Fund Class N	163	526	914	2,000

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in equity securities of U.S. companies that the Fund’s subadviser, Harris Associates L.P. (“Harris”), believes are undervalued. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants, of issuers of any size. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 25% of its total assets in foreign securities, and will not invest more than 5% of its total assets in emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

In selecting equity investments for the Fund, Harris uses a value investment philosophy. This investment philosophy is based upon the belief that, over time, a company’s stock price converges with the company’s intrinsic or true business value. Harris seeks to identify companies that it believes have discounted stock prices compared to the companies’ true business values. By “true business value,” Harris means an estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris usually sells a stock when the price approaches its estimated worth. This means that Harris sets specific “buy” and “sell” targets for each stock held by the Fund. Harris also monitors each holding and adjusts those price targets as warranted to reflect changes in a company’s fundamentals.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade,currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Non-Diversification Risk Because the Fund may invest its assets in a more limited number of issuers than a diversified fund, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were diversified.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	3Q ’09,	27.48%	Lowest Quarter:	4Q ’08,	- 26.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Focused Value Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class Z Return Before Taxes	(0.12%)			3.65%	Nov 15, 2010
Class Z Russell 1000 Index (reflects no deduction for fees,expenses, or taxes)	1.50%			7.61%	Dec 1, 2010
Class S Return Before Taxes	(0.23%)	2.97%	7.82%
Class S Return After Taxes on Distributions	(0.73%)	2.12%	6.81%
Class S Return After Taxes on Distributions and Sale of Fund Shares	0.47%	2.30%	6.58%
Class Y Return Before Taxes	(0.35%)	2.87%	7.71%
Class L Return Before Taxes	(0.48%)	2.71%	7.55%
Class A Return Before Taxes	(6.49%)	1.24%	6.64%
Class N Return Before Taxes	(1.99%)	2.15%	7.22%
Russell 1000 Index (reflects no deduction for fees,expenses, or taxes)	1.50%	(0.02%)	3.34%

MassMutual Select Fundamental Growth Fund
MassMutual Select Fundamental Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Fundamental Growth Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Fundamental Growth Fund		Class S	Class Y	Class L	Class A	Class N
Management Fees	[1]	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%	0.50%
Other Expenses	[1]	0.27%	0.31%	0.46%	0.46%	0.51%
Total Annual Fund Operating Expenses		0.92%	0.96%	1.11%	1.36%	1.66%
Fee Waiver		(0.09%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver	[2]	0.83%	0.93%	1.08%	1.33%	1.63%
[1]	Management Fees and Other Expenses have been restated to reflect an increase to the contractual management fees and a decrease to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[2]	The expenses in the above table reflect a written agreement by MassMutual to waive .09% of the administrative and shareholder services fee for Class S of the Fund and .03% of the administrative and shareholder services fee for Class Y, Class L, Class A, and Class N of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Fundamental Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	85	284	500	1,123
Class Y	95	303	528	1,175
Class L	110	350	609	1,349
Class A	703	978	1,274	2,114
Class N	266	520	899	1,963

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Fundamental Growth Fund Class N	166	520	899	1,963

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in domestic equity securities that the Fund’s subadviser, Wellington Management Company, LLP (“Wellington Management”), believes offer the potential for long-term growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants, of issuers of any size. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

Wellington Management generally employs a bottom-up stock selection process that utilizes fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Wellington Management seeks to identify diversified sources of return based on its assessment of individual companies against the context of broader market factors by evaluating and ranking each stock on a consistent set of growth, quality, and valuation criteria.

In pursuing its investment objective, Wellington Management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, Wellington Management believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development). The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. The Fund’s name, investment objective, and investment strategy changed on February 22, 2012 to permit the Fund to become “actively” managed. Because the Fund was previously “passively” managed, the performance results shown would likely be different had the Fund’s current investment objective and investment strategy been in effect for the periods for which performance results are presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest Quarter:	2Q ’09,	19.30%	Lowest Quarter:	2Q ’02,	-28.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Fundamental Growth Fund		One Year	Five Years	Ten Years
Class S Return Before Taxes		3.13%	5.52%	3.73%
Class S Return After Taxes on Distributions		3.10%	5.51%	3.72%
Class S Return After Taxes on Distributions and Sale of Fund Shares		2.06%	4.76%	3.24%
Class Y Return Before Taxes		2.89%	5.43%	3.59%
Class L Return Before Taxes		2.87%	5.27%	3.45%
Class A Return Before Taxes		(3.32%)	3.73%	2.58%
Class N Return Before Taxes		1.46%	4.65%	2.86%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	[1]	2.64%	2.50%	2.60%
NASDAQ-100 Index (reflects no deduction for fees, expenses, or taxes)		2.70%	5.33%	3.75%
[1]	Going forward, the Fund's performance will be compared to the Russell 1000 Growth Index rather than the NASDAQ-100 Index because the Russell 1000 Growth Index more closely represents the Fund's new investment strategy.

MassMutual Select Blue Chip Growth Fund
MassMutual Select Blue Chip Growth Fund
INVESTMENT OBJECTIVE
This Fund seeks growth of capital over the long term.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Blue Chip Growth Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Blue Chip Growth Fund		Class S	Class Y	Class L	Class A	Class N
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%	0.50%
Other Expenses		0.19%	0.32%	0.44%	0.44%	0.49%
Total Annual Fund Operating Expenses		0.84%	0.97%	1.09%	1.34%	1.64%
Expense Reimbursement		(0.08%)	(0.15%)	(0.11%)	(0.15%)	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[1]	0.76%	0.82%	0.98%	1.19%	1.51%
[1]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .76%, .82%, .98%, 1.19%, and 1.51% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Blue Chip Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	78	260	458	1,030
Class Y	84	294	522	1,176
Class L	100	336	590	1,319
Class A	689	961	1,253	2,083
Class N	254	505	880	1,933

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Blue Chip Growth Fund Class N	154	505	880	1,933

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have the potential for above-average earnings growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

In selecting securities, T. Rowe Price generally seeks to identify companies with a leading market position, seasoned management, and strong financial fundamentals. T. Rowe Price believes that solid company fundamentals (with an emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook may potentially reward investors with strong investment performance. It is anticipated that some of the companies targeted will have good prospects for dividend growth.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development). The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (Russell 1000® Growth Index) and an additional index that provides a comparison for the Fund’s returns without regard to investment style. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up- to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	2Q ’09,	17.48%	Lowest Quarter:	4Q ’08,	-24.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Blue Chip Growth Fund	One Year	Five Years	Ten Years
Class S Return Before Taxes	1.50%	1.91%	1.99%
Class S Return After Taxes on Distributions	1.50%	1.89%	1.95%
Class S Return After Taxes on Distributions and Sale of Fund Shares	0.98%	1.63%	1.71%
Class Y Return Before Taxes	1.51%	1.84%	1.89%
Class L Return Before Taxes	1.42%	1.69%	1.75%
Class A Return Before Taxes	(4.66%)	0.27%	0.91%
Class N Return Before Taxes	(0.31%)	1.12%	1.18%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%

MassMutual Select Large Cap Growth Fund
MassMutual Select Large Cap Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital and future income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Large Cap Growth Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Large Cap Growth Fund	Class S	Class Y		Class L		Class A
Management Fees	0.65%	0.65%		0.65%		0.65%
Distribution and Service (Rule 12b-1) Fees	none	none		none		0.25%
Other Expenses	0.27%	0.31%	[1]	0.46%	[1]	0.46%
Total Annual Fund Operating Expenses	0.92%	0.96%		1.11%		1.36%
[1]	Other Expenses for Classes Y and L have been restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	94	293	509	1,131
Class Y	98	306	531	1,178
Class L	113	353	612	1,352
Class A	706	981	1,277	2,116

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in large-capitalization companies that the Fund’s subadviser, Rainier Investment Management, Inc. (“Rainier”), believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index (as of January 31, 2012, $422 million to $425.54 billion). Equity securities may include common stocks, rights, and warrants. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund will normally be invested in 75-150 securities. The Fund seeks to invest over a broad cross-section of economic sectors and industries.

In selecting securities, Rainier generally seeks to identify companies that it believes are likely to demonstrate superior earnings growth relative to their peers. Rainier typically favors companies that it believes have attractive fundamentals, such as strong revenue, earnings, or cash flow growth. To help control risk, Rainier typically compares the Fund’s economic sector weightings to those of a broad index, and normally avoids extreme overweighting or underweighting relative to the index.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	3Q ’10,	14.57%	Lowest Quarter:	4Q ’08,	- 21.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Large Cap Growth Fund	One Year	Five Years	Ten Years
Class S Return Before Taxes	(4.31%)	(0.80%)	0.11%
Class S Return After Taxes on Distributions	(5.93%)	(1.39%)	(0.25%)
Class S Return After Taxes on Distributions and Sale of Fund Shares	(0.75%)	(0.66%)	0.10%
Class Y Return Before Taxes	(4.36%)	(0.77%)	0.09%
Class L Return Before Taxes	(4.68%)	(1.09%)	(0.01%)
Class A Return Before Taxes	(10.17%)	(2.38%)	(0.92%)
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%

MassMutual Select Growth Opportunities Fund
MassMutual Select Growth Opportunities Fund
INVESTMENT OBJECTIVE
This Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Growth Opportunities Fund	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Growth Opportunities Fund		Class Z		Class S		Class Y		Class L		Class A		Class N
Management Fees		0.73%		0.73%		0.73%		0.73%		0.73%		0.73%
Distribution and Service (Rule 12b-1) Fees		none		none		none		none		0.25%		0.50%
Other Expenses		0.12%	[1]	0.27%	[2]	0.37%	[2]	0.52%	[2]	0.52%	[2]	0.57%	[2]
Total Annual Fund Operating Expenses		0.85%		1.00%		1.10%		1.25%		1.50%		1.80%
Fee Waiver		(0.15%)		(0.15%)		(0.15%)		(0.15%)		(0.15%)		(0.15%)
Total Annual Fund Operating Expenses after Fee Waiver	[3]	0.70%		0.85%		0.95%		1.10%		1.35%		1.65%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Other Expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[3]	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Growth Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	72	256	457	1,035
Class S	87	303	538	1,211
Class Y	97	335	592	1,327
Class L	112	382	672	1,498
Class A	705	1,008	1,333	2,250
Class N	268	552	961	2,104

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Growth Opportunities Fund Class N	168	552	961	2,104

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

This Fund seeks to achieve its objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified Fund.

The Fund is managed by two subadvisers, Sands Capital Management, LLC (“Sands Capital”) and Delaware Management Company (“DMC”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Sands Capital seeks long-term capital appreciation by investing in stocks believed to have potential for dramatic wealth creation using bottom-up, fundamental research and focusing on six key investment criteria: sustainable, above average earnings growth, a leadership position in a promising business space, significant competitive advantages/unique business franchise, a clear mission and value-added focus, financial strength, and rational valuation relative to the market and business prospects. Sands Capital does not typically invest in companies with market capitalizations less than $1 billion. DMC seeks to select securities that it believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the return on capital above its cost of capital. DMC will normally invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase. Each subadviser may consider selling a security for the Fund, if, for example, in its judgment, the prospects for future growth do not look promising, a more attractive opportunity is identified, if fundamentals unexpectedly change or if valuations are stretched past fair value.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Non-Diversification Risk Because the Fund may invest its assets in a more limited number of issuers than a diversified fund, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were diversified.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance is not shown for Class Z shares of the Fund because Class Z commenced on December 7, 2011 and does not have a full calendar year of returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest Quarter:	2Q ’09,	18.49%	Lowest Quarter:	4Q ’08,	- 27.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Growth Opportunities Fund	One Year	Five Years	Ten Years
Class S Return Before Taxes	4.82%	4.58%	3.94%
Class S Return After Taxes on Distributions	4.82%	4.41%	3.86%
Class S Return After Taxes on Distributions and Sale of Fund Shares	3.13%	3.86%	3.39%
Class Y Return Before Taxes	4.73%	4.47%	3.84%
Class L Return Before Taxes	4.66%	4.30%	3.67%
Class A Return Before Taxes	(1.66%)	2.83%	2.81%
Class N Return Before Taxes	3.02%	3.71%	3.07%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%

MassMutual Select Mid-Cap Value Fund
MassMutual Select Mid-Cap Value Fund
INVESTMENT OBJECTIVE
This Fund seeks growth of capital over the long-term.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Mid-Cap Value Fund	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Mid-Cap Value Fund		Class Z		Class S		Class Y		Class L		Class A		Class N
Management Fees		0.70%		0.70%		0.70%		0.70%		0.70%		0.70%
Distribution and Service (Rule 12b-1) Fees		none		none		none		none		0.25%		0.50%
Other Expenses		0.13%	[1]	0.20%	[2]	0.30%	[2]	0.45%	[2]	0.45%	[2]	0.50%	[2]
Total Annual Fund Operating Expenses		0.83%		0.90%		1.00%		1.15%		1.40%		1.70%
Fee Waiver		(0.10%)		(0.10%)		(0.10%)		(0.10%)		(0.10%)		(0.10%)
Total Annual Fund Operating Expenses after Fee Waiver	[3]	0.73%		0.80%		0.90%		1.05%		1.30%		1.60%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Other Expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[3]	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Mid-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	75	255	451	1,016
Class S	82	277	489	1,099
Class Y	92	308	543	1,216
Class L	107	355	623	1,389
Class A	700	983	1,288	2,150
Class N	263	526	914	2,000

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem you shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Mid-Cap Value Fund Class N	163	526	914	2,000

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in equity securities of mid-capitalization companies that the subadvisers believe are undervalued. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of mid-cap companies. The subadvisers currently define “mid-cap” companies as those whose market capitalizations at the time of purchase are between $500 million and $10 billion or fall within the market capitalization range of companies included in the Russell Midcap® Value Index (as of January 31, 2012, between $108 million and $20.70 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may gain exposure to non-U.S. issuers through the purchase of American Depositary Receipts (“ADRs”). The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”). The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, NFJ Investment Group LLC (“NFJ”) and Systematic Financial Management, L.P. (“Systematic”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. NFJ uses a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers classify the Fund selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers then use quantitative factors to screen the Fund’s initial selection. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings per share estimates), and fundamental changes. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select 35 to 50 stocks for the Fund. In selecting securities for the Fund, Systematic utilizes a two-prong, bottom-up investment strategy that unifies quantitative screening and fundamental research. Systematic’s security selection process generally favors companies with attractive valuation and positive earnings dynamics, and may consider, among other things, a company’s financial characteristics, market position, industry position, and management. Generally, Systematic expects to hold between 60 and 80 companies in its portion of the portfolio.

NFJ considers selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield, or other favorable qualitative metrics. Systematic generally may consider selling a stock for the Fund if, for example, in its judgment, the stock’s price has appreciated to a level that Systematic considers to be the stock’s fair value, its analysis leads Systematic to anticipate downward earnings revisions for a company, a company experiences an unexpected earnings announcement, or Systematic identifies other investment opportunities that it believes to be more attractive.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely- held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Performance is not shown for Class Z shares of the Fund because Class Z commenced on December 7, 2011 and does not have a full calendar year of returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	3Q ’09,	18.59%	Lowest Quarter:	4Q ’08,	- 22.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Mid-Cap Value Fund	One Year	Five Years	Since Inception	Inception Date
Class S Return Before Taxes	(2.84%)	(0.79%)	1.81%	Aug 29, 2006
Class S Return After Taxes on Distributions	(3.01%)	(1.38%)	1.23%	Aug 29, 2006
Class S Return After Taxes on Distributions and Sale of Fund Shares	(1.64%)	(0.92%)	1.30%	Aug 29, 2006
Class Y Return Before Taxes	(3.02%)	(0.89%)	1.70%	Aug 29, 2006
Class L Return Before Taxes	(3.37%)	(1.09%)	1.51%	Aug 29, 2006
Class A Return Before Taxes	(8.95%)	(2.46%)	0.17%	Aug 29, 2006
Class N Return Before Taxes	(4.63%)	(1.57%)	1.01%	Aug 29, 2006
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	(1.38%)	0.04%	1.82%	Sep 1, 2006

MassMutual Select Small Cap Value Equity Fund
MassMutual Select Small Cap Value Equity Fund
INVESTMENT OBJECTIVE
This Fund seeks to maximize total return through investment primarily in small capitalization equity securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Small Cap Value Equity Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Small Cap Value Equity Fund		Class S	Class Y	Class L	Class A	Class N
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%	0.50%
Other Expenses		0.11%	0.21%	0.36%	0.36%	0.41%
Acquired Fund Fees and Expenses		0.09%	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	[1]	0.95%	1.05%	1.20%	1.45%	1.75%
[1]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Small Cap Value Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	97	303	525	1,166
Class Y	107	334	579	1,283
Class L	122	381	660	1,455
Class A	714	1,007	1,322	2,210
Class N	278	551	949	2,062

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Small Cap Value Equity Fund Class N	178	551	949	2,062

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in common stocks of small-capitalization companies that the subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of January 31, 2012, between $17 million and $3.74 billion). Equity securities may include common stocks, preferred stock, rights, and warrants. The Fund typically invests most of its assets in U.S. companies, but may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, Wellington Management Company, LLP (“Wellington Management”) and Barrow, Hanley, Mewhinney & Strauss, LLC. (“Barrow Hanley”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. In selecting investments for the Fund, Wellington Management generally employs a bottom-up stock selection process that utilizes proprietary, fundamental research to identify companies it considers to be undervalued and to have the potential for significant longer-term returns. In selecting securities for the Fund, Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify small capitalization companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the Fund to below average levels of risk. A subadviser may consider selling a stock for the Fund if, in its judgment, the security has reached its target price, has failed to perform as expected, or other opportunities appear more attractive.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	3Q ’09,	23.43%	Lowest Quarter:	4Q ’08,	- 24.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Small Cap Value Equity Fund	One Year	Five Years	Since Inception	Inception Date
Class S Return Before Taxes	(3.91%)	(2.39%)	(0.48%)	Mar 31, 2006
Class S Return After Taxes on Distributions	(3.96%)	(2.64%)	(0.72%)	Mar 31, 2006
Class S Return After Taxes on Distributions and Sale of Fund Shares	(2.49%)	(2.10%)	(0.49%)	Mar 31, 2006
Class Y Return Before Taxes	(3.93%)	(2.46%)	(0.57%)	Mar 31, 2006
Class L Return Before Taxes	(4.34%)	(2.66%)	(0.74%)	Mar 31, 2006
Class A Return Before Taxes	(9.84%)	(3.99%)	(1.97%)	Mar 31, 2006
Class N Return Before Taxes	(5.60%)	(3.15%)	(1.26%)	Mar 31, 2006
Russell 2000 Value Index (no deduction for fees, expenses, or taxes)	(5.50%)	(1.87%)	(0.18%)	Apr 3, 2006

MassMutual Select Small Company Value Fund
MassMutual Select Small Company Value Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Small Company Value Fund	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Small Company Value Fund		Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.50%
Other Expenses		0.09%	0.28%	0.32%	0.47%	0.47%	0.52%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[1]	0.98%	1.17%	1.21%	1.36%	1.61%	1.91%
Fee Waiver		(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses after Fee Waiver	[2]	0.90%	1.09%	1.13%	1.28%	1.53%	1.83%
[1]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
[2]	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Small Company Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	92	304	534	1,194
Class S	111	364	636	1,413
Class Y	115	376	657	1,459
Class L	130	423	737	1,628
Class A	722	1,046	1,394	2,370
Class N	286	592	1,024	2,226

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Small Company Value Fund Class N	186	592	1,024	2,226

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in equity securities that the subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of January 31, 2012, between $17 million and $3.74 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 20% of its total assets in foreign securities. The Fund may invest in real estate investment trusts (“REITs”) and exchange-traded funds. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by three subadvisers, Federated Clover Investment Advisors (“Federated Clover”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and EARNEST Partners, LLC (“Earnest Partners”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Each of the subadvisers uses a combination of fundamental and quantitative analyses to identify undervalued companies. A subadviser may consider selling a security for the Fund if, for example, in its judgment, the security has reached its target price, has failed to perform as expected and the security’s investment thesis is no longer intact, or other opportunities appear more attractive.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Sector Risk The Fund may allocate more of its assets to certain economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those sectors than if the Fund invested more broadly.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance (Russell 2000 Value Index) and an additional index that provides a comparison for the Fund’s returns without regard to investment style. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	3Q ’09,	21.04%	Lowest Quarter:	4Q ’08,	- 24.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Small Company Value Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class Z Return Before Taxes	(2.34%)			5.35%	Nov 15, 2010
Class Z Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	(5.50%)			2.17%	Dec 1, 2010
Class Z Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	(4.18%)			3.16%	Dec 1, 2010
Class S Return Before Taxes	(2.51%)	1.73%	6.97%
Class S Return After Taxes on Distributions	(3.15%)	0.84%	6.24%
Class S Return After Taxes on Distributions and Sale of Fund Shares	(0.83%)	1.32%	6.00%
Class Y Return Before Taxes	(2.65%)	1.68%	6.91%
Class L Return Before Taxes	(2.79%)	1.54%	6.75%
Class A Return Before Taxes	(8.57%)	0.09%	5.86%
Class N Return Before Taxes	(4.22%)	0.97%	6.16%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	(5.50%)	(1.87%)	6.40%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	(4.18%)	0.15%	5.62%

MassMutual Select Mid Cap Growth Equity II Fund
MassMutual Select Mid Cap Growth Equity II Fund
INVESTMENT OBJECTIVE
This Fund seeks growth of capital over the long-term.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Mid Cap Growth Equity II Fund	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Mid Cap Growth Equity II Fund		Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.50%
Other Expenses		0.09%	0.21%	0.30%	0.45%	0.45%	0.50%
Total Annual Fund Operating Expenses		0.84%	0.96%	1.05%	1.20%	1.45%	1.75%
Fee Waiver		(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses after Fee Waiver	[1]	0.74%	0.86%	0.95%	1.10%	1.35%	1.65%
[1]	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Mid Cap Growth Equity II Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	76	258	456	1,028
Class S	88	296	521	1,169
Class Y	97	324	570	1,274
Class L	112	371	650	1,446
Class A	705	998	1,313	2,202
Class N	268	541	940	2,054

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Mid Cap Growth Equity II Fund Class N	168	541	940	2,054

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Frontier Capital Management Company, LLC (“Frontier”), believe offer the potential for long-term growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the subadvisers expect to grow at a faster rate than the average company. The subadvisers currently define “mid-cap” companies as those whose market capitalizations at the time of purchase fall within the market capitalization range of companies included in either the S&P MidCap 400® Index or the Russell Midcap® Growth Index (as of January 31, 2012, between $422 million and $20.70 billion). The Fund may invest up to 20% of its net assets in stocks whose market capitalizations are outside of that capitalization range. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 25% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

In selecting securities for the Fund, T. Rowe Price generally uses a “growth” approach, seeking to identify companies that it believes have proven products or services, a record of above-average earnings growth, demonstrated potential to sustain earnings growth, stock prices that appear to undervalue their growth prospects, or a connection to industries experiencing increasing demand. T. Rowe Price has the discretion to purchase some securities for the Fund that do not meet those investment criteria when it believes there is an opportunity for substantial appreciation.

In selecting securities for the Fund, Frontier employs a Growth-at-a-Reasonable-Price approach to identify the best risk/reward investment ideas in the U.S. equity mid-capitalization universe. Frontier believes that there are three key drivers of long-term, consistent performance. Frontier looks for companies that have: i) sound business models with strong management teams and secular growth prospects; ii) unrecognized earnings power; and iii) attractive valuations.

Each subadviser may sell securities for the Fund for a variety of reasons, such as, for example, to seek to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely- held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	2Q ’03,	19.73%	Lowest Quarter:	4Q ’08,	- 26.27%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Mid Cap Growth Equity II Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class Z Return Before Taxes	(1.74%)			4.91%	Nov 15, 2010
Class Z Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.65%)			5.58%	Dec 1, 2010
Class S Return Before Taxes	(1.86%)	4.57%	6.97%
Class S Return After Taxes on Distributions	(3.02%)	3.78%	6.37%
Class S Return After Taxes on Distributions and Sale of Fund Shares	0.25%	3.79%	6.03%
Class Y Return Before Taxes	(2.01%)	4.46%	6.87%
Class L Return Before Taxes	(2.18%)	4.30%	6.70%
Class A Return Before Taxes	(7.98%)	2.83%	5.81%
Class N Return Before Taxes	(3.60%)	3.73%	6.09%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.65%)	2.44%	5.29%

MassMutual Select Small Cap Growth Equity Fund
MassMutual Select Small Cap Growth Equity Fund
INVESTMENT OBJECTIVE
This Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Small Cap Growth Equity Fund	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Small Cap Growth Equity Fund		Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees		0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.50%
Other Expenses		0.10%	0.20%	0.34%	0.49%	0.49%	0.54%
Total Annual Fund Operating Expenses		0.92%	1.02%	1.16%	1.31%	1.56%	1.86%
Fee Waiver		(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	[1]	0.87%	0.97%	1.11%	1.26%	1.51%	1.81%
[1]	The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Small Cap Growth Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	89	288	504	1,127
Class S	99	320	558	1,243
Class Y	113	364	633	1,405
Class L	128	410	713	1,575
Class A	720	1,035	1,372	2,321
Class N	284	580	1,001	2,176

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Small Cap Growth Equity Fund Class N	184	580	1,001	2,176

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in equity securities of smaller companies that the subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of January 31, 2012, between $17 million and $3.74 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, Wellington Management Company, LLP (“Wellington Management”) and Waddell & Reed Investment Management Company (“Waddell & Reed”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Each of the subadvisers uses a combination of fundamental and quantitative analyses to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. A subadviser may consider selling a security for the Fund if, for example, in its judgment, target prices are reached, future upside potential is limited, company fundamentals are no longer attractive, superior purchase candidates are identified, or market capitalization ceilings are exceeded.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance (Russell 2000 Growth Index) and an additional index that provides a comparison for the Fund’s returns without regard to investment style. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	2Q ’09,	25.47%	Lowest Quarter:	4Q ’08,	- 24.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Small Cap Growth Equity Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class Z Return Before Taxes	(5.41%)			2.23%	Nov 15, 2010
Class Z Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	(2.91%)			4.11%	Dec 1, 2010
Class Z Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	(4.18%)			3.16%	Dec 1, 2010
Class S Return Before Taxes	(5.47%)	1.49%	4.86%
Class S Return After Taxes on Distributions	(7.94%)	0.65%	4.32%
Class S Return After Taxes on Distributions and Sale of Fund Shares	(1.71%)	1.11%	4.15%
Class Y Return Before Taxes	(5.68%)	1.34%	4.71%
Class L Return Before Taxes	(5.77%)	1.21%	4.56%
Class A Return Before Taxes	(11.41%)	0.24%	3.68%
Class N Return Before Taxes	(7.12%)	0.64%	3.97%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	(2.91%)	2.09%	4.48%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	(4.18%)	0.15%	5.62%

MassMutual Select Small Company Growth Fund
MassMutual Select Small Company Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Small Company Growth Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Small Company Growth Fund		Class S	Class Y		Class L		Class A		Class N
Management Fees		0.85%	0.85%		0.85%		0.85%		0.85%
Distribution and Service (Rule 12b-1) Fees		none	none		none		0.25%		0.50%
Other Expenses		0.29%	0.33%	[1]	0.48%	[1]	0.48%	[1]	0.53%
Acquired Fund Fees and Expenses		0.02%	0.02%		0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses	[2]	1.16%	1.20%		1.35%		1.60%		1.90%
[1]	Other Expenses for Classes Y, L, and A have been restated to reflect current fees.
[2]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Small Company Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	118	368	638	1,409
Class Y	122	381	660	1,455
Class L	137	428	739	1,624
Class A	728	1,051	1,396	2,366
Class N	293	597	1,026	2,222

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Small Company Growth Fund Class N	193	597	1,026	2,222

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of January 31, 2012, between $17 million and $3.74 billion). Equity securities may include common stocks, rights, and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may use futures contracts (including equity index futures contracts based primarily on the Russell 2000 Index) as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, The Boston Company Asset Management, LLC (“The Boston Company”) and Eagle Asset Management, Inc. (“Eagle”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Each subadviser relies on fundamental research to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. A subadviser may consider selling a stock when, in its judgment, the security reaches what is believed to be an unsustainable valuation, a company’s fundamentals deteriorate, the original investment thesis proved incorrect, or the industry dynamics have negatively changed.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest Quarter:	2Q ’03,	29.89%	Lowest Quarter:	4Q ’08,	- 27.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Small Company Growth Fund	One Year	Five Years	Ten Years
Class S Return Before Taxes	(1.90%)	0.51%	3.11%
Class S Return After Taxes on Distributions	(1.90%)	0.01%	2.33%
Class S Return After Taxes on Distributions and Sale of Fund Shares	(1.23%)	0.26%	2.36%
Class Y Return Before Taxes	(1.81%)	0.48%	3.06%
Class L Return Before Taxes	(2.03%)	0.32%	2.91%
Class A Return Before Taxes	(7.82%)	(1.09%)	2.04%
Class N Return Before Taxes	(3.44%)	(0.21%)	2.34%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	(2.91%)	2.09%	4.48%

MassMutual Select Diversified International Fund
MassMutual Select Diversified International Fund
INVESTMENT OBJECTIVE
This Fund seeks growth of capital over the long-term.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Diversified International Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Diversified International Fund		Class S	Class Y	Class L	Class A
Management Fees		0.90%	0.90%	0.90%	0.90%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%
Other Expenses		0.19%	0.29%	0.44%	0.44%
Total Annual Fund Operating Expenses		1.09%	1.19%	1.34%	1.59%
Expense Reimbursement		(0.10%)	(0.10%)	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[1]	0.99%	1.09%	1.17%	1.42%
[1]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .99%, 1.09%, 1.17%, and 1.42% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Diversified International Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	101	337	591	1,320
Class Y	111	368	645	1,434
Class L	119	408	718	1,598
Class A	711	1,032	1,376	2,342

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 140% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International (MSCI®) Europe, Australasia, Far East (EAFE®) Value Index, which is the Fund’s benchmark. The Fund may invest up to 15% of its total assets in equity securities of issuers in emerging markets countries. The Fund typically does not invest in U.S. companies. The Fund may invest a substantial part of its assets in just one region or country.

Equity securities in which the Fund invests may include common stocks, preferred stocks, securities convertible into common or preferred stock, depositary receipts, rights and warrants to buy common stocks, and privately placed securities.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which it can invest.

The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

In choosing stocks for the Fund, the Fund’s subadviser, J.P. Morgan Investment Management Inc. (“J.P. Morgan”), uses a dividend discount model to quantify its fundamental research, producing a ranking of companies in each industry group according to their relative value. J.P. Morgan then buys and sells stocks, using the research and valuation rankings, as well as its assessment of other factors, including:

·  value characteristics such as low price to book and price to earnings ratios;

·  catalysts that could trigger a change in a stock’s price;

·  potential reward compared to potential risk; and

·  temporary mispricings caused by market overreactions.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	2Q ’09,	27.65%	Lowest Quarter:	4Q ’08,	- 28.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Diversified International Fund		One Year	Five Years	Since Inception	Inception Date
Class S Return Before Taxes		(16.84%)	(8.64%)	(8.43%)	Dec 14, 2006
Class S Return After Taxes on Distributions		(16.97%)	(8.88%)	(8.68%)	Dec 14, 2006
Class S Return After Taxes on Distributions and Sale of Fund Shares		(10.17%)	(6.99%)	(6.82%)	Dec 14, 2006
Class Y Return Before Taxes		(17.11%)	(8.78%)	(8.57%)	Dec 14, 2006
Class L Return Before Taxes		(17.06%)	(8.83%)	(8.62%)	Dec 14, 2006
Class A Return Before Taxes		(21.89%)	(10.15%)	(9.94%)	Dec 14, 2006
MSCI EAFE Value Index (reflects no deduction for fees or expenses)	[1]	(12.17%)	(6.33%)	(6.33%)	Jan 2, 2007
MSCI ACWI ex-U.S. (reflects no deduction for fees or expenses)		(13.71%)	(2.92%)	(2.93%)	Jan 2, 2007
[1]	Going forward, the Fund's performance will be compared to the MSCI EAFE Value Index rather than the MSCI ACWI ex-U.S. because the MSCI EAFE Value Index more closely represents the Fund's current investment strategy.

MassMutual Select Overseas Fund
MassMutual Select Overseas Fund
INVESTMENT OBJECTIVE
The Fund seeks growth of capital over the long-term by investing in foreign equity securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Select Overseas Fund	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Select Overseas Fund		Class Z	Class S		Class Y		Class L		Class A		Class N
Management Fees		1.00%	1.00%		1.00%		1.00%		1.00%		1.00%
Distribution and Service (Rule 12b-1) Fees		none	none		none		none		0.25%		0.50%
Other Expenses		0.16%	0.44%	[1]	0.49%	[1]	0.54%	[1]	0.54%	[1]	0.59%	[1]
Total Annual Fund Operating Expenses		1.16%	1.44%		1.49%		1.54%		1.79%		2.09%
Fee Waiver		(0.31%)	(0.31%)		(0.31%)		(0.31%)		(0.31%)		(0.31%)
Total Annual Fund Operating Expenses after Fee Waiver	[2]	0.85%	1.13%		1.18%		1.23%		1.48%		1.78%
[1]	Other Expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[2]	The expenses in the above table reflect a written agreement by MassMutual to waive .31% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual Select Overseas Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	87	338	608	1,381
Class S	115	425	757	1,698
Class Y	120	441	784	1,753
Class L	125	456	810	1,808
Class A	717	1,078	1,462	2,535
Class N	281	625	1,095	2,396

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Select Overseas Fund Class N	181	625	1,095	2,396

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in stocks of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest in equity securities of issuers in emerging markets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, depositary receipts, rights and warrants, of issuers of any size. The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by three subadvisers, J.P. Morgan Investment Management Inc. (“J.P. Morgan”), Massachusetts Financial Services Company (“MFS”), and Harris Associates L.P. (“Harris”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser may invest a relatively high percentage of the Fund’s assets in a single country, a small number of countries, or a particular geographic region or sector.

In choosing stocks for the Fund, J.P. Morgan uses a dividend discount model to quantify its fundamental research, producing a ranking of companies in each industry group according to their relative values. J.P. Morgan then buys and sells stocks, using the research and valuation rankings, as well as its assessment of other factors, including:

·  value characteristics such as low price to book and price to earnings ratios;

·  catalysts that could trigger a change in a stock’s price;

·  potential reward compared to potential risk; and

·  temporary mispricings caused by market overreactions.

In selecting investments for the Fund, MFS is not constrained to any particular investment style. MFS may invest the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Harris uses a value investment philosophy. This investment philosophy is based upon the belief that, over time, a company’s stock price converges with the company’s intrinsic or true business value. Harris seeks to identify companies that it believes have discounted stock prices compared to the companies’ true business values. By “true business value,” Harris means an estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris usually sells a stock when the price approaches its estimated worth. This means that Harris sets specific “buy” and “sell” targets for each stock held by the Fund. Harris also monitors each holding and adjusts those price targets as warranted to reflect changes in a company’s fundamentals. Harris may from time to time have significant investments in one or more countries or in particular sectors.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Sector Risk The Fund may allocate more of its assets to certain economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those sectors than if the Fund invested more broadly.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	2Q ’09	25.60%	Lowest Quarter:	3Q ’02,	- 21.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual Select Overseas Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class Z Return Before Taxes	(12.97%)			(9.28%)	Nov 15, 2010
Class Z MSCI EAFE Index (reflects no deduction for fees or expenses)	(12.14%)			(4.65%)	Dec 1, 2010
Class S Return Before Taxes	(13.09%)	(2.80%)	5.32%
Class S Return After Taxes on Distributions	(13.12%)	(3.55%)	4.54%
Class S Return After Taxes on Distributions and Sale of Fund Shares	(7.97%)	(2.21%)	4.72%
Class Y Return Before Taxes	(13.16%)	(2.85%)	5.25%
Class L Return Before Taxes	(13.21%)	(2.90%)	5.16%
Class A Return Before Taxes	(18.57%)	(4.31%)	4.27%
Class N Return Before Taxes	(14.64%)	(3.43%)	4.58%
MSCI EAFE Index (reflects no deduction for fees or expenses)	(12.14%)	(4.72%)	4.67%

MassMutual RetireSMART Conservative Fund
MassMutual RetireSMARTSM Conservative Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual RetireSMART Conservative Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual RetireSMART Conservative Fund		Class S	Class Y	Class L	Class A
Management Fees		0.05%	0.05%	0.05%	0.05%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%
Other Expenses		0.09%	0.13%	0.21%	0.21%
Acquired Fund Fees and Expenses		0.56%	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses	[1]	0.70%	0.74%	0.82%	1.07%
[1]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual RetireSMART Conservative Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	72	224	390	871
Class Y	76	237	411	918
Class L	84	262	455	1,014
Class A	678	896	1,131	1,806

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period June 20, 2011 (commencement of operations) through December 31, 2011, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets directly or indirectly in one or more commodities or commodities-related investments or may themselves invest using an asset allocation strategy among equity, fixed income, money market, commodity, and other investments. The Fund has a conservative asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 30% of its assets invested in equity and similar funds and approximately 70% invested in fixed income funds, including money market funds. In its periodic determination of the Fund’s asset allocation to Underlying Funds, MassMutual will attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	30.7%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	0.8%
Select Fundamental Value (Wellington Management)	1.3%
Select Large Cap Value (Davis)	0.2%
Premier Value (OFI Institutional)	0.1%
Premier Disciplined Value (Babson Capital)	3.2%
Select Core Opportunities (Victory/The Boston Company)	1.0%
Select Blue Chip Growth (T. Rowe Price)	0.8%
Select Large Cap Growth (Rainier)	0.9%
Select Growth Opportunities (Sands Capital/Delaware Management)	0.6%
Premier Disciplined Growth (Babson Capital)	3.1%
Select Focused Value (Harris)	1.7%
Select Mid-Cap Value (NFJ/Systematic)	1.5%
Premier Main Street Small/Mid Cap (OFI Institutional)	0.4%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.8%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.6%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.4%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	0.8%
Select Small Company Growth (The Boston Company/Eagle)	0.4%
Oppenheimer Real Estate (OFI)	2.1%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.1%
Select Overseas (J.P. Morgan/MFS/Harris)	2.9%
Premier International Equity (OFI Institutional)	1.1%
Premier Focused International (Baring)	0.5%
Premier Strategic Emerging Markets (Baring)	2.3%
Oppenheimer Developing Markets Fund (OFI)	1.1%

Fixed Income & Short Term/Money Market Funds	66.5%
Premier Money Market (Babson Capital)	0.4%
Premier Short-Duration Bond (Babson Capital)	18.7%
Premier Inflation-Protected and Income (Babson Capital)	8.0%
Premier Core Bond (Babson Capital)	26.6%
Select PIMCO Total Return (PIMCO)	2.0%
Select Strategic Bond (Western Asset)	4.2%
Premier High Yield (Babson Capital)	3.9%
Premier International Bond (Baring)	2.7%

Other Funds	2.5%
Oppenheimer Commodity Strategy Total Return (OFI)	1.9%
Select BlackRock Global Allocation (BlackRock)	0.6%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (Barclays Capital U.S. Aggregate Bond Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to equity investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), Barclays Capital U.S. Aggregate Bond, and Citigroup 3-Month US T-Bill Indexes. Average annual total returns for Class A shares of the Fund reflect any applicable sales charge. Performance for shares of the Fund for periods prior to the Fund’s inception date (06/20/11) is based on the performance of a predecessor MassMutual separate investment account with substantially the same investment objective, policies, and investment strategies as those of the Fund (the “Predecessor Account”); in the case of Class A shares of the Fund, the average annual returns have been adjusted to reflect the deduction of any applicable Class A sales charge. As a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to certain requirements and restrictions under the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), to which the Predecessor Account was not subject. If the Predecessor Account had been subject to those requirements and restrictions, it might have achieved less favorable investment performance. Because of the difference in tax treatments of the Predecessor Account and the Fund, after-tax performance information is not presented. After-tax performance information will be shown once the Fund has been in operation for a full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class A Shares

Highest
Quarter:	2Q ’09,	9.91%	Lowest Quarter:	4Q ’08,	- 8.73%

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual RetireSMART Conservative Fund	One Year	Five Years	Ten Years
Class A Return Before Taxes	(2.98%)	2.98%	4.11%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distributions and Sale of Fund Shares
Class S Return Before Taxes	3.15%	4.24%	4.75%
Class Y Return Before Taxes	3.05%	4.22%	4.74%
Class L Return Before Taxes	3.19%	4.48%	4.97%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)	0.71%	1.80%	4.13%
Custom RetireSMART Conservative Index (reflects no deduction for fees, expenses, or taxes)	4.86%	4.71%	5.56%

MassMutual RetireSMART Moderate Fund
MassMutual RetireSMARTSM Moderate Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual RetireSMART Moderate Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual RetireSMART Moderate Fund		Class S	Class Y	Class L	Class A
Management Fees		0.05%	0.05%	0.05%	0.05%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%
Other Expenses		0.08%	0.12%	0.20%	0.20%
Acquired Fund Fees and Expenses		0.67%	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses	[1]	0.80%	0.84%	0.92%	1.17%
[1]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual RetireSMART Moderate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	82	255	444	990
Class Y	86	268	466	1,037
Class L	94	293	509	1,131
Class A	687	925	1,182	1,914

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period June 20, 2011 (commencement of operations) through December 31, 2011, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets directly or indirectly in one or more commodities or commodities-related investments or may themselves invest using an asset allocation strategy among equity, fixed income, money market, commodity, and other investments. The Fund has a moderate asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 60% of its assets invested in equity and similar funds and approximately 40% invested in fixed income funds, including money market funds. In its periodic determination of the Fund’s asset allocation to Underlying Funds, MassMutual will attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	58.3%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.7%
Select Fundamental Value (Wellington Management)	3.1%
Select Large Cap Value (Davis)	0.6%
Premier Value (OFI Institutional)	0.2%
Premier Disciplined Value (Babson Capital)	5.4%
Select Core Opportunities (Victory/The Boston Company)	1.1%
Select Blue Chip Growth (T. Rowe Price)	2.0%
Select Large Cap Growth (Rainier)	1.2%
Select Growth Opportunities (Sands Capital/Delaware Management)	2.0%
Premier Disciplined Growth (Babson Capital)	6.0%
Select Focused Value (Harris)	1.8%
Select Mid-Cap Value (NFJ/Systematic)	3.6%
Premier Main Street Small/Mid Cap (OFI Institutional)	2.5%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.6%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.3%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	3.6%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	0.7%
Select Small Company Growth (The Boston Company/Eagle)	0.6%
Oppenheimer Real Estate (OFI)	3.3%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.8%
Select Overseas (J.P. Morgan/MFS/Harris)	7.3%
Premier International Equity (OFI Institutional)	2.4%
Premier Focused International (Baring)	1.1%
Premier Strategic Emerging Markets (Baring)	3.4%
Oppenheimer Developing Markets Fund (OFI)	1.0%

Fixed Income & Short Term/Money Market Funds	37.6%
Premier Money Market (Babson Capital)	0.2%
Premier Short-Duration Bond (Babson Capital)	6.0%
Premier Inflation-Protected and Income (Babson Capital)	4.4%
Premier Core Bond (Babson Capital)	18.9%
Select PIMCO Total Return (PIMCO)	1.4%
Select Strategic Bond (Western Asset)	2.0%
Premier High Yield (Babson Capital)	3.2%
Premier International Bond (Baring)	1.5%

Other Funds	4.1%
Oppenheimer Commodity Strategy Total Return (OFI)	3.1%
Select BlackRock Global Allocation (BlackRock)	1.0%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Average annual total returns for Class A shares of the Fund reflect any applicable sales charge. Performance for shares of the Fund for periods prior to the Fund’s inception date (06/20/11) is based on the performance of a predecessor MassMutual separate investment account with substantially the same investment objective, policies, and investment strategies as those of the Fund (the “Predecessor Account”); in the case of Class A shares of the Fund, the average annual returns have been adjusted to reflect the deduction of any applicable Class A sales charge. As a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to certain requirements and restrictions under the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), to which the Predecessor Account was not subject. If the Predecessor Account had been subject to those requirements and restrictions, it might have achieved less favorable investment performance. Because of the difference in tax treatments of the Predecessor Account and the Fund, after-tax performance information is not presented. After-tax performance information will be shown once the Fund has been in operation for a full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class A Shares

Highest
Quarter:	2Q ’09,	14.10%	Lowest Quarter:	4Q ’08,	-15.18%

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual RetireSMART Moderate Fund	One Year	Five Years	Ten Years
Class A Return Before Taxes	(6.01%)	0.94%	3.70%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distributions and Sale of Fund Shares
Class S Return Before Taxes	(0.11%)	2.18%	4.34%
Class Y Return Before Taxes	(0.09%)	2.18%	4.34%
Class L Return Before Taxes	(0.02%)	2.42%	4.53%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)	0.71%	1.80%	4.13%
Custom RetireSMART Moderate Index (reflects no deduction for fees, expenses, or taxes)	1.82%	2.72%	5.26%

MassMutual RetireSMART Moderate Growth Fund
MassMutual RetireSMARTSM Moderate Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual RetireSMART Moderate Growth Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual RetireSMART Moderate Growth Fund		Class S	Class Y	Class L	Class A
Management Fees		0.05%	0.05%	0.05%	0.05%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%
Other Expenses		0.09%	0.13%	0.21%	0.21%
Acquired Fund Fees and Expenses		0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	[1]	0.89%	0.93%	1.01%	1.26%
[1]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual RetireSMART Moderate Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	91	284	493	1,096
Class Y	95	296	515	1,143
Class L	103	322	558	1,236
Class A	696	952	1,227	2,010

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period June 20, 2011 (commencement of operations) through December 31, 2011, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets directly or indirectly in one or more commodities or commodities-related investments or may themselves invest using an asset allocation strategy among equity, fixed income, money market, commodity, and other investments. The Fund has an asset allocation strategy that emphasizes the potential for moderate growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 85% of its assets invested in equity and similar funds and approximately 15% invested in fixed income funds, including money market funds. In its periodic determination of the Fund’s asset allocation to Underlying Funds, MassMutual will attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	80.8%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	3.2%
Select Fundamental Value (Wellington Management)	4.9%
Select Large Cap Value (Davis)	0.9%
Premier Value (OFI Institutional)	0.4%
Premier Disciplined Value (Babson Capital)	7.4%
Select Core Opportunities (Victory/The Boston Company)	1.0%
Select Blue Chip Growth (T. Rowe Price)	2.9%
Select Large Cap Growth (Rainier)	2.1%
Select Growth Opportunities (Sands Capital/Delaware Management)	3.3%
Premier Disciplined Growth (Babson Capital)	8.8%
Select Focused Value (Harris)	1.6%
Select Mid-Cap Value (NFJ/Systematic)	4.2%
Premier Main Street Small/Mid Cap (OFI Institutional)	3.4%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.1%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	1.0%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	4.3%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	1.2%
Select Small Company Growth (The Boston Company/Eagle)	1.2%
Oppenheimer Real Estate (OFI)	3.5%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	3.9%
Select Overseas (J.P. Morgan/MFS/Harris)	9.9%
Premier International Equity (OFI Institutional)	3.3%
Premier Focused International (Baring)	1.4%
Premier Strategic Emerging Markets (Baring)	4.2%
Oppenheimer Developing Markets Fund (OFI)	0.7%

Fixed Income & Short Term/Money Market Funds	14.9%
Premier Short-Duration Bond (Babson Capital)	1.6%
Premier Inflation-Protected and Income (Babson Capital)	1.2%
Premier Core Bond (Babson Capital)	7.6%
Select PIMCO Total Return (PIMCO)	0.7%
Select Strategic Bond (Western Asset)	0.9%
Premier High Yield (Babson Capital)	1.9%
Premier International Bond (Baring)	1.0%

Other Funds	4.6%
Oppenheimer Commodity Strategy Total Return (OFI)	3.6%
Select BlackRock Global Allocation (BlackRock)	1.0%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk  The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Average annual total returns for Class A shares of the Fund reflect any applicable sales charge. Performance for shares of the Fund for periods prior to the Fund’s inception date (06/20/11) is based on the performance of a predecessor MassMutual separate investment account with substantially the same investment objective, policies, and investment strategies as those of the Fund (the “Predecessor Account”); in the case of Class A shares of the Fund, the average annual returns have been adjusted to reflect the deduction of any applicable Class A sales charge. As a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to certain requirements and restrictions under the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), to which the Predecessor Account was not subject. If the Predecessor Account had been subject to those requirements and restrictions, it might have achieved less favorable investment performance. Because of the difference in tax treatments of the Predecessor Account and the Fund, after-tax performance information is not presented. After-tax performance information will be shown once the Fund has been in operation for a full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class A Shares

Highest
Quarter:	2Q ’09,	17.97%	Lowest Quarter:	4Q ’08,	-21.15%

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual RetireSMART Moderate Growth Fund	One Year	Five Years	Ten Years
Class A Return Before Taxes	(8.80%)	(1.14%)	2.73%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distributions and Sale of Fund Shares
Class S Return Before Taxes	(3.08%)	0.07%	3.35%
Class Y Return Before Taxes	(3.07%)	0.08%	3.35%
Class L Return Before Taxes	(2.98%)	0.29%	3.64%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)	0.71%	1.80%	4.13%
Custom RetireSMART Moderate Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.16%)	0.60%	4.57%

MassMutual RetireSMART Growth Fund
MassMutual RetireSMARTSM Growth Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual RetireSMART Growth Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual RetireSMART Growth Fund		Class S	Class Y	Class L	Class A
Management Fees		0.05%	0.05%	0.05%	0.05%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%
Other Expenses		0.22%	0.26%	0.34%	0.34%
Acquired Fund Fees and Expenses		0.79%	0.79%	0.79%	0.79%
Total Annual Fund Operating Expenses	[1]	1.06%	1.10%	1.18%	1.43%
Expense Reimbursement		(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[2]	0.92%	0.96%	1.04%	1.29%
[1]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
[2]	The expenses in the above table reflect a written agreement by MassMutual to bear the expenses (other than the management, Rule 12b-1 and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) of Class S, Class Y, Class L, and Class A of the Fund in excess of .03% of the average daily net asset values of each such class through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual RetireSMART Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	94	323	571	1,281
Class Y	98	336	593	1,328
Class L	106	361	636	1,419
Class A	699	988	1,299	2,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period June 20, 2011 (commencement of operations) through December 31, 2011, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets directly or indirectly in one or more commodities or commodities-related investments or may themselves invest using an asset allocation strategy among equity, fixed income, money market, commodity, and other investments. The Fund has an asset allocation strategy that emphasizes the potential for growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 97% of its assets invested in equity and similar funds and approximately 3% invested in fixed income funds, including money market funds. The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	92.3%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	4.3%
Select Fundamental Value (Wellington Management)	6.5%
Select Large Cap Value (Davis)	1.4%
Premier Value (OFI Institutional)	0.6%
Premier Disciplined Value (Babson Capital)	7.1%
Select Core Opportunities (Victory/The Boston Company)	1.1%
Select Blue Chip Growth (T. Rowe Price)	4.0%
Select Large Cap Growth (Rainier)	2.8%
Select Growth Opportunities (Sands Capital/Delaware Management)	4.0%
Premier Disciplined Growth (Babson Capital)	9.4%
Select Focused Value (Harris)	1.7%
Select Mid-Cap Value (NFJ/Systematic)	5.0%
Premier Main Street Small/Mid Cap (OFI Institutional)	2.1%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.3%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	1.4%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	5.1%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	1.7%
Select Small Company Growth (The Boston Company/Eagle)	1.6%
Oppenheimer Real Estate (OFI)	3.8%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	4.9%
Select Overseas (J.P. Morgan/MFS/Harris)	10.6%
Premier International Equity (OFI Institutional)	3.5%
Premier Focused International (Baring)	1.7%
Premier Strategic Emerging Markets (Baring)	5.2%
Oppenheimer Developing Markets Fund (OFI)	0.5%

Fixed Income & Short Term/Money Market Funds	3.7%
Premier Short-Duration Bond (Babson Capital)	0.2%
Premier Inflation-Protected and Income (Babson Capital)	0.3%
Premier Core Bond (Babson Capital)	1.3%
Select PIMCO Total Return (PIMCO)	0.1%
Select Strategic Bond (Western Asset)	0.5%
Premier High Yield (Babson Capital)	0.9%
Premier International Bond (Baring)	0.4%

Other Funds	4.1%
Oppenheimer Commodity Strategy Total Return (OFI)	4.0%
Select BlackRock Global Allocation (BlackRock)	0.1%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Principal Risks

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs,are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Average annual total returns for Class A shares of the Fund reflect any applicable sales charge. Performance for shares of the Fund for periods prior to the Fund’s inception date (06/20/11) is based on the performance of a predecessor MassMutual separate investment account with substantially the same investment objective, policies, and investment strategies as those of the Fund (the “Predecessor Account”); in the case of Class A shares of the Fund, the average annual returns have been adjusted to reflect the deduction of any applicable Class A sales charge. As a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to certain requirements and restrictions under the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), to which the Predecessor Account was not subject. If the Predecessor Account had been subject to those requirements and restrictions, it might have achieved less favorable investment performance. Because of the difference in tax treatments of the Predecessor Account and the Fund, after-tax performance information is not presented. After-tax performance information will be shown once the Fund has been in operation for a full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class A Shares

Highest
Quarter:	2Q ’03,	20.17%	Lowest Quarter:	4Q ’08,	- 24.10%

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual RetireSMART Growth Fund	One Year	Five Years	Ten Years
Class A Return Before Taxes	(10.12%)	(2.54%)	2.04%
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distributions and Sale of Fund Shares
Class S Return Before Taxes	(4.58%)	(1.37%)	2.65%
Class Y Return Before Taxes	(4.60%)	(1.38%)	2.65%
Class L Return Before Taxes	(4.39%)	(1.20%)	2.92%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%
Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)	0.71%	1.80%	4.13%
Custom RetireSMART Growth Index (reflects no deduction for fees, expenses, or taxes)	(2.63%)	(0.50%)	4.17%

MassMutual RetireSMART In Retirement Fund
MassMutual RetireSMARTSM In Retirement Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve high current income and, as a secondary objective, capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual RetireSMART In Retirement Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual RetireSMART In Retirement Fund		Class S	Class Y		Class L		Class A		Class N
Management Fees		0.05%	0.05%		0.05%		0.05%		0.05%
Distribution and Service (Rule 12b-1) Fees		none	none		none		0.25%		0.50%
Other Expenses		0.10%	0.17%	[1]	0.27%	[1]	0.27%	[1]	0.32%	[1]
Acquired Fund Fees and Expenses		0.65%	0.65%		0.65%		0.65%		0.65%
Total Annual Fund Operating Expenses	[2]	0.80%	0.87%		0.97%		1.22%		1.52%
[1]	Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[2]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual RetireSMART In Retirement Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	82	255	444	990
Class Y	89	278	482	1,073
Class L	99	309	536	1,190
Class A	692	940	1,207	1,967
Class N	255	480	829	1,813

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual RetireSMART In Retirement Fund Class N	155	480	829	1,813

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors already in retirement. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund’s assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income and money market funds, but also includes a smaller allocation to equity and certain other funds. The Fund is designed for use as part of an overall investment strategy by an investor who is already in retirement.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	34.2%

Fixed Income & Short Term/Money Market Funds	63.6%
Premier Short-Duration Bond (Babson Capital)	19.9%
Premier Inflation-Protected and Income (Babson Capital)	11.3%
Premier Core Bond (Babson Capital)	19.2%

Other Funds	2.2%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration.MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (Barclays Capital U.S. Aggregate Bond Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to equity investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), Barclays Capital U.S. Aggregate Bond, and Citigroup 3-Month US T-Bill Indexes. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	2Q ’09,	9.60%	Lowest Quarter:	4Q ’08,	-8.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual RetireSMART In Retirement Fund	One Year	Five Years	Since Inception	Inception Date
Class S Return Before Taxes	2.78%	3.74%	4.26%	Dec 31, 2003
Class S Return After Taxes on Distributions	1.96%	2.50%	3.06%	Dec 31, 2003
Class S Return After Taxes on Distributions and Sale of Fund Shares	2.02%	2.57%	3.06%	Dec 31, 2003
Class Y Return Before Taxes	2.66%	3.72%	4.24%	Dec 31, 2003
Class L Return Before Taxes	2.52%	3.59%	4.13%	Dec 31, 2003
Class A Return Before Taxes	(3.61%)	2.11%	3.10%	Dec 31, 2003
Class N Return Before Taxes	0.96%	3.02%	3.35%	Dec 31, 2003
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.44%	Jan 2, 2004
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	3.63%	Jan 2, 2004
Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)	0.71%	1.80%	4.28%	Jan 2, 2004
Custom RetireSMART In Retirement Index (reflects no deduction for fees, expenses, or taxes)	4.19%	4.08%	4.84%	Jan 2, 2004

MassMutual RetireSMART 2010 Fund
MassMutual RetireSMARTSM 2010 Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual RetireSMART 2010 Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual RetireSMART 2010 Fund		Class S	Class Y		Class L		Class A		Class N
Management Fees		0.05%	0.05%		0.05%		0.05%		0.05%
Distribution and Service (Rule 12b-1) Fees		none	none		none		0.25%		0.50%
Other Expenses		0.10%	0.19%	[1]	0.29%	[1]	0.29%	[1]	0.34%	[1]
Acquired Fund Fees and Expenses		0.69%	0.69%		0.69%		0.69%		0.69%
Total Annual Fund Operating Expenses	[2]	0.84%	0.93%		1.03%		1.28%		1.58%
[1]	Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[2]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual RetireSMART 2010 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	86	268	466	1,037
Class Y	95	296	515	1,143
Class L	105	328	569	1,259
Class A	698	958	1,237	2,031
Class N	261	499	860	1,878

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual RetireSMART 2010 Fund Class N	161	499	860	1,878

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2010 and likely stop making new investments in the Fund.

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund is designed for an investor who has already reached retirement age (with an assumed retirement around 2010) and who plans to withdraw the value of his or her account gradually over time during retirement. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative (currently approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds), until reaching approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, in or about 2025. Over time, the Fund’s annual fund operating expenses will likely increase because certain fixed costs of the Fund will be shared by a smaller pool of assets as investors redeem shares of the Fund.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	47.6%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.8%
Premier Disciplined Value (Babson Capital)	5.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	5.8%

Fixed Income & Short Term/Money Market Funds	50.0%
Premier Short-Duration Bond (Babson Capital)	11.6%
Premier Inflation-Protected and Income (Babson Capital)	8.6%
Premier Core Bond (Babson Capital)	17.6%

Other Funds	2.5%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (Barclays Capital U.S. Aggregate Bond Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to equity investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), Barclays Capital U.S. Aggregate Bond, and Citigroup 3-Month US T-Bill Indexes. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	2Q ’09,	13.05%	Lowest Quarter:	4Q ’08,	- 13.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual RetireSMART 2010 Fund	One Year	Five Years	Since Inception	Inception Date
Class S Return Before Taxes	0.98%	2.43%	3.85%	Dec 31, 2003
Class S Return After Taxes on Distributions	0.41%	1.43%	2.84%	Dec 31, 2003
Class S Return After Taxes on Distributions and Sale of Fund Shares	0.91%	1.60%	2.81%	Dec 31, 2003
Class Y Return Before Taxes	0.84%	2.36%	3.79%	Dec 31, 2003
Class L Return Before Taxes	0.82%	2.27%	3.70%	Dec 31, 2003
Class A Return Before Taxes	(5.17%)	0.81%	2.67%	Dec 31, 2003
Class N Return Before Taxes	(0.73%)	1.69%	3.11%	Dec 31, 2003
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.44%	Jan 2, 2004
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	3.63%	Jan 2, 2004
Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)	0.71%	1.80%	4.28%	Jan 2, 2004
Custom RetireSMART 2010 Index (reflects no deduction for fees, expenses, or taxes)	3.07%	3.05%	4.61%	Jan 2, 2004

MassMutual RetireSMART 2015 Fund
MassMutual RetireSMARTSM 2015 Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual RetireSMART 2015 Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual RetireSMART 2015 Fund		Class S	Class Y		Class L		Class A
Management Fees		0.05%	0.05%		0.05%		0.05%
Distribution and Service (Rule 12b-1) Fees		none	none		none		0.25%
Other Expenses		3.75%	3.84%	[1]	3.94%	[1]	3.94%	[1]
Acquired Fund Fees and Expenses		0.75%	0.75%		0.75%		0.75%
Total Annual Fund Operating Expenses	[2]	4.55%	4.64%		4.74%		4.99%
Expense Reimbursement		(3.70%)	(3.74%)		(3.74%)		(3.74%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[3]	0.85%	0.90%		1.00%		1.25%
[1]	Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[2]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
[3]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, and .50% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual RetireSMART 2015 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	87	1,039	1,999	4,439
Class Y	92	1,061	2,038	4,510
Class L	102	1,090	2,084	4,591
Class A	695	1,671	2,647	5,088

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2015 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2015. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2015, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	59.1%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.8%
Premier Disciplined Value (Babson Capital)	5.7%
—International Equity Funds
Select Overseas (J.P.Morgan/MFS/Harris)	6.9%

Fixed Income & Short Term/Money Market Funds	38.1%
Premier Short-Duration Bond (Babson Capital)	6.5%
Premier Inflation-Protected and Income (Babson Capital)	7.6%
Premier Core Bond (Babson Capital)	13.6%

Other Funds	2.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset- backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance (Barclays Capital U.S. Aggregate Bond Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to equity investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), Barclays Capital U.S. Aggregate Bond, and Citigroup 3-Month US T-Bill Indexes. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	4Q ’11,	6.88%	Lowest Quarter:	3Q ’11,	- 11.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual RetireSMART 2015 Fund	One Year	Since Inception	Inception Date
Class S Return Before Taxes	(0.31%)	5.15%	Apr 1, 2010
Class S Return After Taxes on Distributions	(1.21%)	4.27%	Apr 1, 2010
Class S Return After Taxes on Distributions and Sale of Fund Shares	0.36%	4.07%	Apr 1, 2010
Class Y Return Before Taxes	(0.35%)	5.11%	Apr 1, 2010
Class L Return Before Taxes	(0.45%)	5.01%	Apr 1, 2010
Class A Return Before Taxes	(6.38%)	1.26%	Apr 1, 2010
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	7.16%	Apr 1, 2010
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	6.40%	Apr 1, 2010
Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)	0.71%	4.78%	Apr 1, 2010
Custom RetireSMART 2015 Index (reflects no deduction for fees, expenses, or taxes)	1.54%	5.70%	Apr 1, 2010

MassMutual RetireSMART 2020 Fund
MassMutual RetireSMARTSM 2020 Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual RetireSMART 2020 Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual RetireSMART 2020 Fund		Class S	Class Y		Class L		Class A		Class N
Management Fees		0.05%	0.05%		0.05%		0.05%		0.05%
Distribution and Service (Rule 12b-1) Fees		none	none		none		0.25%		0.50%
Other Expenses		0.06%	0.15%	[1]	0.25%	[1]	0.25%	[1]	0.30%	[1]
Acquired Fund Fees and Expenses		0.76%	0.76%		0.76%		0.76%		0.76%
Total Annual Fund Operating Expenses	[2]	0.87%	0.96%		1.06%		1.31%		1.61%
[1]	Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[2]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual RetireSMART 2020 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	89	278	482	1,073
Class Y	98	306	531	1,178
Class L	108	337	585	1,294
Class A	701	966	1,252	2,063
Class N	264	508	876	1,911

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual RetireSMART 2020 Fund Class N	164	508	876	1,911

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2020 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2020. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2020, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	68.9%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	7.7%
Premier Disciplined Value (Babson Capital)	7.1%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.0%

Fixed Income & Short Term/Money Market Funds	28.2%
Premier Core Bond (Babson Capital)	10.0%

Other Funds	2.9%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	2Q ’09,	16.75%	Lowest Quarter:	4Q ’08,	- 18.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual RetireSMART 2020 Fund	One Year	Five Years	Since Inception	Inception Date
Class S Return Before Taxes	(1.78%)	0.92%	3.51%	Dec 31, 2003
Class S Return After Taxes on Distributions	(2.06%)	0.05%	2.59%	Dec 31, 2003
Class S Return After Taxes on Distributions and Sale of Fund Shares	(0.79%)	0.48%	2.67%	Dec 31, 2003
Class Y Return Before Taxes	(1.83%)	0.86%	3.45%	Dec 31, 2003
Class L Return Before Taxes	(1.96%)	0.77%	3.35%	Dec 31, 2003
Class A Return Before Taxes	(7.84%)	(0.68%)	2.33%	Dec 31, 2003
Class N Return Before Taxes	(3.40%)	0.22%	2.79%	Dec 31, 2003
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	3.63%	Jan 2, 2004
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.44%	Jan 2, 2004
Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)	0.71%	1.80%	4.28%	Jan 2, 2004
Custom RetireSMART 2020 Index (reflects no deduction for fees, expenses, or taxes)	0.28%	1.38%	4.17%	Jan 2, 2004

MassMutual RetireSMART 2025 Fund
MassMutual RetireSMARTSM 2025 Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual RetireSMART 2025 Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual RetireSMART 2025 Fund		Class S	Class Y		Class L		Class A
Management Fees		0.05%	0.05%		0.05%		0.05%
Distribution and Service (Rule 12b-1) Fees		none	none		none		0.25%
Other Expenses		4.24%	4.33%	[1]	4.43%	[1]	4.43%	[1]
Acquired Fund Fees and Expenses		0.80%	0.80%		0.80%		0.80%
Total Annual Fund Operating Expenses	[2]	5.09%	5.18%		5.28%		5.53%
Expense Reimbursement		(4.19%)	(4.23%)		(4.23%)		(4.23%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[3]	0.90%	0.95%		1.05%		1.30%
[1]	Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[2]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
[3]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, and .50% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual RetireSMART 2025 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	92	1,151	2,208	4,841
Class Y	97	1,173	2,245	4,909
Class L	107	1,202	2,290	4,985
Class A	700	1,775	2,839	5,450

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2025 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2025. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2025, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	77.0%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.7%
Premier Disciplined Value (Babson Capital)	6.6%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.5%

Fixed Income & Short Term/Money Market Funds	19.4%
Premier Core Bond Fund (Babson Capital)	5.7%

Other Funds	3.6%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses.

The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market- induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	4Q ’11,	8.49%	Lowest Quarter:	3Q ’11,	- 14.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual RetireSMART 2025 Fund	One Year	Since Inception	Inception Date
Class S Return Before Taxes	(2.79%)	4.03%	Apr 1, 2010
Class S Return After Taxes on Distributions	(3.66%)	3.29%	Apr 1, 2010
Class S Return After Taxes on Distributions and Sale of Fund Shares	(0.82%)	3.33%	Apr 1, 2010
Class Y Return Before Taxes	(2.84%)	3.98%	Apr 1, 2010
Class L Return Before Taxes	(2.89%)	3.91%	Apr 1, 2010
Class A Return Before Taxes	(8.73%)	0.21%	Apr 1, 2010
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	6.40%	Apr 1, 2010
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	7.16%	Apr 1, 2010
Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)	0.71%	4.78%	Apr 1, 2010
Custom RetireSMART 2025 Index (reflects no deduction for fees, expenses, or taxes)	(0.58%)	4.87%	Apr 1, 2010

MassMutual RetireSMART 2030 Fund
MassMutual RetireSMARTSM 2030 Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual RetireSMART 2030 Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual RetireSMART 2030 Fund		Class S	Class Y		Class L		Class A		Class N
Management Fees		0.05%	0.05%		0.05%		0.05%		0.05%
Distribution and Service (Rule 12b-1) Fees		none	none		none		0.25%		0.50%
Other Expenses		0.05%	0.14%	[1]	0.24%	[1]	0.24%	[1]	0.29%	[1]
Acquired Fund Fees and Expenses		0.80%	0.80%		0.80%		0.80%		0.80%
Total Annual Fund Operating Expenses	[2]	0.90%	0.99%		1.09%		1.34%		1.64%
[1]	Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[2]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual RetireSMART 2030 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	92	287	498	1,108
Class Y	101	315	547	1,213
Class L	111	347	601	1,329
Class A	704	975	1,267	2,095
Class N	267	517	892	1,944

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual RetireSMART 2030 Fund Class N	167	517	892	1,944

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2030 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2030. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2030, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	81.3%
—Domestic Equity Funds
Select Fundamental Value(Wellington Management)	5.5%
Premier Disciplined Growth (Babson Capital)	7.1%
Premier Disciplined Value (Babson Capital)	6.4%
—International Equity Funds
Select Overseas (J.P.Morgan/MFS/Harris)	10.0%

Fixed Income & Short Term/Money Market Funds	15.4%

Other Funds	3.3%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE® , Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	2Q ’09,	18.62%	Lowest Quarter:	4Q ’08,	- 21.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual RetireSMART 2030 Fund	One Year	Five Years	Since Inception	Inception Date
Class S Return Before Taxes	(3.32%)	(0.44%)	3.33%	Dec 31, 2003
Class S Return After Taxes on Distributions	(3.54%)	(1.25%)	2.56%	Dec 31, 2003
Class S Return After Taxes on Distributions and Sale of Fund Shares	(1.88%)	(0.55%)	2.68%	Dec 31, 2003
Class Y Return Before Taxes	(3.47%)	(0.49%)	3.27%	Dec 31, 2003
Class L Return Before Taxes	(3.50%)	(0.57%)	3.18%	Dec 31, 2003
Class A Return Before Taxes	(9.21%)	(1.99%)	2.16%	Dec 31, 2003
Class N Return Before Taxes	(4.89%)	(1.10%)	2.62%	Dec 31, 2003
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	3.63%	Jan 2, 2004
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.44%	Jan 2, 2004
Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)	0.71%	1.80%	4.28%	Jan 2, 2004
Custom RetireSMART 2030 Index (reflects no deduction for fees, expenses, or taxes)	(1.21%)	(0.06%)	4.02%	Jan 2, 2004

MassMutual RetireSMART 2035 Fund
MassMutual RetireSMARTSM 2035 Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual RetireSMART 2035 Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual RetireSMART 2035 Fund		Class S	Class Y		Class L		Class A
Management Fees		0.05%	0.05%		0.05%		0.05%
Distribution and Service (Rule 12b-1) Fees		none	none		none		0.25%
Other Expenses		4.12%	4.21%	[1]	4.31%	[1]	4.31%	[1]
Acquired Fund Fees and Expenses		0.82%	0.82%		0.82%		0.82%
Total Annual Fund Operating Expenses	[2]	4.99%	5.08%		5.18%		5.43%
Expense Reimbursement		(4.07%)	(4.11%)		(4.11%)		(4.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[3]	0.92%	0.97%		1.07%		1.32%
[1]	Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[2]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
[3]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, and .50% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual RetireSMART 2035 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	94	1,133	2,172	4,770
Class Y	99	1,155	2,209	4,838
Class L	109	1,184	2,255	4,915
Class A	702	1,758	2,806	5,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2035 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2035. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2035, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	84.4%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.8%
Premier Disciplined Growth (Babson Capital)	6.6%
Premier Disciplined Value (Babson Capital)	6.3%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.6%

Fixed Income & Short Term/Money Market Funds	12.0%

Other Funds	3.6%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration.

MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	4Q ’11,	8.97%	Lowest Quarter:	3Q ’11,	- 16.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual RetireSMART 2035 Fund	One Year	Since Inception	Inception Date
Class S Return Before Taxes	(3.60%)	3.64%	Apr 1, 2010
Class S Return After Taxes on Distributions	(4.35%)	3.02%	Apr 1, 2010
Class S Return After Taxes on Distributions and Sale of Fund Shares	(1.36%)	3.07%	Apr 1, 2010
Class Y Return Before Taxes	(3.65%)	3.59%	Apr 1, 2010
Class L Return Before Taxes	(3.73%)	3.51%	Apr 1, 2010
Class A Return Before Taxes	(9.48%)	(0.19%)	Apr 1, 2010
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	6.40%	Apr 1, 2010
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	7.16%	Apr 1, 2010
Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)	0.71%	4.78%	Apr 1, 2010
Custom RetireSMART 2035 Index (reflects no deduction for fees, expenses, or taxes)	(1.27%)	4.59%	Apr 1, 2010

MassMutual RetireSMART 2040 Fund
MassMutual RetireSMARTSM 2040 Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual RetireSMART 2040 Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual RetireSMART 2040 Fund		Class S	Class Y		Class L		Class A		Class N
Management Fees		0.05%	0.05%		0.05%		0.05%		0.05%
Distribution and Service (Rule 12b-1) Fees		none	none		none		0.25%		0.50%
Other Expenses		0.06%	0.15%	[1]	0.25%	[1]	0.25%	[1]	0.30%	[1]
Acquired Fund Fees and Expenses		0.82%	0.82%		0.82%		0.82%		0.82%
Total Annual Fund Operating Expenses	[2]	0.93%	1.02%		1.12%		1.37%		1.67%
[1]	Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[2]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual RetireSMART 2040 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	95	296	515	1,143
Class Y	104	325	563	1,248
Class L	114	356	617	1,363
Class A	706	984	1,282	2,127
Class N	270	526	907	1,976

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual RetireSMART 2040 Fund Class N	170	526	907	1,976

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2040 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2040. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2040, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	86.2%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.1%
Premier Disciplined Growth (Babson Capital)	7.0%
Premier Disciplined Value (Babson Capital)	6.1%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.6%

Fixed Income & Short Term/Money Market Funds	10.4%

Other Funds	3.4%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	2Q ’09,	19.39%	Lowest Quarter:	4Q ’08,	- 23.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual RetireSMART 2040 Fund	One Year	Five Years	Since Inception	Inception Date
Class S Return Before Taxes	(3.79%)	(0.82%)	3.49%	Dec 31, 2003
Class S Return After Taxes on Distributions	(3.99%)	(1.61%)	2.76%	Dec 31, 2003
Class S Return After Taxes on Distributions and Sale of Fund Shares	(2.22%)	(0.84%)	2.88%	Dec 31, 2003
Class Y Return Before Taxes	(3.94%)	(0.88%)	3.43%	Dec 31, 2003
Class L Return Before Taxes	(3.97%)	(0.98%)	3.33%	Dec 31, 2003
Class A Return Before Taxes	(9.75%)	(2.40%)	2.31%	Dec 31, 2003
Class N Return Before Taxes	(5.35%)	(1.51%)	2.77%	Dec 31, 2003
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	3.63%	Jan 2, 2004
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.44%	Jan 2, 2004
Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)	0.71%	1.80%	4.28%	Jan 2, 2004
Custom RetireSMART 2040 Index (reflects no deduction for fees, expenses, or taxes)	(1.70%)	(0.51%)	4.22%	Jan 2, 2004

MassMutual RetireSMART 2045 Fund
MassMutual RetireSMARTSM 2045 Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual RetireSMART 2045 Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual RetireSMART 2045 Fund		Class S	Class Y		Class L		Class A
Management Fees		0.05%	0.05%		0.05%		0.05%
Distribution and Service (Rule 12b-1) Fees		none	none		none		0.25%
Other Expenses		5.14%	5.23%	[1]	5.33%	[1]	5.33%	[1]
Acquired Fund Fees and Expenses		0.84%	0.84%		0.84%		0.84%
Total Annual Fund Operating Expenses	[2]	6.03%	6.12%		6.22%		6.47%
Expense Reimbursement		(5.09%)	(5.13%)		(5.13%)		(5.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[3]	0.94%	0.99%		1.09%		1.34%
[1]	Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[2]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
[3]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, and .50% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual RetireSMART 2045 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	96	1,338	2,555	5,488
Class Y	101	1,360	2,591	5,549
Class L	111	1,388	2,634	5,618
Class A	704	1,949	3,159	6,030

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2045 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2045. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2045, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.5%
—Domestic Equity Funds
Select Fundamental Value
(Wellington Management)	6.6%
Premier Disciplined Growth (Babson Capital)	6.8%
Premier Disciplined Value (Babson Capital)	6.5%
Select Mid-Cap Value Fund (NFJ/Systematic)	5.2%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	11.3%
Premier Strategic Emerging Markets (Baring)	5.2%

Fixed Income & Short Term/Money Market Funds	4.8%

Other Funds	3.7%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market- induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset- backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	4Q ’11,	9.56%	Lowest Quarter:	3Q ’11,	- 17.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual RetireSMART 2045 Fund	One Year	Since Inception	Inception Date
Class S Return Before Taxes	(4.53%)	3.33%	Apr 1, 2010
Class S Return After Taxes on Distributions	(5.36%)	2.70%	Apr 1, 2010
Class S Return After Taxes on Distributions and Sale of Fund Shares	(1.84%)	2.83%	Apr 1, 2010
Class Y Return Before Taxes	(4.48%)	3.34%	Apr 1, 2010
Class L Return Before Taxes	(4.61%)	3.22%	Apr 1, 2010
Class A Return Before Taxes	(10.33%)	(0.48%)	Apr 1, 2010
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	6.40%	Apr 1, 2010
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	7.16%	Apr 1, 2010
Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)	0.71%	4.78%	Apr 1, 2010
Custom RetireSMART 2045 Index (reflects no deduction for fees, expenses, or taxes)	(2.27%)	4.06%	Apr 1, 2010

MassMutual RetireSMART 2050 Fund
MassMutual RetireSMARTSM 2050 Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual RetireSMART 2050 Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual RetireSMART 2050 Fund		Class S	Class Y		Class L		Class A		Class N
Management Fees		0.05%	0.05%		0.05%		0.05%		0.05%
Distribution and Service (Rule 12b-1) Fees		none	none		none		0.25%		0.50%
Other Expenses		0.24%	0.33%	[1]	0.43%	[1]	0.43%	[1]	0.48%	[1]
Acquired Fund Fees and Expenses		0.83%	0.83%		0.83%		0.83%		0.83%
Total Annual Fund Operating Expenses	[2]	1.12%	1.21%		1.31%		1.56%		1.86%
Expense Reimbursement		(0.19%)	(0.23%)		(0.23%)		(0.23%)		(0.23%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[3]	0.93%	0.98%		1.08%		1.33%		1.63%
[1]	Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[2]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
[3]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, .50%, and .80% for classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MassMutual RetireSMART 2050 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	95	337	599	1,346
Class Y	100	361	643	1,446
Class L	110	393	696	1,559
Class A	703	1,018	1,356	2,306
Class N	266	562	984	2,161

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual RetireSMART 2050 Fund Class N	166	562	984	2,161

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2050 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2050. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2050, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.5%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.7%
Premier Disciplined Growth (Babson Capital)	6.8%
Premier Disciplined Value (Babson Capital)	6.4%
Select Mid-Cap Value Fund (NFJ/Systematic)	5.0%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	11.2%
Premier Strategic Emerging Markets (Baring)	5.0%

Fixed Income & Short Term/Money Market Funds	4.9%

Other Funds	3.6%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Principal Risks

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class S Shares

Highest
Quarter:	2Q ’09,	19.58%	Lowest Quarter:	4Q ’08,	- 23.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MassMutual RetireSMART 2050 Fund	One Year	Since Inception	Inception Date
Class S Return Before Taxes	(4.47%)	(2.36%)	Dec 17, 2007
Class S Return After Taxes on Distributions	(5.47%)	(2.93%)	Dec 17, 2007
Class S Return After Taxes on Distributions and Sale of Fund Shares	(1.58%)	(2.09%)	Dec 17, 2007
Class Y Return Before Taxes	(4.51%)	(2.39%)	Dec 17, 2007
Class L Return Before Taxes	(4.62%)	(2.51%)	Dec 17, 2007
Class A Return Before Taxes	(10.22%)	(4.10%)	Dec 17, 2007
Class N Return Before Taxes	(6.11%)	(3.06%)	Dec 17, 2007
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(1.64%)	Jan 2, 2008
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.39%	Jan 2, 2008
Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)	0.71%	0.65%	Jan 2, 2008
Custom RetireSMART 2050 Index (reflects no deduction for fees, expenses, or taxes)	(2.27%)	(2.25%)	Jan 2, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000916053
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 2, 2012
Prospectus Date	rr_ProspectusDate	Apr 2, 2012
MassMutual Select PIMCO Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select PIMCO Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 442% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	442.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 65% of its total assets in a diversified portfolio of fixed income securities of varying maturities. (For purposes of this 65% requirement, the Fund may include among its investments exposures created under derivatives transactions.) Fixed income securities include the following bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities: securities issued or guaranteed by the U.S. government, its agencies, or government-sponsored enterprises; corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including structured products and event-linked bonds; bank capital and trust preferred securities; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, and bankers’ acceptances; repurchase agreements on fixed income securities and reverse repurchase agreements on fixed income securities; debt securities issued by states or local governments and their agencies, authorities, and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Fund may invest up to 30% of its total assets in non-U.S. dollar-denominated securities of these entities, and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar- denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 15% of its total assets in emerging markets.

The Fund may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of additional exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). The Fund may also purchase and sell exchange-traded and over-the-counter options for hedging purposes. Use of derivatives by the Fund may create investment leverage. The Fund may invest up to 10% of its total assets in preferred stocks and convertible securities. The Fund may also invest in money market securities, including commercial paper. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may sell securities short for hedging or investment purposes.

The Fund invests primarily in investment grade securities (rated Baa or higher by Moody’s, BBB or higher by Standard & Poor’s or Fitch, or, if unrated, determined by the subadviser to be of comparable quality), but may invest up to 10% of its total assets in below investment grade securities (“junk” or “high yield” bonds), including securities in default. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Pacific Investment Management Company LLC (“PIMCO”), considers that doing so would be consistent with the Fund’s investment objective.

The Fund may invest in domestic and foreign issuer loans, which are business loans that generally are arranged through private negotiations between a borrower and several financial institutions, and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate. Certain fixed income securities in which the Fund may invest pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset upon a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. The Fund may invest in loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The Fund’s average portfolio duration is normally expected to be within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index, as calculated by PIMCO, which as of January 31, 2012 was 4.54 years. Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.

PIMCO employs an investment approach that attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed, and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. In selecting securities for the Fund, PIMCO develops an outlook for interest rates, currency exchange rates, and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate, or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets, and other factors. The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Leveraging Risk Instruments and transactions, including derivatives and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage-and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset- backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Short Sales Risk If the Fund sells a security short, it will make money if the security’s price goes down (in an amount greater than any transaction costs) and will lose money if the security’s price goes up. There is no limit on the amount of money the Fund may lose on a short sale. The Fund may not be able to close out a short sale when it might wish to do so, or may only do so at an unfavorable price.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class Z shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class Z shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class Z Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:	2Q ’11,	1.66%	Lowest Quarter:	3Q ’11,	- 2.16%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class Z only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Z only. After-tax returns for other classes will vary.

MassMutual Select PIMCO Total Return Fund | Class Z
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	128
5 Years	rr_ExpenseExampleYear05	224
10 Years	rr_ExpenseExampleYear10	505
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	2.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.16%)
MassMutual Select PIMCO Total Return Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	689
MassMutual Select PIMCO Total Return Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
MassMutual Select PIMCO Total Return Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
MassMutual Select PIMCO Total Return Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	558
3 Years	rr_ExpenseExampleYear03	733
5 Years	rr_ExpenseExampleYear05	924
10 Years	rr_ExpenseExampleYear10	1,474
MassMutual Select PIMCO Total Return Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	212
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	112
3 Years	rr_ExpenseExampleNoRedemptionYear03	350
5 Years	rr_ExpenseExampleNoRedemptionYear05	606
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,340
MassMutual Select PIMCO Total Return Fund | Return Before Taxes | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2010
MassMutual Select PIMCO Total Return Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2010
MassMutual Select PIMCO Total Return Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.21%
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2010
MassMutual Select PIMCO Total Return Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2010
MassMutual Select PIMCO Total Return Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2010
MassMutual Select PIMCO Total Return Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2010
MassMutual Select PIMCO Total Return Fund | Return After Taxes on Distributions | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.44%
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2010
MassMutual Select PIMCO Total Return Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.81%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2010
MassMutual Select PIMCO Total Return Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 2010
MassMutual Select Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Strategic Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks a superior total rate of return by investing in fixed income instruments.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 669% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	669.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, mortgage-backed or asset-backed securities, and money market instruments. The Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities of these entities. The Fund may also invest in emerging markets. The Fund may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to attempt to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of additional exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio); interest rate swaps (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio); credit default swaps (for hedging purposes, to earn additional income, or as a substitute for direct investments); and hybrid instruments (as a substitute for direct investments). The Fund may also purchase and sell exchange-traded and over-the-counter options for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may also invest in money market securities, including commercial paper. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund invests primarily in investment grade securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s, or, if unrated, determined by the subadviser to be of comparable quality), but may invest up to 25% of the portfolio in below investment grade securities (“junk” or “high yield” bonds), including securities in default. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Western Asset Management Company (“Western Asset”), considers that doing so would be consistent with the Fund’s investment objective. The Fund may invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate. Certain fixed income securities in which the Fund may invest pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset upon a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. The Fund may invest in loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. The Fund may also acquire, and subsequently hold, warrants and other equity interests.

The Fund’s effective duration is normally expected to be between three and seven years. If the Fund’s effective duration falls outside of this range, the Fund will take action to bring it within its expected range within a reasonable period of time. Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows. Effective duration measures the price sensitivity of a bond with embedded options to changes in interest rates. It provides a more accurate measure of price volatility when, due to the embedded options, the cash flow characteristics of the bond change as interest rates shift.

Western Asset employs an opportunistic approach that seeks to capitalize on inefficiencies in fixed income markets to add incremental value to the Fund’s portfolio. Western Asset places significant emphasis on risk management, seeking to exceed returns of the Fund’s benchmark, while approximating benchmark risk. When making investment decisions, Western Asset focuses on sector allocation, issue selection, duration weighting, and term structure, among other considerations. Western Asset generally will buy and sell securities for the Fund based on fundamental analysis and its opinion of value in each sector with the intent to minimize exposure to sectors that Western Asset believes are fully valued or overvalued and to allocate capital to sectors that Western Asset believes are undervalued. In seeking to meet its objective, the Fund emphasizes diversification, the use of multiple strategies and identification of long-term trends. The three key factors that determine the allocation decisions for the Fund are: Western Asset’s outlook for fundamental economic activity, its review of historical yield spreads for corporate debt versus Treasuries, and its evaluation of changes in credit quality and its impact on prices. Western Asset will determine the portion of the Fund’s assets to be allocated to non-U.S. dollar denominated securities from time to time. Western Asset Management Company Limited (“Western Asset Limited”), an affiliate of Western Asset, has subadvisory responsibility for Western Asset’s non-U.S. dollar denominated investments. Western Asset Limited will select the foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors Western Asset Limited believes relevant.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Leveraging Risk Instruments and transactions, including derivatives, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:	2Q ’09,	8.87%	Lowest Quarter:	3Q ’08,	- 6.06%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Strategic Bond Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	822
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005	1.65%
2006	rr_AnnualReturn2006	4.31%
2007	rr_AnnualReturn2007	4.32%
2008	rr_AnnualReturn2008	(8.19%)
2009	rr_AnnualReturn2009	18.95%
2010	rr_AnnualReturn2010	10.51%
2011	rr_AnnualReturn2011	6.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.06%)
MassMutual Select Strategic Bond Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	883
MassMutual Select Strategic Bond Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
MassMutual Select Strategic Bond Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	583
3 Years	rr_ExpenseExampleYear03	811
5 Years	rr_ExpenseExampleYear05	1,058
10 Years	rr_ExpenseExampleYear10	1,762
MassMutual Select Strategic Bond Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	244
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	771
10 Years	rr_ExpenseExampleYear10	1,691
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	144
3 Years	rr_ExpenseExampleNoRedemptionYear03	446
5 Years	rr_ExpenseExampleNoRedemptionYear05	771
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,691
MassMutual Select Strategic Bond Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.61%
Five Years	rr_AverageAnnualReturnYear05	6.06%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Select Strategic Bond Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Select Strategic Bond Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.43%
Five Years	rr_AverageAnnualReturnYear05	5.88%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Select Strategic Bond Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.19%
Five Years	rr_AverageAnnualReturnYear05	4.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Select Strategic Bond Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.80%
Five Years	rr_AverageAnnualReturnYear05	5.27%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Select Strategic Bond Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.39%
Five Years	rr_AverageAnnualReturnYear05	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Select Strategic Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.29%
Five Years	rr_AverageAnnualReturnYear05	3.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Select Strategic Bond Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005
MassMutual Select Strategic Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Strategic Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 269% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	269.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a mix of equity securities and fixed income securities pursuant to a multi-managed approach under which two subadvisers independently manage different portions of the Fund’s assets. The Fund’s investment adviser, MassMutual, targets an allocation of 65% of the Fund’s assets to equity securities and 35% to fixed income securities; however, the allocation may fluctuate based on cash-flow activity and market conditions, among other factors, and MassMutual may change the allocation of the Fund’s assets between equity and fixed income securities from time to time. The Fund may invest up to 30% of its total assets in foreign securities. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments. The Fund may hold a portion of its assets in cash or cash equivalents.

In managing the Fund’s equity component, J.P. Morgan Investment Management Inc. (“J.P. Morgan”) invests in equity securities of U.S. and foreign companies, including companies in emerging markets, with a target sub-allocation of 70% to domestic equity securities and 30% to foreign securities. Equity securities in which the Fund invests typically include common stocks, exchange-traded funds, and real estate investment trusts (“REITs”). J.P. Morgan generally focuses the domestic equity sub-component on equity securities of large-and medium-capitalization companies that it considers to be undervalued, and generally seeks to outperform the S&P 500® Index, while monitoring sector weightings relative to the index to limit volatility. In managing the international equity sub-component, J.P. Morgan seeks to identify what it believes to be the most attractive stocks within each global sector based on fundamental research into individual companies. J.P. Morgan generally buys and sells securities based on research and valuation rankings, as well as its assessment of other factors, including catalysts that could trigger change in a security’s price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

In managing the fixed income component, Western Asset Management Company (“Western Asset”) may invest in fixed income securities representing a wide variety of sectors, including government, corporate, mortgage-backed, asset-backed, and cash equivalents, of both U.S. and foreign issuers (including emerging markets), which may be denominated in U.S. dollars or local currencies. Western Asset invests primarily in investment grade securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s, or, if unrated determined by Western Asset to be of comparable quality), but may invest up to 25% of the fixed income component in below investment grade securities (“junk” or “high yield” bonds), including securities in default. In the event that a security is downgraded after its purchase by Western Asset, Western Asset may continue to hold the security if Western Asset considers that doing so would be consistent with the Fund’s investment objective. Its affiliate, Western Asset Management Company Limited (“Western Asset Limited”), has subadvisory responsibility for Western Asset’s non-U.S. dollar denominated investments. Western Asset may also invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate, as well as loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Certain fixed income securities in which Western Asset may invest pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset upon a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. Western Asset may also acquire, and subsequently hold, warrants and other equity interests. Western Asset generally will buy and sell securities based on fundamental analysis and its opinion of value in each sector, with the intent to minimize exposure to sectors that it believes are fully valued or overvalued and generally will look to allocate capital to sectors that Western Asset believes are undervalued.

The subadvisers may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to attempt to protect against adverse changes in currency exchange rates. The Fund may (but is not obligated to) use a wide variety of additional exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities, or as a substitute for direct investments); interest rate swaps (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities); credit default swaps (for hedging purposes, to earn additional income, or as a substitute for direct investments); and hybrid instruments (as a substitute for direct investments). The Fund may also purchase and sell exchange-traded and over-the-counter options for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities, or as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Leveraging Risk Instruments and transactions, including derivatives, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (S&P 500 Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to international investments, an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the S&P 500, MSCI® EAFE®, and Barclays Capital U.S. Aggregate Bond Indexes. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (S&P 500 Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to international investments, an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the S&P 500, MSCI® EAFE®, and Barclays Capital U.S. Aggregate Bond Indexes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’09,	14.91%	Lowest Quarter:	4Q ’08,	- 14.79%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Strategic Balanced Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004	5.76%
2005	rr_AnnualReturn2005	3.85%
2006	rr_AnnualReturn2006	11.97%
2007	rr_AnnualReturn2007	2.69%
2008	rr_AnnualReturn2008	(26.12%)
2009	rr_AnnualReturn2009	29.20%
2010	rr_AnnualReturn2010	12.13%
2011	rr_AnnualReturn2011	(1.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.79%)
MassMutual Select Strategic Balanced Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,271
MassMutual Select Strategic Balanced Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
MassMutual Select Strategic Balanced Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	713
3 Years	rr_ExpenseExampleYear03	1,004
5 Years	rr_ExpenseExampleYear05	1,317
10 Years	rr_ExpenseExampleYear10	2,200
MassMutual Select Strategic Balanced Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	277
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	944
10 Years	rr_ExpenseExampleYear10	2,052
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	177
3 Years	rr_ExpenseExampleNoRedemptionYear03	548
5 Years	rr_ExpenseExampleNoRedemptionYear05	944
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,052
MassMutual Select Strategic Balanced Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.70%)
Five Years	rr_AverageAnnualReturnYear05	1.56%
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Select Strategic Balanced Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.67%)
Five Years	rr_AverageAnnualReturnYear05	1.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Select Strategic Balanced Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.92%)
Five Years	rr_AverageAnnualReturnYear05	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Select Strategic Balanced Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.77%)
Five Years	rr_AverageAnnualReturnYear05	(0.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Select Strategic Balanced Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.33%)
Five Years	rr_AverageAnnualReturnYear05	0.80%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Select Strategic Balanced Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.26%)
Five Years	rr_AverageAnnualReturnYear05	0.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Select Strategic Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.75%)
Five Years	rr_AverageAnnualReturnYear05	0.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Select Strategic Balanced Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual Select Strategic Balanced Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual Select Strategic Balanced Fund | MSCI EAFE Index (reflects no deduction for fees or expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.14%)
Five Years	rr_AverageAnnualReturnYear05	(4.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual Select Strategic Balanced Fund | Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.71%
Five Years	rr_AverageAnnualReturnYear05	1.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual Select Strategic Balanced Fund | Custom Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.03%
Five Years	rr_AverageAnnualReturnYear05	11.26%
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual Select BlackRock Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select BlackRock Global Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect an increase due to the Other Expenses of the Select Cayman Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing in both equity and debt securities, including money market securities and other short-term debt obligations, of issuers located around the world, including emerging markets, without limitation on the percentage of assets the Fund can invest in a particular type of security. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants, of issuers of any size. The Fund may buy debt securities of varying maturities, debt securities paying a fixed or floating rate of interest, and debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, mortgage-backed or other asset-backed securities, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, and loan participations. Debt securities in which the Fund invests will primarily be investment grade, meaning that they will be rated at least Baa by Moody’s or BBB by Standard & Poor’s, or if unrated will be considered by the Fund’s subadviser, BlackRock Investment Management, LLC (“BlackRock”), to be of comparable quality. The Fund may invest up to 35% of its total assets in below investment grade debt securities (“junk” or “high yield” bonds), corporate loans, and distressed securities. In the event that a security is downgraded after its purchase by BlackRock, BlackRock may continue to hold the security if BlackRock considers that doing so would be consistent with the Fund’s investment objective. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund seeks to reduce volatility by allocating its assets broadly across markets, industries, and issuers and without geographic or market capitalization limits. BlackRock uses the Fund’s investment flexibility to create a portfolio of assets allocated between equity and debt securities. The Fund may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates. Use of derivatives by the Fund may create investment leverage.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the U.S., (iii) issuers which primarily trade in a market located outside the U.S., or (iv) issuers doing a substantial business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries).

The Fund may invest a portion of its assets in securities related to real assets (like real estate or precious metals-related securities) such as stock, bonds, or convertible bonds issued by real estate investment trusts (“REITs”) or companies that mine precious metals. The Fund may sell securities short for hedging or investment purposes. The Fund will not make a short sale, other than a short sale “against the box,” if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of its total assets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets, including precious metals, agriculture, energy, livestock, or industrial metals, through investment in commodity-linked derivative instruments, including futures contracts, options, interest rate swaps, total return swaps, and credit default swaps, and investment vehicles that invest directly in commodities, including exchange-traded funds. In order to earn qualifying income under applicable tax rules from commodities and commodities-related investments, the Fund may invest up to 25% of its total assets in the MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Select Cayman Fund”), which was formed in the Cayman Islands and is a wholly-owned subsidiary of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities. The Fund’s investments in commodities and commodity-related instruments may bear on or be limited by the Fund’s intention to qualify as a “regulated investment company” for U.S. federal income tax purposes.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Leveraging Risk Instruments and transactions, including derivatives, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Select Cayman Fund Risk The Fund’s investments in the Select Cayman Fund expose the Fund to the risks associated with that entity’s investments, which are generally the risks of commodities-related investments. The Select Cayman Fund is not subject to the investor protections of the Investment Company Act of 1940, as amended (the “1940 Act”). Changes in U.S. or Cayman laws could result in the inability of the Fund to operate as intended, which could adversely affect the investment returns of the Fund.

Short Sales Risk If the Fund sells a security short, it will make money if the security’s price goes down (in an amount greater than any transaction costs) and will lose money if the security’s price goes up. There is no limit on the amount of money the Fund may lose on a short sale. The Fund may not be able to close out a short sale when it might wish to do so, or may only do so at an unfavorable price.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance (Financial Times Stock Exchange (FTSE) World Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s fixed income investments and a hypothetical custom index which comprises the S&P 500, FTSE World (ex-U.S.), BofA Merrill Lynch Current 5-Year U.S. Treasury, and Citigroup Non-USD World Government Bond Indexes. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance (Financial Times Stock Exchange (FTSE) World Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s fixed income investments and a hypothetical custom index which comprises the S&P 500, FTSE World (ex-U.S.), BofA Merrill Lynch Current 5-Year U.S. Treasury, and Citigroup Non-USD World Government Bond Indexes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:	3Q ’10,	8.99%	Lowest Quarter:	3Q ’11,	- 11.11%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select BlackRock Global Allocation Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Other Expenses of the Select Cayman Fund	rr_Component1OtherExpensesOverAssets	0.02%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.87%	[3]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	299
5 Years	rr_ExpenseExampleYear05	527
10 Years	rr_ExpenseExampleYear10	1,181
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010	10.03%
2011	rr_AnnualReturn2011	(4.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.11%)
MassMutual Select BlackRock Global Allocation Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Other Expenses of the Select Cayman Fund	rr_Component1OtherExpensesOverAssets	0.02%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.97%	[3]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	330
5 Years	rr_ExpenseExampleYear05	580
10 Years	rr_ExpenseExampleYear10	1,297
MassMutual Select BlackRock Global Allocation Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Other Expenses of the Select Cayman Fund	rr_Component1OtherExpensesOverAssets	0.02%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.12%	[3]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	377
5 Years	rr_ExpenseExampleYear05	661
10 Years	rr_ExpenseExampleYear10	1,468
MassMutual Select BlackRock Global Allocation Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Other Expenses of the Select Cayman Fund	rr_Component1OtherExpensesOverAssets	0.02%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.37%	[3]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	706
3 Years	rr_ExpenseExampleYear03	1,004
5 Years	rr_ExpenseExampleYear05	1,323
10 Years	rr_ExpenseExampleYear10	2,223
MassMutual Select BlackRock Global Allocation Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009
MassMutual Select BlackRock Global Allocation Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009
MassMutual Select BlackRock Global Allocation Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009
MassMutual Select BlackRock Global Allocation Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009
MassMutual Select BlackRock Global Allocation Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009
MassMutual Select BlackRock Global Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009
MassMutual Select BlackRock Global Allocation Fund | Financial Times Stock Exchange (FTSE) World Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009
MassMutual Select BlackRock Global Allocation Fund | Citigroup World Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009
MassMutual Select BlackRock Global Allocation Fund | Custom Global Allocation Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.96%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009
MassMutual Select Diversified Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Diversified Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund is managed by two subadvisers, each being responsible for a portion of the portfolio, but not necessarily equally weighted. The Fund may invest in real estate investment trusts (“REITs”) and Rule 144A securities. The Fund may hold a portion of its assets in cash or cash equivalents.

Brandywine Global Investment Management, LLC’s (“Brandywine Global”) strategy employs a disciplined combination of quantitative and fundamental management as well as a stock elimination process. From a quantitatively derived universe of attractive large cap stocks with low valuations, Brandywine Global applies a fundamental investment approach which seeks to identify the stocks least likely to outperform and eliminates them from the portfolio. Brandywine Global’s investment process attempts to enhance its returns relative to a pure quantitative universe while still maintaining the consistent characteristics and diversification of that original universe. This diversification results in a relatively large number of holdings (typically greater than 150), which helps to reduce risk and control trading costs.

Brandywine Global utilizes a risk analysis and optimization system in conjunction with its portfolio management process and a common sense overview of sector and industry allocation to strive to maintain a portfolio that considers exposures and their risks in relation to the benchmark. While Brandywine Global does not attempt to match an index, it is aware of exposures relative to the Russell 1000® Value Index and makes efforts to manage the risk of exposures that differ from the benchmark while not impeding performance potential.

Brandywine Global generally deems eligible for sale any stock (i) which no longer maintains value characteristics including stocks whose Price-to-Earnings (P/E) or Price-to-Book (P/B) ratios are deemed expensive relative to the market, (ii) whose capitalization falls materially below the smallest stock Brandywine Global would purchase for the portfolio, or (iii) which exhibits any combination of the following characteristics: adverse stock price momentum, adverse share issuance, or deteriorating fundamentals. Brandywine Global may also make a sale based on a holding’s potential impact on the entire portfolio in an effort to lessen the potential risk from differences from the benchmark. In addition, situations may arise, such as tender offers or favorable prices, where Brandywine Global may sell a stock that does not meet these requirements.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) generally looks for companies that it believes are undervalued by the market in relation to earnings, dividends, assets, and growth prospects. Loomis Sayles’ investments may include companies that have suffered significant business problems but that Loomis Sayles believes have favorable prospects for recovery. Loomis Sayles seeks to identify companies that it believes are, among other things, attractively valued based on Loomis Sayles’ estimate of intrinsic value. Loomis Sayles generally seeks to find value by selecting individual stocks that it believes are attractive, rather than by attempting to achieve investment growth by rotating the portfolio’s holdings among various sectors of the economy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	3Q ’09,	18.89%	Lowest Quarter:	4Q ’08,	- 21.80%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Diversified Value Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005	6.59%
2006	rr_AnnualReturn2006	22.08%
2007	rr_AnnualReturn2007	(2.39%)
2008	rr_AnnualReturn2008	(40.73%)
2009	rr_AnnualReturn2009	20.10%
2010	rr_AnnualReturn2010	12.56%
2011	rr_AnnualReturn2011	1.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.80%)
MassMutual Select Diversified Value Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
MassMutual Select Diversified Value Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
MassMutual Select Diversified Value Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	681
3 Years	rr_ExpenseExampleYear03	905
5 Years	rr_ExpenseExampleYear05	1,146
10 Years	rr_ExpenseExampleYear10	1,838
MassMutual Select Diversified Value Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	244
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	771
10 Years	rr_ExpenseExampleYear10	1,691
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	144
3 Years	rr_ExpenseExampleNoRedemptionYear03	446
5 Years	rr_ExpenseExampleNoRedemptionYear05	771
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,691
MassMutual Select Diversified Value Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.37%
Five Years	rr_AverageAnnualReturnYear05	(4.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
MassMutual Select Diversified Value Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.25%
Five Years	rr_AverageAnnualReturnYear05	(4.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
MassMutual Select Diversified Value Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.17%
Five Years	rr_AverageAnnualReturnYear05	(4.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
MassMutual Select Diversified Value Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.97%)
Five Years	rr_AverageAnnualReturnYear05	(6.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
MassMutual Select Diversified Value Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.37%)
Five Years	rr_AverageAnnualReturnYear05	(5.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
MassMutual Select Diversified Value Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	(5.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
MassMutual Select Diversified Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.24%
Five Years	rr_AverageAnnualReturnYear05	(3.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2004
MassMutual Select Diversified Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.39%
Five Years	rr_AverageAnnualReturnYear05	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
MassMutual Select Fundamental Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Fundamental Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of issuers that the Fund’s subadviser, Wellington Management Company, LLP (“Wellington Management”), believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock, rights, and warrants. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which Wellington Management believes are generally above $2 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

Wellington Management generally employs a bottom-up investment approach based on fundamental analysis of companies with large market capitalizations and estimated below-average projected price-to-earnings ratio. Based on its assessment of various company-specific factors, such as its business environment, management, balance sheet, income statement, cash flow, anticipated earnings, hidden or undervalued assets, dividends, and other related measures of value, Wellington Management seeks to identify what it considers to be overlooked or misunderstood companies with sound fundamentals. Wellington Management generally focuses on what it believes are securities of viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and sell at estimated below-average price-to-earnings multiples. Market timing is not employed, and limited consideration is given to macroeconomic analysis in establishing sector and industry weightings. Wellington Management may sell existing holdings as they approach their price targets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’03,	17.18%	Lowest Quarter:	3Q ’02,	- 20.11%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads
Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Fundamental Value Fund | Class Z
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.59%	[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	397
10 Years	rr_ExpenseExampleYear10	904
MassMutual Select Fundamental Value Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.79%	[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	285
5 Years	rr_ExpenseExampleYear05	505
10 Years	rr_ExpenseExampleYear10	1,141
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(21.35%)
2003	rr_AnnualReturn2003	29.97%
2004	rr_AnnualReturn2004	9.80%
2005	rr_AnnualReturn2005	7.57%
2006	rr_AnnualReturn2006	21.06%
2007	rr_AnnualReturn2007	8.50%
2008	rr_AnnualReturn2008	(33.98%)
2009	rr_AnnualReturn2009	24.17%
2010	rr_AnnualReturn2010	13.91%
2011	rr_AnnualReturn2011	(2.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.11%)
MassMutual Select Fundamental Value Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.83%	[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	297
5 Years	rr_ExpenseExampleYear05	527
10 Years	rr_ExpenseExampleYear10	1,188
MassMutual Select Fundamental Value Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.98%	[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	344
5 Years	rr_ExpenseExampleYear05	608
10 Years	rr_ExpenseExampleYear10	1,361
MassMutual Select Fundamental Value Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.23%	[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	693
3 Years	rr_ExpenseExampleYear03	973
5 Years	rr_ExpenseExampleYear05	1,273
10 Years	rr_ExpenseExampleYear10	2,125
MassMutual Select Fundamental Value Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.53%	[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	256
3 Years	rr_ExpenseExampleYear03	515
5 Years	rr_ExpenseExampleYear05	899
10 Years	rr_ExpenseExampleYear10	1,975
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	156
3 Years	rr_ExpenseExampleNoRedemptionYear03	515
5 Years	rr_ExpenseExampleNoRedemptionYear05	899
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,975
MassMutual Select Fundamental Value Fund | Return Before Taxes | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2010
MassMutual Select Fundamental Value Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.29%)
Five Years	rr_AverageAnnualReturnYear05	(0.20%)
Ten Years	rr_AverageAnnualReturnYear10	3.76%
MassMutual Select Fundamental Value Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.20%)
Five Years	rr_AverageAnnualReturnYear05	(0.24%)
Ten Years	rr_AverageAnnualReturnYear10	3.72%
MassMutual Select Fundamental Value Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.39%)
Five Years	rr_AverageAnnualReturnYear05	(0.38%)
Ten Years	rr_AverageAnnualReturnYear10	3.57%
MassMutual Select Fundamental Value Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.25%)
Five Years	rr_AverageAnnualReturnYear05	(1.81%)
Ten Years	rr_AverageAnnualReturnYear10	2.71%
MassMutual Select Fundamental Value Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.92%)
Five Years	rr_AverageAnnualReturnYear05	(0.94%)
Ten Years	rr_AverageAnnualReturnYear10	3.00%
MassMutual Select Fundamental Value Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.55%)
Five Years	rr_AverageAnnualReturnYear05	(0.85%)
Ten Years	rr_AverageAnnualReturnYear10	3.15%
MassMutual Select Fundamental Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.18%)
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	3.18%
MassMutual Select Fundamental Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.39%
Five Years	rr_AverageAnnualReturnYear05	(2.64%)
Ten Years	rr_AverageAnnualReturnYear10	3.89%
MassMutual Select Fundamental Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes) | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.39%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2010
MassMutual Select Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses for Class L have been restated to reflect current fees.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of companies that the Fund’s subadviser, Pyramis Global Advisors, LLC (“Pyramis”), believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, and cash flow, or in relation to securities of other companies in the same industry. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock, rights, and warrants. The Fund also may invest in exchange-traded funds. The Fund may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

In buying and selling securities for the Fund, Pyramis generally relies on fundamental analysis to identify companies that it believes are undervalued using traditional and other measures of value such as price/earnings (P/E), price/sales (P/S) or price/book (P/B) ratios, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s projected future free cash flows. The types of companies in which the Fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that Pyramis believes should lead to improved pricing, companies whose earnings potential has increased or Pyramis believes is expected to increase more than generally perceived, and companies that have enjoyed recent market popularity but which Pyramis believes appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:	3Q ’09,	19.56%	Lowest Quarter:	4Q ’08,	- 21.68%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads
Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Value Equity Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(16.83%)
2003	rr_AnnualReturn2003	26.63%
2004	rr_AnnualReturn2004	13.31%
2005	rr_AnnualReturn2005	10.66%
2006	rr_AnnualReturn2006	13.40%
2007	rr_AnnualReturn2007	3.80%
2008	rr_AnnualReturn2008	(38.33%)
2009	rr_AnnualReturn2009	22.37%
2010	rr_AnnualReturn2010	14.38%
2011	rr_AnnualReturn2011	(6.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.68%)
MassMutual Select Value Equity Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
MassMutual Select Value Equity Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
MassMutual Select Value Equity Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	710
3 Years	rr_ExpenseExampleYear03	996
5 Years	rr_ExpenseExampleYear05	1,302
10 Years	rr_ExpenseExampleYear10	2,169
MassMutual Select Value Equity Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	274
3 Years	rr_ExpenseExampleYear03	539
5 Years	rr_ExpenseExampleYear05	928
10 Years	rr_ExpenseExampleYear10	2,019
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	539
5 Years	rr_ExpenseExampleNoRedemptionYear05	928
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,019
MassMutual Select Value Equity Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.34%)
Five Years	rr_AverageAnnualReturnYear05	(3.45%)
Ten Years	rr_AverageAnnualReturnYear10	2.31%
MassMutual Select Value Equity Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.36%)
Five Years	rr_AverageAnnualReturnYear05	(3.46%)
Ten Years	rr_AverageAnnualReturnYear10	2.27%
MassMutual Select Value Equity Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.62%)
Five Years	rr_AverageAnnualReturnYear05	(3.62%)
Ten Years	rr_AverageAnnualReturnYear10	2.11%
MassMutual Select Value Equity Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.20%)
Five Years	rr_AverageAnnualReturnYear05	(4.99%)
Ten Years	rr_AverageAnnualReturnYear10	1.25%
MassMutual Select Value Equity Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.92%)
Five Years	rr_AverageAnnualReturnYear05	(4.15%)
Ten Years	rr_AverageAnnualReturnYear10	1.57%
MassMutual Select Value Equity Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.50%)
Five Years	rr_AverageAnnualReturnYear05	(4.35%)
Ten Years	rr_AverageAnnualReturnYear10	1.21%
MassMutual Select Value Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.92%)
Five Years	rr_AverageAnnualReturnYear05	(3.15%)
Ten Years	rr_AverageAnnualReturnYear10	1.74%
MassMutual Select Value Equity Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.39%
Five Years	rr_AverageAnnualReturnYear05	(2.64%)
Ten Years	rr_AverageAnnualReturnYear10	3.89%
MassMutual Select Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses for Class N have been restated to reflect current fees.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in large-capitalization companies that the Fund’s subadviser, Davis Selected Advisers, L.P. (“Davis”), believes are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of companies with market capitalizations at the time of purchase of at least $5 billion. The Fund has the flexibility to invest in companies of any size, invest in companies whose shares may be subject to controversy, and invest in non-equity securities. While most assets typically will be invested in equity securities of U.S. companies, the Fund may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. In the current market environment, Davis expects that current income will be low. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund’s investment strategy is to select companies for long-term investment. Davis uses fundamental research and quantitative and qualitative analysis to identify securities whose characteristics it believes foster the creation of long-term value and long-term business growth. Davis generally invests in securities that, in its view, possess a mix of traits that include: (i) first-class management (e.g., a proven track record, significant alignment of interest in business, intelligent application of capital); (ii) strong financial condition and satisfactory profitability (e.g., strong balance sheets, low cost structure/low debt, high returns on capital); and (iii) strategic positioning for the long-term (e.g., non-obsolescent products/industries, dominant position in a growing market, global presence, and brand names). The Fund historically has invested a significant portion of its assets in the financial services sector. Davis may sell a security when, in its judgment, the market price is greater than its estimate of intrinsic value or the risk of owning the security makes it no longer attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Sector Risk The Fund may allocate more of its assets to certain economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those sectors than if the Fund invested more broadly.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and an additional index that provides a style-specific comparison for the Fund’s returns. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and an additional index that provides a style-specific comparison for the Fund’s returns.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’09,	21.10%	Lowest Quarter:	4Q ’08,	- 25.05%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads
Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Large Cap Value Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(16.53%)
2003	rr_AnnualReturn2003	30.24%
2004	rr_AnnualReturn2004	12.11%
2005	rr_AnnualReturn2005	9.57%
2006	rr_AnnualReturn2006	14.71%
2007	rr_AnnualReturn2007	4.68%
2008	rr_AnnualReturn2008	(39.73%)
2009	rr_AnnualReturn2009	31.48%
2010	rr_AnnualReturn2010	13.08%
2011	rr_AnnualReturn2011	(4.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.05%)
MassMutual Select Large Cap Value Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
MassMutual Select Large Cap Value Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
MassMutual Select Large Cap Value Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	696
3 Years	rr_ExpenseExampleYear03	952
5 Years	rr_ExpenseExampleYear05	1,227
10 Years	rr_ExpenseExampleYear10	2,010
MassMutual Select Large Cap Value Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	259
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	850
10 Years	rr_ExpenseExampleYear10	1,856
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	159
3 Years	rr_ExpenseExampleNoRedemptionYear03	493
5 Years	rr_ExpenseExampleNoRedemptionYear05	850
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,856
MassMutual Select Large Cap Value Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.15%)
Five Years	rr_AverageAnnualReturnYear05	(2.10%)
Ten Years	rr_AverageAnnualReturnYear10	3.25%
MassMutual Select Large Cap Value Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.34%)
Five Years	rr_AverageAnnualReturnYear05	(2.20%)
Ten Years	rr_AverageAnnualReturnYear10	3.16%
MassMutual Select Large Cap Value Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.37%)
Five Years	rr_AverageAnnualReturnYear05	(2.34%)
Ten Years	rr_AverageAnnualReturnYear10	3.01%
MassMutual Select Large Cap Value Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.18%)
Five Years	rr_AverageAnnualReturnYear05	(3.76%)
Ten Years	rr_AverageAnnualReturnYear10	2.14%
MassMutual Select Large Cap Value Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.84%)
Five Years	rr_AverageAnnualReturnYear05	(2.87%)
Ten Years	rr_AverageAnnualReturnYear10	2.43%
MassMutual Select Large Cap Value Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.26%)
Five Years	rr_AverageAnnualReturnYear05	(2.51%)
Ten Years	rr_AverageAnnualReturnYear10	2.96%
MassMutual Select Large Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.55%)
Five Years	rr_AverageAnnualReturnYear05	(1.78%)
Ten Years	rr_AverageAnnualReturnYear10	2.79%
MassMutual Select Large Cap Value Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%
MassMutual Select Large Cap Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.39%
Five Years	rr_AverageAnnualReturnYear05	(2.64%)
Ten Years	rr_AverageAnnualReturnYear10	3.89%
MassMutual Select Indexed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Indexed Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included within the S&P 500® Index[1] (“Index”). The Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. As of January 31, 2012, the market capitalization range of companies included in the Index was $1.47 billion to $425.54 billion.

The Fund typically attempts to hold each of the stocks included in the Index in approximately the same weightings as in the Index. The Fund’s subadviser, Northern Trust Investments, Inc. (“NTI”), uses a process known as “optimization,” a statistical sampling technique, to invest in a statistically selected sample of the securities found in the Index instead of buying every stock in the Index. In doing so, NTI attempts to maximize the Fund’s liquidity and returns while minimizing its costs. The Fund may also invest in index futures in order to help the Fund’s returns approach the returns of a fully invested portfolio while enabling the Fund to keep cash on hand for liquidity purposes. Use of derivatives by the Fund may create investment leverage. The Fund may invest in illiquid securities. Because the Fund, unlike the Index, is subject to fees and transaction expenses, the Fund’s returns are likely to be less than those of the Index. In addition, NTI’s use of optimization techniques may result in variance between the Fund’s performance and the Index’s returns. NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the S&P 500 Index within a 0.95 correlation coefficient.

(1) “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500,” and “S&P 500®” are trademarks of the McGraw-Hill Companies and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Indexing Risk The Fund’s performance may not track the performance of the index exactly due to a number of factors, including fees and expenses of the Fund, and the Fund’s cash positions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance is not shown for Class Z shares of the Fund because Class Z commenced on December 7, 2011 and does not have a full calendar year of returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance is not shown for Class Z shares of the Fund because Class Z commenced on December 7, 2011 and does not have a full calendar year of returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’09,	15.92%	Lowest Quarter:	4Q ’08,	- 22.13%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads
Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Indexed Equity Fund | Class Z
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.08%	[9]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	8
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	91
10 Years	rr_ExpenseExampleYear10	220
MassMutual Select Indexed Equity Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.21%	[9]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	22
3 Years	rr_ExpenseExampleYear03	79
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	326
MassMutual Select Indexed Equity Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.42%	[9]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	43
3 Years	rr_ExpenseExampleYear03	146
5 Years	rr_ExpenseExampleYear05	258
10 Years	rr_ExpenseExampleYear10	587
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.41%)
2003	rr_AnnualReturn2003	28.10%
2004	rr_AnnualReturn2004	10.39%
2005	rr_AnnualReturn2005	4.47%
2006	rr_AnnualReturn2006	15.35%
2007	rr_AnnualReturn2007	5.00%
2008	rr_AnnualReturn2008	(37.31%)
2009	rr_AnnualReturn2009	26.16%
2010	rr_AnnualReturn2010	14.57%
2011	rr_AnnualReturn2011	1.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.13%)
MassMutual Select Indexed Equity Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.45%	[9]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	155
5 Years	rr_ExpenseExampleYear05	275
10 Years	rr_ExpenseExampleYear10	623
MassMutual Select Indexed Equity Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.40%	[9]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	337
10 Years	rr_ExpenseExampleYear10	787
MassMutual Select Indexed Equity Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.65%	[9]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	638
3 Years	rr_ExpenseExampleYear03	822
5 Years	rr_ExpenseExampleYear05	1,022
10 Years	rr_ExpenseExampleYear10	1,597
MassMutual Select Indexed Equity Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.95%	[9]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	197
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	636
10 Years	rr_ExpenseExampleYear10	1,432
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	356
5 Years	rr_ExpenseExampleNoRedemptionYear05	636
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,432
MassMutual Select Indexed Equity Fund | Return Before Taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.84%
Five Years	rr_AverageAnnualReturnYear05	(0.45%)
Ten Years	rr_AverageAnnualReturnYear10	2.72%
MassMutual Select Indexed Equity Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.69%
Five Years	rr_AverageAnnualReturnYear05	(0.66%)
Ten Years	rr_AverageAnnualReturnYear10	2.49%
MassMutual Select Indexed Equity Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.55%
Five Years	rr_AverageAnnualReturnYear05	(0.70%)
Ten Years	rr_AverageAnnualReturnYear10	2.45%
MassMutual Select Indexed Equity Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.66%
Five Years	rr_AverageAnnualReturnYear05	(0.63%)
Ten Years	rr_AverageAnnualReturnYear10	2.45%
MassMutual Select Indexed Equity Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.42%)
Five Years	rr_AverageAnnualReturnYear05	(2.06%)
Ten Years	rr_AverageAnnualReturnYear10	1.58%
MassMutual Select Indexed Equity Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.13%
Five Years	rr_AverageAnnualReturnYear05	(1.18%)
Ten Years	rr_AverageAnnualReturnYear10	1.89%
MassMutual Select Indexed Equity Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.43%
Five Years	rr_AverageAnnualReturnYear05	(0.93%)
Ten Years	rr_AverageAnnualReturnYear10	2.23%
MassMutual Select Indexed Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.41%
Five Years	rr_AverageAnnualReturnYear05	(0.59%)
Ten Years	rr_AverageAnnualReturnYear10	2.09%
MassMutual Select Indexed Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%
MassMutual Select Core Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Core Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by large, established companies. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The subadvisers currently consider large, established companies to include those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index (as of January 31, 2012, between $108 million and $425.54 billion). The Fund may also invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes or as a substitute for direct investments); and may purchase and sell options (for hedging purposes). Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, Victory Capital Management Inc. (“Victory”) and The Boston Company Asset Management, LLC (“The Boston Company”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser seeks to invest in both growth securities (securities of companies that each subadviser believes will experience earnings growth) and value securities (securities that each subadviser believes are intrinsically worth more than their current market value). Victory may consider a variety of factors in considering when to buy and sell securities, including, for example, cash flow, book value, dividend yield, growth potential, quality of management, adequacy of revenues, earnings, capitalization, relation to historical earnings, the value of the issuer’s underlying assets, and expected future relative earnings growth. Victory typically will pursue investments that it anticipates will provide above-average dividend yield or potential for appreciation. The Boston Company chooses securities through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. The Boston Company’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500® Index. The Boston Company uses a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including: value (how a stock is priced relative to its perceived intrinsic worth); growth (the sustainability of growth or earnings); and financial profile (which measures the financial health of the company).

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market- induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	3Q ’09,	15.34%	Lowest Quarter:	4Q ’08,	- 25.29%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Core Opportunities Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007	10.05%
2008	rr_AnnualReturn2008	(38.24%)
2009	rr_AnnualReturn2009	27.45%
2010	rr_AnnualReturn2010	13.52%
2011	rr_AnnualReturn2011	(6.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.29%)
MassMutual Select Core Opportunities Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	1,190
MassMutual Select Core Opportunities Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,363
MassMutual Select Core Opportunities Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	706
3 Years	rr_ExpenseExampleYear03	984
5 Years	rr_ExpenseExampleYear05	1,282
10 Years	rr_ExpenseExampleYear10	2,127
MassMutual Select Core Opportunities Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	270
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	907
10 Years	rr_ExpenseExampleYear10	1,976
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	170
3 Years	rr_ExpenseExampleNoRedemptionYear03	526
5 Years	rr_ExpenseExampleNoRedemptionYear05	907
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,976
MassMutual Select Core Opportunities Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.34%)
Five Years	rr_AverageAnnualReturnYear05	(1.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
MassMutual Select Core Opportunities Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.48%)
Five Years	rr_AverageAnnualReturnYear05	(1.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
MassMutual Select Core Opportunities Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.67%)
Five Years	rr_AverageAnnualReturnYear05	(1.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
MassMutual Select Core Opportunities Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.19%)
Five Years	rr_AverageAnnualReturnYear05	(3.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
MassMutual Select Core Opportunities Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.01%)
Five Years	rr_AverageAnnualReturnYear05	(2.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
MassMutual Select Core Opportunities Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.49%)
Five Years	rr_AverageAnnualReturnYear05	(2.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
MassMutual Select Core Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.93%)
Five Years	rr_AverageAnnualReturnYear05	(1.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
MassMutual Select Core Opportunities Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 2006
MassMutual Select Focused Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Focused Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks growth of capital over the long-term.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of U.S. companies that the Fund’s subadviser, Harris Associates L.P. (“Harris”), believes are undervalued. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants, of issuers of any size. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 25% of its total assets in foreign securities, and will not invest more than 5% of its total assets in emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

In selecting equity investments for the Fund, Harris uses a value investment philosophy. This investment philosophy is based upon the belief that, over time, a company’s stock price converges with the company’s intrinsic or true business value. Harris seeks to identify companies that it believes have discounted stock prices compared to the companies’ true business values. By “true business value,” Harris means an estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris usually sells a stock when the price approaches its estimated worth. This means that Harris sets specific “buy” and “sell” targets for each stock held by the Fund. Harris also monitors each holding and adjusts those price targets as warranted to reflect changes in a company’s fundamentals.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade,currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Non-Diversification Risk Because the Fund may invest its assets in a more limited number of issuers than a diversified fund, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were diversified.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversification Risk Because the Fund may invest its assets in a more limited number of issuers than a diversified fund, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	3Q ’09,	27.48%	Lowest Quarter:	4Q ’08,	- 26.95%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads
Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Focused Value Fund | Class Z
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.69%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	242
5 Years	rr_ExpenseExampleYear05	429
10 Years	rr_ExpenseExampleYear10	969
MassMutual Select Focused Value Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.80%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	277
5 Years	rr_ExpenseExampleYear05	489
10 Years	rr_ExpenseExampleYear10	1,099
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(9.76%)
2003	rr_AnnualReturn2003	45.94%
2004	rr_AnnualReturn2004	11.91%
2005	rr_AnnualReturn2005	3.45%
2006	rr_AnnualReturn2006	20.28%
2007	rr_AnnualReturn2007	2.07%
2008	rr_AnnualReturn2008	(42.82%)
2009	rr_AnnualReturn2009	63.20%
2010	rr_AnnualReturn2010	21.81%
2011	rr_AnnualReturn2011	(0.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.95%)
MassMutual Select Focused Value Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.90%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	308
5 Years	rr_ExpenseExampleYear05	543
10 Years	rr_ExpenseExampleYear10	1,216
MassMutual Select Focused Value Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.05%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	623
10 Years	rr_ExpenseExampleYear10	1,389
MassMutual Select Focused Value Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.30%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	700
3 Years	rr_ExpenseExampleYear03	983
5 Years	rr_ExpenseExampleYear05	1,288
10 Years	rr_ExpenseExampleYear10	2,150
MassMutual Select Focused Value Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.60%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	263
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	914
10 Years	rr_ExpenseExampleYear10	2,000
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	526
5 Years	rr_ExpenseExampleNoRedemptionYear05	914
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,000
MassMutual Select Focused Value Fund | Return Before Taxes | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2010
MassMutual Select Focused Value Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.23%)
Five Years	rr_AverageAnnualReturnYear05	2.97%
Ten Years	rr_AverageAnnualReturnYear10	7.82%
MassMutual Select Focused Value Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.35%)
Five Years	rr_AverageAnnualReturnYear05	2.87%
Ten Years	rr_AverageAnnualReturnYear10	7.71%
MassMutual Select Focused Value Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.48%)
Five Years	rr_AverageAnnualReturnYear05	2.71%
Ten Years	rr_AverageAnnualReturnYear10	7.55%
MassMutual Select Focused Value Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.49%)
Five Years	rr_AverageAnnualReturnYear05	1.24%
Ten Years	rr_AverageAnnualReturnYear10	6.64%
MassMutual Select Focused Value Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.99%)
Five Years	rr_AverageAnnualReturnYear05	2.15%
Ten Years	rr_AverageAnnualReturnYear10	7.22%
MassMutual Select Focused Value Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.73%)
Five Years	rr_AverageAnnualReturnYear05	2.12%
Ten Years	rr_AverageAnnualReturnYear10	6.81%
MassMutual Select Focused Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.47%
Five Years	rr_AverageAnnualReturnYear05	2.30%
Ten Years	rr_AverageAnnualReturnYear10	6.58%
MassMutual Select Focused Value Fund | Russell 1000 Index (reflects no deduction for fees,expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.50%
Five Years	rr_AverageAnnualReturnYear05	(0.02%)
Ten Years	rr_AverageAnnualReturnYear10	3.34%
MassMutual Select Focused Value Fund | Russell 1000 Index (reflects no deduction for fees,expenses, or taxes) | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2010
MassMutual Select Fundamental Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Fundamental Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees and Other Expenses have been restated to reflect an increase to the contractual management fees and a decrease to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in domestic equity securities that the Fund’s subadviser, Wellington Management Company, LLP (“Wellington Management”), believes offer the potential for long-term growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants, of issuers of any size. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

Wellington Management generally employs a bottom-up stock selection process that utilizes fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Wellington Management seeks to identify diversified sources of return based on its assessment of individual companies against the context of broader market factors by evaluating and ranking each stock on a consistent set of growth, quality, and valuation criteria.

In pursuing its investment objective, Wellington Management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, Wellington Management believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development). The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. The Fund’s name, investment objective, and investment strategy changed on February 22, 2012 to permit the Fund to become “actively” managed. Because the Fund was previously “passively” managed, the performance results shown would likely be different had the Fund’s current investment objective and investment strategy been in effect for the periods for which performance results are presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:	2Q ’09,	19.30%	Lowest Quarter:	2Q ’02,	-28.04%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads
Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Going forward, the Fund's performance will be compared to the Russell 1000 Growth Index rather than the NASDAQ-100 Index because the Russell 1000 Growth Index more closely represents the Fund's new investment strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Fundamental Growth Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[11]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.83%	[12]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	500
10 Years	rr_ExpenseExampleYear10	1,123
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(37.71%)
2003	rr_AnnualReturn2003	48.83%
2004	rr_AnnualReturn2004	10.00%
2005	rr_AnnualReturn2005	1.20%
2006	rr_AnnualReturn2006	6.87%
2007	rr_AnnualReturn2007	18.63%
2008	rr_AnnualReturn2008	(42.24%)
2009	rr_AnnualReturn2009	53.72%
2010	rr_AnnualReturn2010	20.42%
2011	rr_AnnualReturn2011	3.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.04%)
MassMutual Select Fundamental Growth Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[11]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.93%	[12]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	528
10 Years	rr_ExpenseExampleYear10	1,175
MassMutual Select Fundamental Growth Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[11]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.08%	[12]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	609
10 Years	rr_ExpenseExampleYear10	1,349
MassMutual Select Fundamental Growth Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[11]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.33%	[12]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	703
3 Years	rr_ExpenseExampleYear03	978
5 Years	rr_ExpenseExampleYear05	1,274
10 Years	rr_ExpenseExampleYear10	2,114
MassMutual Select Fundamental Growth Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[11]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.63%	[12]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	266
3 Years	rr_ExpenseExampleYear03	520
5 Years	rr_ExpenseExampleYear05	899
10 Years	rr_ExpenseExampleYear10	1,963
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	166
3 Years	rr_ExpenseExampleNoRedemptionYear03	520
5 Years	rr_ExpenseExampleNoRedemptionYear05	899
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,963
MassMutual Select Fundamental Growth Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.13%
Five Years	rr_AverageAnnualReturnYear05	5.52%
Ten Years	rr_AverageAnnualReturnYear10	3.73%
MassMutual Select Fundamental Growth Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.89%
Five Years	rr_AverageAnnualReturnYear05	5.43%
Ten Years	rr_AverageAnnualReturnYear10	3.59%
MassMutual Select Fundamental Growth Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.87%
Five Years	rr_AverageAnnualReturnYear05	5.27%
Ten Years	rr_AverageAnnualReturnYear10	3.45%
MassMutual Select Fundamental Growth Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.32%)
Five Years	rr_AverageAnnualReturnYear05	3.73%
Ten Years	rr_AverageAnnualReturnYear10	2.58%
MassMutual Select Fundamental Growth Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.46%
Five Years	rr_AverageAnnualReturnYear05	4.65%
Ten Years	rr_AverageAnnualReturnYear10	2.86%
MassMutual Select Fundamental Growth Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.10%
Five Years	rr_AverageAnnualReturnYear05	5.51%
Ten Years	rr_AverageAnnualReturnYear10	3.72%
MassMutual Select Fundamental Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.06%
Five Years	rr_AverageAnnualReturnYear05	4.76%
Ten Years	rr_AverageAnnualReturnYear10	3.24%
MassMutual Select Fundamental Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.64%	[13]
Five Years	rr_AverageAnnualReturnYear05	2.50%	[13]
Ten Years	rr_AverageAnnualReturnYear10	2.60%	[13]
MassMutual Select Fundamental Growth Fund | NASDAQ-100 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.70%
Five Years	rr_AverageAnnualReturnYear05	5.33%
Ten Years	rr_AverageAnnualReturnYear10	3.75%
MassMutual Select Blue Chip Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Blue Chip Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks growth of capital over the long term.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of net assets in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have the potential for above-average earnings growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

In selecting securities, T. Rowe Price generally seeks to identify companies with a leading market position, seasoned management, and strong financial fundamentals. T. Rowe Price believes that solid company fundamentals (with an emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook may potentially reward investors with strong investment performance. It is anticipated that some of the companies targeted will have good prospects for dividend growth.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development). The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (Russell 1000® Growth Index) and an additional index that provides a comparison for the Fund’s returns without regard to investment style. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up- to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (Russell 1000® Growth Index) and an additional index that provides a comparison for the Fund’s returns without regard to investment style.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’09,	17.48%	Lowest Quarter:	4Q ’08,	-24.74%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads
Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Blue Chip Growth Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.76%	[14]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	260
5 Years	rr_ExpenseExampleYear05	458
10 Years	rr_ExpenseExampleYear10	1,030
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(25.43%)
2003	rr_AnnualReturn2003	24.58%
2004	rr_AnnualReturn2004	5.80%
2005	rr_AnnualReturn2005	3.68%
2006	rr_AnnualReturn2006	8.74%
2007	rr_AnnualReturn2007	12.77%
2008	rr_AnnualReturn2008	(42.45%)
2009	rr_AnnualReturn2009	43.06%
2010	rr_AnnualReturn2010	16.64%
2011	rr_AnnualReturn2011	1.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.74%)
MassMutual Select Blue Chip Growth Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.82%	[14]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	294
5 Years	rr_ExpenseExampleYear05	522
10 Years	rr_ExpenseExampleYear10	1,176
MassMutual Select Blue Chip Growth Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.98%	[14]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,319
MassMutual Select Blue Chip Growth Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.19%	[14]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	689
3 Years	rr_ExpenseExampleYear03	961
5 Years	rr_ExpenseExampleYear05	1,253
10 Years	rr_ExpenseExampleYear10	2,083
MassMutual Select Blue Chip Growth Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.51%	[14]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	254
3 Years	rr_ExpenseExampleYear03	505
5 Years	rr_ExpenseExampleYear05	880
10 Years	rr_ExpenseExampleYear10	1,933
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	154
3 Years	rr_ExpenseExampleNoRedemptionYear03	505
5 Years	rr_ExpenseExampleNoRedemptionYear05	880
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,933
MassMutual Select Blue Chip Growth Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.50%
Five Years	rr_AverageAnnualReturnYear05	1.91%
Ten Years	rr_AverageAnnualReturnYear10	1.99%
MassMutual Select Blue Chip Growth Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.51%
Five Years	rr_AverageAnnualReturnYear05	1.84%
Ten Years	rr_AverageAnnualReturnYear10	1.89%
MassMutual Select Blue Chip Growth Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.42%
Five Years	rr_AverageAnnualReturnYear05	1.69%
Ten Years	rr_AverageAnnualReturnYear10	1.75%
MassMutual Select Blue Chip Growth Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.66%)
Five Years	rr_AverageAnnualReturnYear05	0.27%
Ten Years	rr_AverageAnnualReturnYear10	0.91%
MassMutual Select Blue Chip Growth Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.31%)
Five Years	rr_AverageAnnualReturnYear05	1.12%
Ten Years	rr_AverageAnnualReturnYear10	1.18%
MassMutual Select Blue Chip Growth Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.50%
Five Years	rr_AverageAnnualReturnYear05	1.89%
Ten Years	rr_AverageAnnualReturnYear10	1.95%
MassMutual Select Blue Chip Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.98%
Five Years	rr_AverageAnnualReturnYear05	1.63%
Ten Years	rr_AverageAnnualReturnYear10	1.71%
MassMutual Select Blue Chip Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%
MassMutual Select Blue Chip Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.64%
Five Years	rr_AverageAnnualReturnYear05	2.50%
Ten Years	rr_AverageAnnualReturnYear10	2.60%
MassMutual Select Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Large Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and future income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses for Classes Y and L have been restated to reflect current fees.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in large-capitalization companies that the Fund’s subadviser, Rainier Investment Management, Inc. (“Rainier”), believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index (as of January 31, 2012, $422 million to $425.54 billion). Equity securities may include common stocks, rights, and warrants. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund will normally be invested in 75-150 securities. The Fund seeks to invest over a broad cross-section of economic sectors and industries.

In selecting securities, Rainier generally seeks to identify companies that it believes are likely to demonstrate superior earnings growth relative to their peers. Rainier typically favors companies that it believes have attractive fundamentals, such as strong revenue, earnings, or cash flow growth. To help control risk, Rainier typically compares the Fund’s economic sector weightings to those of a broad index, and normally avoids extreme overweighting or underweighting relative to the index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	3Q ’10,	14.57%	Lowest Quarter:	4Q ’08,	- 21.55%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Large Cap Growth Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(29.90%)
2003	rr_AnnualReturn2003	22.05%
2004	rr_AnnualReturn2004	7.08%
2005	rr_AnnualReturn2005	14.44%
2006	rr_AnnualReturn2006	0.36%
2007	rr_AnnualReturn2007	13.45%
2008	rr_AnnualReturn2008	(41.00%)
2009	rr_AnnualReturn2009	28.63%
2010	rr_AnnualReturn2010	16.60%
2011	rr_AnnualReturn2011	(4.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.55%)
MassMutual Select Large Cap Growth Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
MassMutual Select Large Cap Growth Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
MassMutual Select Large Cap Growth Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	706
3 Years	rr_ExpenseExampleYear03	981
5 Years	rr_ExpenseExampleYear05	1,277
10 Years	rr_ExpenseExampleYear10	2,116
MassMutual Select Large Cap Growth Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.31%)
Five Years	rr_AverageAnnualReturnYear05	(0.80%)
Ten Years	rr_AverageAnnualReturnYear10	0.11%
MassMutual Select Large Cap Growth Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.36%)
Five Years	rr_AverageAnnualReturnYear05	(0.77%)
Ten Years	rr_AverageAnnualReturnYear10	0.09%
MassMutual Select Large Cap Growth Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.68%)
Five Years	rr_AverageAnnualReturnYear05	(1.09%)
Ten Years	rr_AverageAnnualReturnYear10	(0.01%)
MassMutual Select Large Cap Growth Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.17%)
Five Years	rr_AverageAnnualReturnYear05	(2.38%)
Ten Years	rr_AverageAnnualReturnYear10	(0.92%)
MassMutual Select Large Cap Growth Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.93%)
Five Years	rr_AverageAnnualReturnYear05	(1.39%)
Ten Years	rr_AverageAnnualReturnYear10	(0.25%)
MassMutual Select Large Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.75%)
Five Years	rr_AverageAnnualReturnYear05	(0.66%)
Ten Years	rr_AverageAnnualReturnYear10	0.10%
MassMutual Select Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.64%
Five Years	rr_AverageAnnualReturnYear05	2.50%
Ten Years	rr_AverageAnnualReturnYear10	2.60%
MassMutual Select Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Growth Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This Fund seeks to achieve its objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified Fund.

The Fund is managed by two subadvisers, Sands Capital Management, LLC (“Sands Capital”) and Delaware Management Company (“DMC”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Sands Capital seeks long-term capital appreciation by investing in stocks believed to have potential for dramatic wealth creation using bottom-up, fundamental research and focusing on six key investment criteria: sustainable, above average earnings growth, a leadership position in a promising business space, significant competitive advantages/unique business franchise, a clear mission and value-added focus, financial strength, and rational valuation relative to the market and business prospects. Sands Capital does not typically invest in companies with market capitalizations less than $1 billion. DMC seeks to select securities that it believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the return on capital above its cost of capital. DMC will normally invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase. Each subadviser may consider selling a security for the Fund, if, for example, in its judgment, the prospects for future growth do not look promising, a more attractive opportunity is identified, if fundamentals unexpectedly change or if valuations are stretched past fair value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Non-Diversification Risk Because the Fund may invest its assets in a more limited number of issuers than a diversified fund, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were diversified.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversification Risk Because the Fund may invest its assets in a more limited number of issuers than a diversified fund, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Performance is not shown for Class Z shares of the Fund because Class Z commenced on December 7, 2011 and does not have a full calendar year of returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance is not shown for Class Z shares of the Fund because Class Z commenced on December 7, 2011 and does not have a full calendar year of returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:	2Q ’09,	18.49%	Lowest Quarter:	4Q ’08,	- 27.26%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads
Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Growth Opportunities Fund | Class Z
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.70%	[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	256
5 Years	rr_ExpenseExampleYear05	457
10 Years	rr_ExpenseExampleYear10	1,035
MassMutual Select Growth Opportunities Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.85%	[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	538
10 Years	rr_ExpenseExampleYear10	1,211
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(27.82%)
2003	rr_AnnualReturn2003	31.51%
2004	rr_AnnualReturn2004	19.41%
2005	rr_AnnualReturn2005	10.28%
2006	rr_AnnualReturn2006	(5.86%)
2007	rr_AnnualReturn2007	18.21%
2008	rr_AnnualReturn2008	(46.53%)
2009	rr_AnnualReturn2009	56.97%
2010	rr_AnnualReturn2010	20.27%
2011	rr_AnnualReturn2011	4.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.26%)
MassMutual Select Growth Opportunities Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.95%	[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	335
5 Years	rr_ExpenseExampleYear05	592
10 Years	rr_ExpenseExampleYear10	1,327
MassMutual Select Growth Opportunities Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.10%	[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	382
5 Years	rr_ExpenseExampleYear05	672
10 Years	rr_ExpenseExampleYear10	1,498
MassMutual Select Growth Opportunities Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.35%	[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	705
3 Years	rr_ExpenseExampleYear03	1,008
5 Years	rr_ExpenseExampleYear05	1,333
10 Years	rr_ExpenseExampleYear10	2,250
MassMutual Select Growth Opportunities Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.65%	[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	268
3 Years	rr_ExpenseExampleYear03	552
5 Years	rr_ExpenseExampleYear05	961
10 Years	rr_ExpenseExampleYear10	2,104
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	552
5 Years	rr_ExpenseExampleNoRedemptionYear05	961
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,104
MassMutual Select Growth Opportunities Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.82%
Five Years	rr_AverageAnnualReturnYear05	4.58%
Ten Years	rr_AverageAnnualReturnYear10	3.94%
MassMutual Select Growth Opportunities Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.73%
Five Years	rr_AverageAnnualReturnYear05	4.47%
Ten Years	rr_AverageAnnualReturnYear10	3.84%
MassMutual Select Growth Opportunities Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.66%
Five Years	rr_AverageAnnualReturnYear05	4.30%
Ten Years	rr_AverageAnnualReturnYear10	3.67%
MassMutual Select Growth Opportunities Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.66%)
Five Years	rr_AverageAnnualReturnYear05	2.83%
Ten Years	rr_AverageAnnualReturnYear10	2.81%
MassMutual Select Growth Opportunities Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.02%
Five Years	rr_AverageAnnualReturnYear05	3.71%
Ten Years	rr_AverageAnnualReturnYear10	3.07%
MassMutual Select Growth Opportunities Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.82%
Five Years	rr_AverageAnnualReturnYear05	4.41%
Ten Years	rr_AverageAnnualReturnYear10	3.86%
MassMutual Select Growth Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.13%
Five Years	rr_AverageAnnualReturnYear05	3.86%
Ten Years	rr_AverageAnnualReturnYear10	3.39%
MassMutual Select Growth Opportunities Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.64%
Five Years	rr_AverageAnnualReturnYear05	2.50%
Ten Years	rr_AverageAnnualReturnYear10	2.60%
MassMutual Select Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Mid-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks growth of capital over the long-term.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem you shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of mid-capitalization companies that the subadvisers believe are undervalued. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of mid-cap companies. The subadvisers currently define “mid-cap” companies as those whose market capitalizations at the time of purchase are between $500 million and $10 billion or fall within the market capitalization range of companies included in the Russell Midcap® Value Index (as of January 31, 2012, between $108 million and $20.70 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may gain exposure to non-U.S. issuers through the purchase of American Depositary Receipts (“ADRs”). The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”). The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, NFJ Investment Group LLC (“NFJ”) and Systematic Financial Management, L.P. (“Systematic”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. NFJ uses a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers classify the Fund selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers then use quantitative factors to screen the Fund’s initial selection. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings per share estimates), and fundamental changes. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select 35 to 50 stocks for the Fund. In selecting securities for the Fund, Systematic utilizes a two-prong, bottom-up investment strategy that unifies quantitative screening and fundamental research. Systematic’s security selection process generally favors companies with attractive valuation and positive earnings dynamics, and may consider, among other things, a company’s financial characteristics, market position, industry position, and management. Generally, Systematic expects to hold between 60 and 80 companies in its portion of the portfolio.

NFJ considers selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield, or other favorable qualitative metrics. Systematic generally may consider selling a stock for the Fund if, for example, in its judgment, the stock’s price has appreciated to a level that Systematic considers to be the stock’s fair value, its analysis leads Systematic to anticipate downward earnings revisions for a company, a company experiences an unexpected earnings announcement, or Systematic identifies other investment opportunities that it believes to be more attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely- held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Performance is not shown for Class Z shares of the Fund because Class Z commenced on December 7, 2011 and does not have a full calendar year of returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance is not shown for Class Z shares of the Fund because Class Z commenced on December 7, 2011 and does not have a full calendar year of returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	3Q ’09,	18.59%	Lowest Quarter:	4Q ’08,	- 22.99%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Mid-Cap Value Fund | Class Z
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.73%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	451
10 Years	rr_ExpenseExampleYear10	1,016
MassMutual Select Mid-Cap Value Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.80%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	277
5 Years	rr_ExpenseExampleYear05	489
10 Years	rr_ExpenseExampleYear10	1,099
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007	(8.53%)
2008	rr_AnnualReturn2008	(32.61%)
2009	rr_AnnualReturn2009	30.02%
2010	rr_AnnualReturn2010	23.43%
2011	rr_AnnualReturn2011	(2.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.99%)
MassMutual Select Mid-Cap Value Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.90%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	308
5 Years	rr_ExpenseExampleYear05	543
10 Years	rr_ExpenseExampleYear10	1,216
MassMutual Select Mid-Cap Value Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.05%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	623
10 Years	rr_ExpenseExampleYear10	1,389
MassMutual Select Mid-Cap Value Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.30%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	700
3 Years	rr_ExpenseExampleYear03	983
5 Years	rr_ExpenseExampleYear05	1,288
10 Years	rr_ExpenseExampleYear10	2,150
MassMutual Select Mid-Cap Value Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.60%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	263
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	914
10 Years	rr_ExpenseExampleYear10	2,000
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	526
5 Years	rr_ExpenseExampleNoRedemptionYear05	914
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,000
MassMutual Select Mid-Cap Value Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.84%)
Five Years	rr_AverageAnnualReturnYear05	(0.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2006
MassMutual Select Mid-Cap Value Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.02%)
Five Years	rr_AverageAnnualReturnYear05	(0.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2006
MassMutual Select Mid-Cap Value Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.37%)
Five Years	rr_AverageAnnualReturnYear05	(1.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2006
MassMutual Select Mid-Cap Value Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.95%)
Five Years	rr_AverageAnnualReturnYear05	(2.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2006
MassMutual Select Mid-Cap Value Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.63%)
Five Years	rr_AverageAnnualReturnYear05	(1.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2006
MassMutual Select Mid-Cap Value Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.01%)
Five Years	rr_AverageAnnualReturnYear05	(1.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2006
MassMutual Select Mid-Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.64%)
Five Years	rr_AverageAnnualReturnYear05	(0.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2006
MassMutual Select Mid-Cap Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.38%)
Five Years	rr_AverageAnnualReturnYear05	0.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2006
MassMutual Select Small Cap Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Small Cap Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks to maximize total return through investment primarily in small capitalization equity securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of small-capitalization companies that the subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of January 31, 2012, between $17 million and $3.74 billion). Equity securities may include common stocks, preferred stock, rights, and warrants. The Fund typically invests most of its assets in U.S. companies, but may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, Wellington Management Company, LLP (“Wellington Management”) and Barrow, Hanley, Mewhinney & Strauss, LLC. (“Barrow Hanley”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. In selecting investments for the Fund, Wellington Management generally employs a bottom-up stock selection process that utilizes proprietary, fundamental research to identify companies it considers to be undervalued and to have the potential for significant longer-term returns. In selecting securities for the Fund, Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify small capitalization companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the Fund to below average levels of risk. A subadviser may consider selling a stock for the Fund if, in its judgment, the security has reached its target price, has failed to perform as expected, or other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	3Q ’09,	23.43%	Lowest Quarter:	4Q ’08,	- 24.64%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Small Cap Value Equity Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007	(12.02%)
2008	rr_AnnualReturn2008	(32.97%)
2009	rr_AnnualReturn2009	21.83%
2010	rr_AnnualReturn2010	28.36%
2011	rr_AnnualReturn2011	(3.91%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.64%)
MassMutual Select Small Cap Value Equity Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
MassMutual Select Small Cap Value Equity Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
MassMutual Select Small Cap Value Equity Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	714
3 Years	rr_ExpenseExampleYear03	1,007
5 Years	rr_ExpenseExampleYear05	1,322
10 Years	rr_ExpenseExampleYear10	2,210
MassMutual Select Small Cap Value Equity Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	278
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	2,062
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	949
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,062
MassMutual Select Small Cap Value Equity Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.91%)
Five Years	rr_AverageAnnualReturnYear05	(2.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
MassMutual Select Small Cap Value Equity Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.93%)
Five Years	rr_AverageAnnualReturnYear05	(2.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
MassMutual Select Small Cap Value Equity Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.34%)
Five Years	rr_AverageAnnualReturnYear05	(2.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
MassMutual Select Small Cap Value Equity Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.84%)
Five Years	rr_AverageAnnualReturnYear05	(3.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
MassMutual Select Small Cap Value Equity Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.60%)
Five Years	rr_AverageAnnualReturnYear05	(3.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
MassMutual Select Small Cap Value Equity Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.96%)
Five Years	rr_AverageAnnualReturnYear05	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
MassMutual Select Small Cap Value Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.49%)
Five Years	rr_AverageAnnualReturnYear05	(2.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
MassMutual Select Small Cap Value Equity Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.50%)
Five Years	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 2006
MassMutual Select Small Company Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Small Company Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities that the subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of January 31, 2012, between $17 million and $3.74 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 20% of its total assets in foreign securities. The Fund may invest in real estate investment trusts (“REITs”) and exchange-traded funds. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by three subadvisers, Federated Clover Investment Advisors (“Federated Clover”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and EARNEST Partners, LLC (“Earnest Partners”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Each of the subadvisers uses a combination of fundamental and quantitative analyses to identify undervalued companies. A subadviser may consider selling a security for the Fund if, for example, in its judgment, the security has reached its target price, has failed to perform as expected and the security’s investment thesis is no longer intact, or other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Sector Risk The Fund may allocate more of its assets to certain economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those sectors than if the Fund invested more broadly.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance (Russell 2000 Value Index) and an additional index that provides a comparison for the Fund’s returns without regard to investment style. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance (Russell 2000 Value Index) and an additional index that provides a comparison for the Fund’s returns without regard to investment style.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	3Q ’09,	21.04%	Lowest Quarter:	4Q ’08,	- 24.31%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads
Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Small Company Value Fund | Class Z
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.90%	[17]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	304
5 Years	rr_ExpenseExampleYear05	534
10 Years	rr_ExpenseExampleYear10	1,194
MassMutual Select Small Company Value Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.09%	[17]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	364
5 Years	rr_ExpenseExampleYear05	636
10 Years	rr_ExpenseExampleYear10	1,413
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(12.92%)
2003	rr_AnnualReturn2003	39.37%
2004	rr_AnnualReturn2004	22.86%
2005	rr_AnnualReturn2005	5.01%
2006	rr_AnnualReturn2006	14.97%
2007	rr_AnnualReturn2007	(1.68%)
2008	rr_AnnualReturn2008	(27.65%)
2009	rr_AnnualReturn2009	27.45%
2010	rr_AnnualReturn2010	23.25%
2011	rr_AnnualReturn2011	(2.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.31%)
MassMutual Select Small Company Value Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.13%	[17]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	376
5 Years	rr_ExpenseExampleYear05	657
10 Years	rr_ExpenseExampleYear10	1,459
MassMutual Select Small Company Value Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.28%	[17]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	423
5 Years	rr_ExpenseExampleYear05	737
10 Years	rr_ExpenseExampleYear10	1,628
MassMutual Select Small Company Value Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.53%	[17]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	722
3 Years	rr_ExpenseExampleYear03	1,046
5 Years	rr_ExpenseExampleYear05	1,394
10 Years	rr_ExpenseExampleYear10	2,370
MassMutual Select Small Company Value Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.83%	[17]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	286
3 Years	rr_ExpenseExampleYear03	592
5 Years	rr_ExpenseExampleYear05	1,024
10 Years	rr_ExpenseExampleYear10	2,226
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	186
3 Years	rr_ExpenseExampleNoRedemptionYear03	592
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,024
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,226
MassMutual Select Small Company Value Fund | Return Before Taxes | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2010
MassMutual Select Small Company Value Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.51%)
Five Years	rr_AverageAnnualReturnYear05	1.73%
Ten Years	rr_AverageAnnualReturnYear10	6.97%
MassMutual Select Small Company Value Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.65%)
Five Years	rr_AverageAnnualReturnYear05	1.68%
Ten Years	rr_AverageAnnualReturnYear10	6.91%
MassMutual Select Small Company Value Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.79%)
Five Years	rr_AverageAnnualReturnYear05	1.54%
Ten Years	rr_AverageAnnualReturnYear10	6.75%
MassMutual Select Small Company Value Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.57%)
Five Years	rr_AverageAnnualReturnYear05	0.09%
Ten Years	rr_AverageAnnualReturnYear10	5.86%
MassMutual Select Small Company Value Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.22%)
Five Years	rr_AverageAnnualReturnYear05	0.97%
Ten Years	rr_AverageAnnualReturnYear10	6.16%
MassMutual Select Small Company Value Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.15%)
Five Years	rr_AverageAnnualReturnYear05	0.84%
Ten Years	rr_AverageAnnualReturnYear10	6.24%
MassMutual Select Small Company Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.83%)
Five Years	rr_AverageAnnualReturnYear05	1.32%
Ten Years	rr_AverageAnnualReturnYear10	6.00%
MassMutual Select Small Company Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.50%)
Five Years	rr_AverageAnnualReturnYear05	(1.87%)
Ten Years	rr_AverageAnnualReturnYear10	6.40%
MassMutual Select Small Company Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes) | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2010
MassMutual Select Small Company Value Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.18%)
Five Years	rr_AverageAnnualReturnYear05	0.15%
Ten Years	rr_AverageAnnualReturnYear10	5.62%
MassMutual Select Small Company Value Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes) | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2010
MassMutual Select Mid Cap Growth Equity II Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Mid Cap Growth Equity II Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks growth of capital over the long-term.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Frontier Capital Management Company, LLC (“Frontier”), believe offer the potential for long-term growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the subadvisers expect to grow at a faster rate than the average company. The subadvisers currently define “mid-cap” companies as those whose market capitalizations at the time of purchase fall within the market capitalization range of companies included in either the S&P MidCap 400® Index or the Russell Midcap® Growth Index (as of January 31, 2012, between $422 million and $20.70 billion). The Fund may invest up to 20% of its net assets in stocks whose market capitalizations are outside of that capitalization range. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 25% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

In selecting securities for the Fund, T. Rowe Price generally uses a “growth” approach, seeking to identify companies that it believes have proven products or services, a record of above-average earnings growth, demonstrated potential to sustain earnings growth, stock prices that appear to undervalue their growth prospects, or a connection to industries experiencing increasing demand. T. Rowe Price has the discretion to purchase some securities for the Fund that do not meet those investment criteria when it believes there is an opportunity for substantial appreciation.

In selecting securities for the Fund, Frontier employs a Growth-at-a-Reasonable-Price approach to identify the best risk/reward investment ideas in the U.S. equity mid-capitalization universe. Frontier believes that there are three key drivers of long-term, consistent performance. Frontier looks for companies that have: i) sound business models with strong management teams and secular growth prospects; ii) unrecognized earnings power; and iii) attractive valuations.

Each subadviser may sell securities for the Fund for a variety of reasons, such as, for example, to seek to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely- held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’03,	19.73%	Lowest Quarter:	4Q ’08,	- 26.27%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads
Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Mid Cap Growth Equity II Fund | Class Z
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.74%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	456
10 Years	rr_ExpenseExampleYear10	1,028
MassMutual Select Mid Cap Growth Equity II Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.86%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	521
10 Years	rr_ExpenseExampleYear10	1,169
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(21.04%)
2003	rr_AnnualReturn2003	38.32%
2004	rr_AnnualReturn2004	17.98%
2005	rr_AnnualReturn2005	13.17%
2006	rr_AnnualReturn2006	7.55%
2007	rr_AnnualReturn2007	16.32%
2008	rr_AnnualReturn2008	(41.00%)
2009	rr_AnnualReturn2009	45.00%
2010	rr_AnnualReturn2010	28.03%
2011	rr_AnnualReturn2011	(1.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.27%)
MassMutual Select Mid Cap Growth Equity II Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.95%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	324
5 Years	rr_ExpenseExampleYear05	570
10 Years	rr_ExpenseExampleYear10	1,274
MassMutual Select Mid Cap Growth Equity II Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.10%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	371
5 Years	rr_ExpenseExampleYear05	650
10 Years	rr_ExpenseExampleYear10	1,446
MassMutual Select Mid Cap Growth Equity II Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.35%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	705
3 Years	rr_ExpenseExampleYear03	998
5 Years	rr_ExpenseExampleYear05	1,313
10 Years	rr_ExpenseExampleYear10	2,202
MassMutual Select Mid Cap Growth Equity II Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.65%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	268
3 Years	rr_ExpenseExampleYear03	541
5 Years	rr_ExpenseExampleYear05	940
10 Years	rr_ExpenseExampleYear10	2,054
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	541
5 Years	rr_ExpenseExampleNoRedemptionYear05	940
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,054
MassMutual Select Mid Cap Growth Equity II Fund | Return Before Taxes | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2010
MassMutual Select Mid Cap Growth Equity II Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.86%)
Five Years	rr_AverageAnnualReturnYear05	4.57%
Ten Years	rr_AverageAnnualReturnYear10	6.97%
MassMutual Select Mid Cap Growth Equity II Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.01%)
Five Years	rr_AverageAnnualReturnYear05	4.46%
Ten Years	rr_AverageAnnualReturnYear10	6.87%
MassMutual Select Mid Cap Growth Equity II Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.18%)
Five Years	rr_AverageAnnualReturnYear05	4.30%
Ten Years	rr_AverageAnnualReturnYear10	6.70%
MassMutual Select Mid Cap Growth Equity II Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.98%)
Five Years	rr_AverageAnnualReturnYear05	2.83%
Ten Years	rr_AverageAnnualReturnYear10	5.81%
MassMutual Select Mid Cap Growth Equity II Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.60%)
Five Years	rr_AverageAnnualReturnYear05	3.73%
Ten Years	rr_AverageAnnualReturnYear10	6.09%
MassMutual Select Mid Cap Growth Equity II Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.02%)
Five Years	rr_AverageAnnualReturnYear05	3.78%
Ten Years	rr_AverageAnnualReturnYear10	6.37%
MassMutual Select Mid Cap Growth Equity II Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.25%
Five Years	rr_AverageAnnualReturnYear05	3.79%
Ten Years	rr_AverageAnnualReturnYear10	6.03%
MassMutual Select Mid Cap Growth Equity II Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.65%)
Five Years	rr_AverageAnnualReturnYear05	2.44%
Ten Years	rr_AverageAnnualReturnYear10	5.29%
MassMutual Select Mid Cap Growth Equity II Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes) | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2010
MassMutual Select Small Cap Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Small Cap Growth Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of smaller companies that the subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of January 31, 2012, between $17 million and $3.74 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, Wellington Management Company, LLP (“Wellington Management”) and Waddell & Reed Investment Management Company (“Waddell & Reed”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Each of the subadvisers uses a combination of fundamental and quantitative analyses to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. A subadviser may consider selling a security for the Fund if, for example, in its judgment, target prices are reached, future upside potential is limited, company fundamentals are no longer attractive, superior purchase candidates are identified, or market capitalization ceilings are exceeded.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance (Russell 2000 Growth Index) and an additional index that provides a comparison for the Fund’s returns without regard to investment style. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance (Russell 2000 Growth Index) and an additional index that provides a comparison for the Fund’s returns without regard to investment style.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’09,	25.47%	Lowest Quarter:	4Q ’08,	- 24.72%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads
Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Small Cap Growth Equity Fund | Class Z
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.87%	[18]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	288
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,127
MassMutual Select Small Cap Growth Equity Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.97%	[18]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,243
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(25.25%)
2003	rr_AnnualReturn2003	44.11%
2004	rr_AnnualReturn2004	13.79%
2005	rr_AnnualReturn2005	11.23%
2006	rr_AnnualReturn2006	9.49%
2007	rr_AnnualReturn2007	10.14%
2008	rr_AnnualReturn2008	(39.71%)
2009	rr_AnnualReturn2009	39.35%
2010	rr_AnnualReturn2010	23.11%
2011	rr_AnnualReturn2011	(5.47%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.72%)
MassMutual Select Small Cap Growth Equity Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.11%	[18]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	364
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,405
MassMutual Select Small Cap Growth Equity Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.26%	[18]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	410
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,575
MassMutual Select Small Cap Growth Equity Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.51%	[18]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	720
3 Years	rr_ExpenseExampleYear03	1,035
5 Years	rr_ExpenseExampleYear05	1,372
10 Years	rr_ExpenseExampleYear10	2,321
MassMutual Select Small Cap Growth Equity Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.81%	[18]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	284
3 Years	rr_ExpenseExampleYear03	580
5 Years	rr_ExpenseExampleYear05	1,001
10 Years	rr_ExpenseExampleYear10	2,176
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	184
3 Years	rr_ExpenseExampleNoRedemptionYear03	580
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,176
MassMutual Select Small Cap Growth Equity Fund | Return Before Taxes | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2010
MassMutual Select Small Cap Growth Equity Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.47%)
Five Years	rr_AverageAnnualReturnYear05	1.49%
Ten Years	rr_AverageAnnualReturnYear10	4.86%
MassMutual Select Small Cap Growth Equity Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.68%)
Five Years	rr_AverageAnnualReturnYear05	1.34%
Ten Years	rr_AverageAnnualReturnYear10	4.71%
MassMutual Select Small Cap Growth Equity Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.77%)
Five Years	rr_AverageAnnualReturnYear05	1.21%
Ten Years	rr_AverageAnnualReturnYear10	4.56%
MassMutual Select Small Cap Growth Equity Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(11.41%)
Five Years	rr_AverageAnnualReturnYear05	0.24%
Ten Years	rr_AverageAnnualReturnYear10	3.68%
MassMutual Select Small Cap Growth Equity Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.12%)
Five Years	rr_AverageAnnualReturnYear05	0.64%
Ten Years	rr_AverageAnnualReturnYear10	3.97%
MassMutual Select Small Cap Growth Equity Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.94%)
Five Years	rr_AverageAnnualReturnYear05	0.65%
Ten Years	rr_AverageAnnualReturnYear10	4.32%
MassMutual Select Small Cap Growth Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.71%)
Five Years	rr_AverageAnnualReturnYear05	1.11%
Ten Years	rr_AverageAnnualReturnYear10	4.15%
MassMutual Select Small Cap Growth Equity Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.91%)
Five Years	rr_AverageAnnualReturnYear05	2.09%
Ten Years	rr_AverageAnnualReturnYear10	4.48%
MassMutual Select Small Cap Growth Equity Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes) | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2010
MassMutual Select Small Cap Growth Equity Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.18%)
Five Years	rr_AverageAnnualReturnYear05	0.15%
Ten Years	rr_AverageAnnualReturnYear10	5.62%
MassMutual Select Small Cap Growth Equity Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes) | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2010
MassMutual Select Small Company Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Small Company Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses for Classes Y, L, and A have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of January 31, 2012, between $17 million and $3.74 billion). Equity securities may include common stocks, rights, and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may use futures contracts (including equity index futures contracts based primarily on the Russell 2000 Index) as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, The Boston Company Asset Management, LLC (“The Boston Company”) and Eagle Asset Management, Inc. (“Eagle”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Each subadviser relies on fundamental research to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. A subadviser may consider selling a stock when, in its judgment, the security reaches what is believed to be an unsustainable valuation, a company’s fundamentals deteriorate, the original investment thesis proved incorrect, or the industry dynamics have negatively changed.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:	2Q ’03,	29.89%	Lowest Quarter:	4Q ’08,	- 27.57%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads
Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Small Company Growth Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(29.70%)
2003	rr_AnnualReturn2003	60.66%
2004	rr_AnnualReturn2004	2.25%
2005	rr_AnnualReturn2005	(0.67%)
2006	rr_AnnualReturn2006	15.44%
2007	rr_AnnualReturn2007	4.60%
2008	rr_AnnualReturn2008	(43.07%)
2009	rr_AnnualReturn2009	31.40%
2010	rr_AnnualReturn2010	33.64%
2011	rr_AnnualReturn2011	(1.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.57%)
MassMutual Select Small Company Growth Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
MassMutual Select Small Company Growth Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
MassMutual Select Small Company Growth Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	728
3 Years	rr_ExpenseExampleYear03	1,051
5 Years	rr_ExpenseExampleYear05	1,396
10 Years	rr_ExpenseExampleYear10	2,366
MassMutual Select Small Company Growth Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	293
3 Years	rr_ExpenseExampleYear03	597
5 Years	rr_ExpenseExampleYear05	1,026
10 Years	rr_ExpenseExampleYear10	2,222
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	597
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,222
MassMutual Select Small Company Growth Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.90%)
Five Years	rr_AverageAnnualReturnYear05	0.51%
Ten Years	rr_AverageAnnualReturnYear10	3.11%
MassMutual Select Small Company Growth Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.81%)
Five Years	rr_AverageAnnualReturnYear05	0.48%
Ten Years	rr_AverageAnnualReturnYear10	3.06%
MassMutual Select Small Company Growth Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.03%)
Five Years	rr_AverageAnnualReturnYear05	0.32%
Ten Years	rr_AverageAnnualReturnYear10	2.91%
MassMutual Select Small Company Growth Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.82%)
Five Years	rr_AverageAnnualReturnYear05	(1.09%)
Ten Years	rr_AverageAnnualReturnYear10	2.04%
MassMutual Select Small Company Growth Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.44%)
Five Years	rr_AverageAnnualReturnYear05	(0.21%)
Ten Years	rr_AverageAnnualReturnYear10	2.34%
MassMutual Select Small Company Growth Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.90%)
Five Years	rr_AverageAnnualReturnYear05	0.01%
Ten Years	rr_AverageAnnualReturnYear10	2.33%
MassMutual Select Small Company Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.23%)
Five Years	rr_AverageAnnualReturnYear05	0.26%
Ten Years	rr_AverageAnnualReturnYear10	2.36%
MassMutual Select Small Company Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.91%)
Five Years	rr_AverageAnnualReturnYear05	2.09%
Ten Years	rr_AverageAnnualReturnYear10	4.48%
MassMutual Select Diversified International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Diversified International Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks growth of capital over the long-term.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 140% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International (MSCI®) Europe, Australasia, Far East (EAFE®) Value Index, which is the Fund’s benchmark. The Fund may invest up to 15% of its total assets in equity securities of issuers in emerging markets countries. The Fund typically does not invest in U.S. companies. The Fund may invest a substantial part of its assets in just one region or country.

Equity securities in which the Fund invests may include common stocks, preferred stocks, securities convertible into common or preferred stock, depositary receipts, rights and warrants to buy common stocks, and privately placed securities.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which it can invest.

The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

In choosing stocks for the Fund, the Fund’s subadviser, J.P. Morgan Investment Management Inc. (“J.P. Morgan”), uses a dividend discount model to quantify its fundamental research, producing a ranking of companies in each industry group according to their relative value. J.P. Morgan then buys and sells stocks, using the research and valuation rankings, as well as its assessment of other factors, including:

·  value characteristics such as low price to book and price to earnings ratios;

·  catalysts that could trigger a change in a stock’s price;

·  potential reward compared to potential risk; and

·  temporary mispricings caused by market overreactions.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’09,	27.65%	Lowest Quarter:	4Q ’08,	- 28.86%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares of the Fund reflects any applicable sales charge.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Going forward, the Fund's performance will be compared to the MSCI EAFE Value Index rather than the MSCI ACWI ex-U.S. because the MSCI EAFE Value Index more closely represents the Fund's current investment strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Diversified International Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.99%	[20]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	591
10 Years	rr_ExpenseExampleYear10	1,320
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007	8.86%
2008	rr_AnnualReturn2008	(52.57%)
2009	rr_AnnualReturn2009	40.70%
2010	rr_AnnualReturn2010	5.39%
2011	rr_AnnualReturn2011	(16.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.86%)
MassMutual Select Diversified International Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.09%	[20]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	645
10 Years	rr_ExpenseExampleYear10	1,434
MassMutual Select Diversified International Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.17%	[20]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	408
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,598
MassMutual Select Diversified International Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.42%	[20]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	711
3 Years	rr_ExpenseExampleYear03	1,032
5 Years	rr_ExpenseExampleYear05	1,376
10 Years	rr_ExpenseExampleYear10	2,342
MassMutual Select Diversified International Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(16.84%)
Five Years	rr_AverageAnnualReturnYear05	(8.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2006
MassMutual Select Diversified International Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(17.11%)
Five Years	rr_AverageAnnualReturnYear05	(8.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2006
MassMutual Select Diversified International Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(17.06%)
Five Years	rr_AverageAnnualReturnYear05	(8.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2006
MassMutual Select Diversified International Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(21.89%)
Five Years	rr_AverageAnnualReturnYear05	(10.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2006
MassMutual Select Diversified International Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(16.97%)
Five Years	rr_AverageAnnualReturnYear05	(8.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2006
MassMutual Select Diversified International Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.17%)
Five Years	rr_AverageAnnualReturnYear05	(6.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 2006
MassMutual Select Diversified International Fund | MSCI EAFE Value Index (reflects no deduction for fees or expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.17%)	[21]
Five Years	rr_AverageAnnualReturnYear05	(6.33%)	[21]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.33%)	[21]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2007	[21]
MassMutual Select Diversified International Fund | MSCI ACWI ex-U.S. (reflects no deduction for fees or expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.71%)
Five Years	rr_AverageAnnualReturnYear05	(2.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2007
MassMutual Select Overseas Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Overseas Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital over the long-term by investing in foreign equity securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 134 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in stocks of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest in equity securities of issuers in emerging markets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, depositary receipts, rights and warrants, of issuers of any size. The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by three subadvisers, J.P. Morgan Investment Management Inc. (“J.P. Morgan”), Massachusetts Financial Services Company (“MFS”), and Harris Associates L.P. (“Harris”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser may invest a relatively high percentage of the Fund’s assets in a single country, a small number of countries, or a particular geographic region or sector.

In choosing stocks for the Fund, J.P. Morgan uses a dividend discount model to quantify its fundamental research, producing a ranking of companies in each industry group according to their relative values. J.P. Morgan then buys and sells stocks, using the research and valuation rankings, as well as its assessment of other factors, including:

·  value characteristics such as low price to book and price to earnings ratios;

·  catalysts that could trigger a change in a stock’s price;

·  potential reward compared to potential risk; and

·  temporary mispricings caused by market overreactions.

In selecting investments for the Fund, MFS is not constrained to any particular investment style. MFS may invest the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Harris uses a value investment philosophy. This investment philosophy is based upon the belief that, over time, a company’s stock price converges with the company’s intrinsic or true business value. Harris seeks to identify companies that it believes have discounted stock prices compared to the companies’ true business values. By “true business value,” Harris means an estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris usually sells a stock when the price approaches its estimated worth. This means that Harris sets specific “buy” and “sell” targets for each stock held by the Fund. Harris also monitors each holding and adjusts those price targets as warranted to reflect changes in a company’s fundamentals. Harris may from time to time have significant investments in one or more countries or in particular sectors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Sector Risk The Fund may allocate more of its assets to certain economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those sectors than if the Fund invested more broadly.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’09	25.60%	Lowest Quarter:	3Q ’02,	- 21.22%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads
Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class S shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual Select Overseas Fund | Class Z
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.85%	[22]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	338
5 Years	rr_ExpenseExampleYear05	608
10 Years	rr_ExpenseExampleYear10	1,381
MassMutual Select Overseas Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.13%	[22]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	757
10 Years	rr_ExpenseExampleYear10	1,698
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(12.23%)
2003	rr_AnnualReturn2003	30.87%
2004	rr_AnnualReturn2004	17.98%
2005	rr_AnnualReturn2005	11.73%
2006	rr_AnnualReturn2006	27.77%
2007	rr_AnnualReturn2007	4.21%
2008	rr_AnnualReturn2008	(39.09%)
2009	rr_AnnualReturn2009	41.77%
2010	rr_AnnualReturn2010	10.97%
2011	rr_AnnualReturn2011	(13.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.22%)
MassMutual Select Overseas Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.18%	[22]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	441
5 Years	rr_ExpenseExampleYear05	784
10 Years	rr_ExpenseExampleYear10	1,753
MassMutual Select Overseas Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.23%	[22]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	456
5 Years	rr_ExpenseExampleYear05	810
10 Years	rr_ExpenseExampleYear10	1,808
MassMutual Select Overseas Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.48%	[22]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	717
3 Years	rr_ExpenseExampleYear03	1,078
5 Years	rr_ExpenseExampleYear05	1,462
10 Years	rr_ExpenseExampleYear10	2,535
MassMutual Select Overseas Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.78%	[22]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	281
3 Years	rr_ExpenseExampleYear03	625
5 Years	rr_ExpenseExampleYear05	1,095
10 Years	rr_ExpenseExampleYear10	2,396
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	181
3 Years	rr_ExpenseExampleNoRedemptionYear03	625
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,095
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,396
MassMutual Select Overseas Fund | Return Before Taxes | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2010
MassMutual Select Overseas Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.09%)
Five Years	rr_AverageAnnualReturnYear05	(2.80%)
Ten Years	rr_AverageAnnualReturnYear10	5.32%
MassMutual Select Overseas Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.16%)
Five Years	rr_AverageAnnualReturnYear05	(2.85%)
Ten Years	rr_AverageAnnualReturnYear10	5.25%
MassMutual Select Overseas Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.21%)
Five Years	rr_AverageAnnualReturnYear05	(2.90%)
Ten Years	rr_AverageAnnualReturnYear10	5.16%
MassMutual Select Overseas Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.57%)
Five Years	rr_AverageAnnualReturnYear05	(4.31%)
Ten Years	rr_AverageAnnualReturnYear10	4.27%
MassMutual Select Overseas Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(14.64%)
Five Years	rr_AverageAnnualReturnYear05	(3.43%)
Ten Years	rr_AverageAnnualReturnYear10	4.58%
MassMutual Select Overseas Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.12%)
Five Years	rr_AverageAnnualReturnYear05	(3.55%)
Ten Years	rr_AverageAnnualReturnYear10	4.54%
MassMutual Select Overseas Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.97%)
Five Years	rr_AverageAnnualReturnYear05	(2.21%)
Ten Years	rr_AverageAnnualReturnYear10	4.72%
MassMutual Select Overseas Fund | MSCI EAFE Index (reflects no deduction for fees or expenses)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.14%)
Five Years	rr_AverageAnnualReturnYear05	(4.72%)
Ten Years	rr_AverageAnnualReturnYear10	4.67%
MassMutual Select Overseas Fund | MSCI EAFE Index (reflects no deduction for fees or expenses) | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2010
MassMutual RetireSMART Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM Conservative Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period June 20, 2011 (commencement of operations) through December 31, 2011, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets directly or indirectly in one or more commodities or commodities-related investments or may themselves invest using an asset allocation strategy among equity, fixed income, money market, commodity, and other investments. The Fund has a conservative asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 30% of its assets invested in equity and similar funds and approximately 70% invested in fixed income funds, including money market funds. In its periodic determination of the Fund’s asset allocation to Underlying Funds, MassMutual will attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	30.7%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	0.8%
Select Fundamental Value (Wellington Management)	1.3%
Select Large Cap Value (Davis)	0.2%
Premier Value (OFI Institutional)	0.1%
Premier Disciplined Value (Babson Capital)	3.2%
Select Core Opportunities (Victory/The Boston Company)	1.0%
Select Blue Chip Growth (T. Rowe Price)	0.8%
Select Large Cap Growth (Rainier)	0.9%
Select Growth Opportunities (Sands Capital/Delaware Management)	0.6%
Premier Disciplined Growth (Babson Capital)	3.1%
Select Focused Value (Harris)	1.7%
Select Mid-Cap Value (NFJ/Systematic)	1.5%
Premier Main Street Small/Mid Cap (OFI Institutional)	0.4%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.8%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.6%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.4%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	0.8%
Select Small Company Growth (The Boston Company/Eagle)	0.4%
Oppenheimer Real Estate (OFI)	2.1%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.1%
Select Overseas (J.P. Morgan/MFS/Harris)	2.9%
Premier International Equity (OFI Institutional)	1.1%
Premier Focused International (Baring)	0.5%
Premier Strategic Emerging Markets (Baring)	2.3%
Oppenheimer Developing Markets Fund (OFI)	1.1%

Fixed Income & Short Term/Money Market Funds	66.5%
Premier Money Market (Babson Capital)	0.4%
Premier Short-Duration Bond (Babson Capital)	18.7%
Premier Inflation-Protected and Income (Babson Capital)	8.0%
Premier Core Bond (Babson Capital)	26.6%
Select PIMCO Total Return (PIMCO)	2.0%
Select Strategic Bond (Western Asset)	4.2%
Premier High Yield (Babson Capital)	3.9%
Premier International Bond (Baring)	2.7%

Other Funds	2.5%
Oppenheimer Commodity Strategy Total Return (OFI)	1.9%
Select BlackRock Global Allocation (BlackRock)	0.6%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Risk Lose Money [Text]	rr_RiskLoseMoney	ou have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (Barclays Capital U.S. Aggregate Bond Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to equity investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), Barclays Capital U.S. Aggregate Bond, and Citigroup 3-Month US T-Bill Indexes. Average annual total returns for Class A shares of the Fund reflect any applicable sales charge. Performance for shares of the Fund for periods prior to the Fund’s inception date (06/20/11) is based on the performance of a predecessor MassMutual separate investment account with substantially the same investment objective, policies, and investment strategies as those of the Fund (the “Predecessor Account”); in the case of Class A shares of the Fund, the average annual returns have been adjusted to reflect the deduction of any applicable Class A sales charge. As a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to certain requirements and restrictions under the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), to which the Predecessor Account was not subject. If the Predecessor Account had been subject to those requirements and restrictions, it might have achieved less favorable investment performance. Because of the difference in tax treatments of the Predecessor Account and the Fund, after-tax performance information is not presented. After-tax performance information will be shown once the Fund has been in operation for a full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (Barclays Capital U.S. Aggregate Bond Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to equity investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), Barclays Capital U.S. Aggregate Bond, and Citigroup 3-Month US T-Bill Indexes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’09,	9.91%	Lowest Quarter:	4Q ’08,	- 8.73%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	in the case of Class A shares of the Fund, the average annual returns have been adjusted to reflect the deduction of any applicable Class A sales charge.
MassMutual RetireSMART Conservative Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
MassMutual RetireSMART Conservative Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
MassMutual RetireSMART Conservative Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
MassMutual RetireSMART Conservative Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	678
3 Years	rr_ExpenseExampleYear03	896
5 Years	rr_ExpenseExampleYear05	1,131
10 Years	rr_ExpenseExampleYear10	1,806
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(2.00%)
2003	rr_AnnualReturn2003	12.44%
2004	rr_AnnualReturn2004	6.51%
2005	rr_AnnualReturn2005	3.13%
2006	rr_AnnualReturn2006	6.75%
2007	rr_AnnualReturn2007	6.15%
2008	rr_AnnualReturn2008	(15.67%)
2009	rr_AnnualReturn2009	20.59%
2010	rr_AnnualReturn2010	10.55%
2011	rr_AnnualReturn2011	2.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.73%)
MassMutual RetireSMART Conservative Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.15%
Five Years	rr_AverageAnnualReturnYear05	4.24%
Ten Years	rr_AverageAnnualReturnYear10	4.75%
MassMutual RetireSMART Conservative Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.05%
Five Years	rr_AverageAnnualReturnYear05	4.22%
Ten Years	rr_AverageAnnualReturnYear10	4.74%
MassMutual RetireSMART Conservative Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.19%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Ten Years	rr_AverageAnnualReturnYear10	4.97%
MassMutual RetireSMART Conservative Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.98%)
Five Years	rr_AverageAnnualReturnYear05	2.98%
Ten Years	rr_AverageAnnualReturnYear10	4.11%
MassMutual RetireSMART Conservative Fund | Return After Taxes on Distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
MassMutual RetireSMART Conservative Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
MassMutual RetireSMART Conservative Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%
MassMutual RetireSMART Conservative Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Ten Years	rr_AverageAnnualReturnYear10	5.78%
MassMutual RetireSMART Conservative Fund | Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.71%
Five Years	rr_AverageAnnualReturnYear05	1.80%
Ten Years	rr_AverageAnnualReturnYear10	4.13%
MassMutual RetireSMART Conservative Fund | Custom RetireSMART Conservative Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.86%
Five Years	rr_AverageAnnualReturnYear05	4.71%
Ten Years	rr_AverageAnnualReturnYear10	5.56%
MassMutual RetireSMART Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM Moderate Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period June 20, 2011 (commencement of operations) through December 31, 2011, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets directly or indirectly in one or more commodities or commodities-related investments or may themselves invest using an asset allocation strategy among equity, fixed income, money market, commodity, and other investments. The Fund has a moderate asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 60% of its assets invested in equity and similar funds and approximately 40% invested in fixed income funds, including money market funds. In its periodic determination of the Fund’s asset allocation to Underlying Funds, MassMutual will attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	58.3%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.7%
Select Fundamental Value (Wellington Management)	3.1%
Select Large Cap Value (Davis)	0.6%
Premier Value (OFI Institutional)	0.2%
Premier Disciplined Value (Babson Capital)	5.4%
Select Core Opportunities (Victory/The Boston Company)	1.1%
Select Blue Chip Growth (T. Rowe Price)	2.0%
Select Large Cap Growth (Rainier)	1.2%
Select Growth Opportunities (Sands Capital/Delaware Management)	2.0%
Premier Disciplined Growth (Babson Capital)	6.0%
Select Focused Value (Harris)	1.8%
Select Mid-Cap Value (NFJ/Systematic)	3.6%
Premier Main Street Small/Mid Cap (OFI Institutional)	2.5%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.6%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.3%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	3.6%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	0.7%
Select Small Company Growth (The Boston Company/Eagle)	0.6%
Oppenheimer Real Estate (OFI)	3.3%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.8%
Select Overseas (J.P. Morgan/MFS/Harris)	7.3%
Premier International Equity (OFI Institutional)	2.4%
Premier Focused International (Baring)	1.1%
Premier Strategic Emerging Markets (Baring)	3.4%
Oppenheimer Developing Markets Fund (OFI)	1.0%

Fixed Income & Short Term/Money Market Funds	37.6%
Premier Money Market (Babson Capital)	0.2%
Premier Short-Duration Bond (Babson Capital)	6.0%
Premier Inflation-Protected and Income (Babson Capital)	4.4%
Premier Core Bond (Babson Capital)	18.9%
Select PIMCO Total Return (PIMCO)	1.4%
Select Strategic Bond (Western Asset)	2.0%
Premier High Yield (Babson Capital)	3.2%
Premier International Bond (Baring)	1.5%

Other Funds	4.1%
Oppenheimer Commodity Strategy Total Return (OFI)	3.1%
Select BlackRock Global Allocation (BlackRock)	1.0%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Average annual total returns for Class A shares of the Fund reflect any applicable sales charge. Performance for shares of the Fund for periods prior to the Fund’s inception date (06/20/11) is based on the performance of a predecessor MassMutual separate investment account with substantially the same investment objective, policies, and investment strategies as those of the Fund (the “Predecessor Account”); in the case of Class A shares of the Fund, the average annual returns have been adjusted to reflect the deduction of any applicable Class A sales charge. As a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to certain requirements and restrictions under the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), to which the Predecessor Account was not subject. If the Predecessor Account had been subject to those requirements and restrictions, it might have achieved less favorable investment performance. Because of the difference in tax treatments of the Predecessor Account and the Fund, after-tax performance information is not presented. After-tax performance information will be shown once the Fund has been in operation for a full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’09,	14.10%	Lowest Quarter:	4Q ’08,	-15.18%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	in the case of Class A shares of the Fund, the average annual returns have been adjusted to reflect the deduction of any applicable Class A sales charge.
MassMutual RetireSMART Moderate Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	990
MassMutual RetireSMART Moderate Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
MassMutual RetireSMART Moderate Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
MassMutual RetireSMART Moderate Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	687
3 Years	rr_ExpenseExampleYear03	925
5 Years	rr_ExpenseExampleYear05	1,182
10 Years	rr_ExpenseExampleYear10	1,914
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(12.40%)
2003	rr_AnnualReturn2003	23.79%
2004	rr_AnnualReturn2004	9.95%
2005	rr_AnnualReturn2005	5.28%
2006	rr_AnnualReturn2006	9.33%
2007	rr_AnnualReturn2007	5.96%
2008	rr_AnnualReturn2008	(26.81%)
2009	rr_AnnualReturn2009	26.99%
2010	rr_AnnualReturn2010	13.22%
2011	rr_AnnualReturn2011	(0.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.18%)
MassMutual RetireSMART Moderate Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.11%)
Five Years	rr_AverageAnnualReturnYear05	2.18%
Ten Years	rr_AverageAnnualReturnYear10	4.34%
MassMutual RetireSMART Moderate Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.09%)
Five Years	rr_AverageAnnualReturnYear05	2.18%
Ten Years	rr_AverageAnnualReturnYear10	4.34%
MassMutual RetireSMART Moderate Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.02%)
Five Years	rr_AverageAnnualReturnYear05	2.42%
Ten Years	rr_AverageAnnualReturnYear10	4.53%
MassMutual RetireSMART Moderate Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.01%)
Five Years	rr_AverageAnnualReturnYear05	0.94%
Ten Years	rr_AverageAnnualReturnYear10	3.70%
MassMutual RetireSMART Moderate Fund | Return After Taxes on Distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
MassMutual RetireSMART Moderate Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
MassMutual RetireSMART Moderate Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%
MassMutual RetireSMART Moderate Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Ten Years	rr_AverageAnnualReturnYear10	5.78%
MassMutual RetireSMART Moderate Fund | Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.71%
Five Years	rr_AverageAnnualReturnYear05	1.80%
Ten Years	rr_AverageAnnualReturnYear10	4.13%
MassMutual RetireSMART Moderate Fund | Custom RetireSMART Moderate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.82%
Five Years	rr_AverageAnnualReturnYear05	2.72%
Ten Years	rr_AverageAnnualReturnYear10	5.26%
MassMutual RetireSMART Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM Moderate Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period June 20, 2011 (commencement of operations) through December 31, 2011, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets directly or indirectly in one or more commodities or commodities-related investments or may themselves invest using an asset allocation strategy among equity, fixed income, money market, commodity, and other investments. The Fund has an asset allocation strategy that emphasizes the potential for moderate growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 85% of its assets invested in equity and similar funds and approximately 15% invested in fixed income funds, including money market funds. In its periodic determination of the Fund’s asset allocation to Underlying Funds, MassMutual will attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	80.8%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	3.2%
Select Fundamental Value (Wellington Management)	4.9%
Select Large Cap Value (Davis)	0.9%
Premier Value (OFI Institutional)	0.4%
Premier Disciplined Value (Babson Capital)	7.4%
Select Core Opportunities (Victory/The Boston Company)	1.0%
Select Blue Chip Growth (T. Rowe Price)	2.9%
Select Large Cap Growth (Rainier)	2.1%
Select Growth Opportunities (Sands Capital/Delaware Management)	3.3%
Premier Disciplined Growth (Babson Capital)	8.8%
Select Focused Value (Harris)	1.6%
Select Mid-Cap Value (NFJ/Systematic)	4.2%
Premier Main Street Small/Mid Cap (OFI Institutional)	3.4%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.1%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	1.0%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	4.3%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	1.2%
Select Small Company Growth (The Boston Company/Eagle)	1.2%
Oppenheimer Real Estate (OFI)	3.5%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	3.9%
Select Overseas (J.P. Morgan/MFS/Harris)	9.9%
Premier International Equity (OFI Institutional)	3.3%
Premier Focused International (Baring)	1.4%
Premier Strategic Emerging Markets (Baring)	4.2%
Oppenheimer Developing Markets Fund (OFI)	0.7%

Fixed Income & Short Term/Money Market Funds	14.9%
Premier Short-Duration Bond (Babson Capital)	1.6%
Premier Inflation-Protected and Income (Babson Capital)	1.2%
Premier Core Bond (Babson Capital)	7.6%
Select PIMCO Total Return (PIMCO)	0.7%
Select Strategic Bond (Western Asset)	0.9%
Premier High Yield (Babson Capital)	1.9%
Premier International Bond (Baring)	1.0%

Other Funds	4.6%
Oppenheimer Commodity Strategy Total Return (OFI)	3.6%
Select BlackRock Global Allocation (BlackRock)	1.0%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk  The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Average annual total returns for Class A shares of the Fund reflect any applicable sales charge. Performance for shares of the Fund for periods prior to the Fund’s inception date (06/20/11) is based on the performance of a predecessor MassMutual separate investment account with substantially the same investment objective, policies, and investment strategies as those of the Fund (the “Predecessor Account”); in the case of Class A shares of the Fund, the average annual returns have been adjusted to reflect the deduction of any applicable Class A sales charge. As a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to certain requirements and restrictions under the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), to which the Predecessor Account was not subject. If the Predecessor Account had been subject to those requirements and restrictions, it might have achieved less favorable investment performance. Because of the difference in tax treatments of the Predecessor Account and the Fund, after-tax performance information is not presented. After-tax performance information will be shown once the Fund has been in operation for a full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’09,	17.97%	Lowest Quarter:	4Q ’08,	-21.15%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	in the case of Class A shares of the Fund, the average annual returns have been adjusted to reflect the deduction of any applicable Class A sales charge.
MassMutual RetireSMART Moderate Growth Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
MassMutual RetireSMART Moderate Growth Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
MassMutual RetireSMART Moderate Growth Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
MassMutual RetireSMART Moderate Growth Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	696
3 Years	rr_ExpenseExampleYear03	952
5 Years	rr_ExpenseExampleYear05	1,227
10 Years	rr_ExpenseExampleYear10	2,010
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(20.28%)
2003	rr_AnnualReturn2003	30.64%
2004	rr_AnnualReturn2004	12.34%
2005	rr_AnnualReturn2005	6.93%
2006	rr_AnnualReturn2006	10.74%
2007	rr_AnnualReturn2007	6.05%
2008	rr_AnnualReturn2008	(35.89%)
2009	rr_AnnualReturn2009	32.16%
2010	rr_AnnualReturn2010	15.24%
2011	rr_AnnualReturn2011	(3.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.15%)
MassMutual RetireSMART Moderate Growth Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.08%)
Five Years	rr_AverageAnnualReturnYear05	0.07%
Ten Years	rr_AverageAnnualReturnYear10	3.35%
MassMutual RetireSMART Moderate Growth Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.07%)
Five Years	rr_AverageAnnualReturnYear05	0.08%
Ten Years	rr_AverageAnnualReturnYear10	3.35%
MassMutual RetireSMART Moderate Growth Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.98%)
Five Years	rr_AverageAnnualReturnYear05	0.29%
Ten Years	rr_AverageAnnualReturnYear10	3.64%
MassMutual RetireSMART Moderate Growth Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.80%)
Five Years	rr_AverageAnnualReturnYear05	(1.14%)
Ten Years	rr_AverageAnnualReturnYear10	2.73%
MassMutual RetireSMART Moderate Growth Fund | Return After Taxes on Distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
MassMutual RetireSMART Moderate Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
MassMutual RetireSMART Moderate Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%
MassMutual RetireSMART Moderate Growth Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Ten Years	rr_AverageAnnualReturnYear10	5.78%
MassMutual RetireSMART Moderate Growth Fund | Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.71%
Five Years	rr_AverageAnnualReturnYear05	1.80%
Ten Years	rr_AverageAnnualReturnYear10	4.13%
MassMutual RetireSMART Moderate Growth Fund | Custom RetireSMART Moderate Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.16%)
Five Years	rr_AverageAnnualReturnYear05	0.60%
Ten Years	rr_AverageAnnualReturnYear10	4.57%
MassMutual RetireSMART Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period June 20, 2011 (commencement of operations) through December 31, 2011, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets directly or indirectly in one or more commodities or commodities-related investments or may themselves invest using an asset allocation strategy among equity, fixed income, money market, commodity, and other investments. The Fund has an asset allocation strategy that emphasizes the potential for growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 97% of its assets invested in equity and similar funds and approximately 3% invested in fixed income funds, including money market funds. The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	92.3%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	4.3%
Select Fundamental Value (Wellington Management)	6.5%
Select Large Cap Value (Davis)	1.4%
Premier Value (OFI Institutional)	0.6%
Premier Disciplined Value (Babson Capital)	7.1%
Select Core Opportunities (Victory/The Boston Company)	1.1%
Select Blue Chip Growth (T. Rowe Price)	4.0%
Select Large Cap Growth (Rainier)	2.8%
Select Growth Opportunities (Sands Capital/Delaware Management)	4.0%
Premier Disciplined Growth (Babson Capital)	9.4%
Select Focused Value (Harris)	1.7%
Select Mid-Cap Value (NFJ/Systematic)	5.0%
Premier Main Street Small/Mid Cap (OFI Institutional)	2.1%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.3%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	1.4%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	5.1%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	1.7%
Select Small Company Growth (The Boston Company/Eagle)	1.6%
Oppenheimer Real Estate (OFI)	3.8%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	4.9%
Select Overseas (J.P. Morgan/MFS/Harris)	10.6%
Premier International Equity (OFI Institutional)	3.5%
Premier Focused International (Baring)	1.7%
Premier Strategic Emerging Markets (Baring)	5.2%
Oppenheimer Developing Markets Fund (OFI)	0.5%

Fixed Income & Short Term/Money Market Funds	3.7%
Premier Short-Duration Bond (Babson Capital)	0.2%
Premier Inflation-Protected and Income (Babson Capital)	0.3%
Premier Core Bond (Babson Capital)	1.3%
Select PIMCO Total Return (PIMCO)	0.1%
Select Strategic Bond (Western Asset)	0.5%
Premier High Yield (Babson Capital)	0.9%
Premier International Bond (Baring)	0.4%

Other Funds	4.1%
Oppenheimer Commodity Strategy Total Return (OFI)	4.0%
Select BlackRock Global Allocation (BlackRock)	0.1%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs,are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Average annual total returns for Class A shares of the Fund reflect any applicable sales charge. Performance for shares of the Fund for periods prior to the Fund’s inception date (06/20/11) is based on the performance of a predecessor MassMutual separate investment account with substantially the same investment objective, policies, and investment strategies as those of the Fund (the “Predecessor Account”); in the case of Class A shares of the Fund, the average annual returns have been adjusted to reflect the deduction of any applicable Class A sales charge. As a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to certain requirements and restrictions under the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), to which the Predecessor Account was not subject. If the Predecessor Account had been subject to those requirements and restrictions, it might have achieved less favorable investment performance. Because of the difference in tax treatments of the Predecessor Account and the Fund, after-tax performance information is not presented. After-tax performance information will be shown once the Fund has been in operation for a full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’03,	20.17%	Lowest Quarter:	4Q ’08,	- 24.10%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	in the case of Class A shares of the Fund, the average annual returns have been adjusted to reflect the deduction of any applicable Class A sales charge.
MassMutual RetireSMART Growth Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.92%	[23]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	323
5 Years	rr_ExpenseExampleYear05	571
10 Years	rr_ExpenseExampleYear10	1,281
MassMutual RetireSMART Growth Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.96%	[23]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	593
10 Years	rr_ExpenseExampleYear10	1,328
MassMutual RetireSMART Growth Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.04%	[23]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	361
5 Years	rr_ExpenseExampleYear05	636
10 Years	rr_ExpenseExampleYear10	1,419
MassMutual RetireSMART Growth Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.29%	[23]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	699
3 Years	rr_ExpenseExampleYear03	988
5 Years	rr_ExpenseExampleYear05	1,299
10 Years	rr_ExpenseExampleYear10	2,178
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(24.40%)
2003	rr_AnnualReturn2003	34.98%
2004	rr_AnnualReturn2004	13.44%
2005	rr_AnnualReturn2005	7.79%
2006	rr_AnnualReturn2006	11.54%
2007	rr_AnnualReturn2007	5.78%
2008	rr_AnnualReturn2008	(40.37%)
2009	rr_AnnualReturn2009	34.08%
2010	rr_AnnualReturn2010	15.65%
2011	rr_AnnualReturn2011	(4.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.10%)
MassMutual RetireSMART Growth Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.58%)
Five Years	rr_AverageAnnualReturnYear05	(1.37%)
Ten Years	rr_AverageAnnualReturnYear10	2.65%
MassMutual RetireSMART Growth Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.60%)
Five Years	rr_AverageAnnualReturnYear05	(1.38%)
Ten Years	rr_AverageAnnualReturnYear10	2.65%
MassMutual RetireSMART Growth Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.39%)
Five Years	rr_AverageAnnualReturnYear05	(1.20%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%
MassMutual RetireSMART Growth Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.12%)
Five Years	rr_AverageAnnualReturnYear05	(2.54%)
Ten Years	rr_AverageAnnualReturnYear10	2.04%
MassMutual RetireSMART Growth Fund | Return After Taxes on Distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
MassMutual RetireSMART Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
MassMutual RetireSMART Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%
MassMutual RetireSMART Growth Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Ten Years	rr_AverageAnnualReturnYear10	5.78%
MassMutual RetireSMART Growth Fund | Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.71%
Five Years	rr_AverageAnnualReturnYear05	1.80%
Ten Years	rr_AverageAnnualReturnYear10	4.13%
MassMutual RetireSMART Growth Fund | Custom RetireSMART Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.63%)
Five Years	rr_AverageAnnualReturnYear05	(0.50%)
Ten Years	rr_AverageAnnualReturnYear10	4.17%
MassMutual RetireSMART In Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM In Retirement Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve high current income and, as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors already in retirement. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund’s assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income and money market funds, but also includes a smaller allocation to equity and certain other funds. The Fund is designed for use as part of an overall investment strategy by an investor who is already in retirement.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	34.2%

Fixed Income & Short Term/Money Market Funds	63.6%
Premier Short-Duration Bond (Babson Capital)	19.9%
Premier Inflation-Protected and Income (Babson Capital)	11.3%
Premier Core Bond (Babson Capital)	19.2%

Other Funds	2.2%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration.MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Strategy Narrative Two [Text Block]	msf_StrategyNarrativeTwoTextBlock

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in this Fund is not guaranteed, and you may experience losses.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (Barclays Capital U.S. Aggregate Bond Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to equity investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), Barclays Capital U.S. Aggregate Bond, and Citigroup 3-Month US T-Bill Indexes. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (Barclays Capital U.S. Aggregate Bond Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to equity investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), Barclays Capital U.S. Aggregate Bond, and Citigroup 3-Month US T-Bill Indexes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’09,	9.60%	Lowest Quarter:	4Q ’08,	-8.55%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual RetireSMART In Retirement Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	990
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004	6.71%
2005	rr_AnnualReturn2005	3.29%
2006	rr_AnnualReturn2006	5.47%
2007	rr_AnnualReturn2007	5.55%
2008	rr_AnnualReturn2008	(16.17%)
2009	rr_AnnualReturn2009	20.05%
2010	rr_AnnualReturn2010	10.04%
2011	rr_AnnualReturn2011	2.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.55%)
MassMutual RetireSMART In Retirement Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
MassMutual RetireSMART In Retirement Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	1,190
MassMutual RetireSMART In Retirement Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	692
3 Years	rr_ExpenseExampleYear03	940
5 Years	rr_ExpenseExampleYear05	1,207
10 Years	rr_ExpenseExampleYear10	1,967
MassMutual RetireSMART In Retirement Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	255
3 Years	rr_ExpenseExampleYear03	480
5 Years	rr_ExpenseExampleYear05	829
10 Years	rr_ExpenseExampleYear10	1,813
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	155
3 Years	rr_ExpenseExampleNoRedemptionYear03	480
5 Years	rr_ExpenseExampleNoRedemptionYear05	829
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,813
MassMutual RetireSMART In Retirement Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.78%
Five Years	rr_AverageAnnualReturnYear05	3.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART In Retirement Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.66%
Five Years	rr_AverageAnnualReturnYear05	3.72%
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART In Retirement Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.52%
Five Years	rr_AverageAnnualReturnYear05	3.59%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART In Retirement Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.61%)
Five Years	rr_AverageAnnualReturnYear05	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART In Retirement Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.96%
Five Years	rr_AverageAnnualReturnYear05	3.02%
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART In Retirement Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.96%
Five Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART In Retirement Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.02%
Five Years	rr_AverageAnnualReturnYear05	2.57%
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART In Retirement Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART In Retirement Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART In Retirement Fund | Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.71%
Five Years	rr_AverageAnnualReturnYear05	1.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART In Retirement Fund | Custom RetireSMART In Retirement Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.19%
Five Years	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM 2010 Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2010 and likely stop making new investments in the Fund.

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund is designed for an investor who has already reached retirement age (with an assumed retirement around 2010) and who plans to withdraw the value of his or her account gradually over time during retirement. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative (currently approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds), until reaching approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, in or about 2025. Over time, the Fund’s annual fund operating expenses will likely increase because certain fixed costs of the Fund will be shared by a smaller pool of assets as investors redeem shares of the Fund.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	47.6%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.8%
Premier Disciplined Value (Babson Capital)	5.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	5.8%

Fixed Income & Short Term/Money Market Funds	50.0%
Premier Short-Duration Bond (Babson Capital)	11.6%
Premier Inflation-Protected and Income (Babson Capital)	8.6%
Premier Core Bond (Babson Capital)	17.6%

Other Funds	2.5%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Strategy Narrative Two [Text Block]	msf_StrategyNarrativeTwoTextBlock

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (Barclays Capital U.S. Aggregate Bond Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to equity investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), Barclays Capital U.S. Aggregate Bond, and Citigroup 3-Month US T-Bill Indexes. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (Barclays Capital U.S. Aggregate Bond Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to equity investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), Barclays Capital U.S. Aggregate Bond, and Citigroup 3-Month US T-Bill Indexes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’09,	13.05%	Lowest Quarter:	4Q ’08,	- 13.60%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual RetireSMART 2010 Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004	7.80%
2005	rr_AnnualReturn2005	4.15%
2006	rr_AnnualReturn2006	6.90%
2007	rr_AnnualReturn2007	5.92%
2008	rr_AnnualReturn2008	(24.75%)
2009	rr_AnnualReturn2009	25.14%
2010	rr_AnnualReturn2010	11.95%
2011	rr_AnnualReturn2011	0.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.60%)
MassMutual RetireSMART 2010 Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
MassMutual RetireSMART 2010 Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
MassMutual RetireSMART 2010 Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	698
3 Years	rr_ExpenseExampleYear03	958
5 Years	rr_ExpenseExampleYear05	1,237
10 Years	rr_ExpenseExampleYear10	2,031
MassMutual RetireSMART 2010 Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	261
3 Years	rr_ExpenseExampleYear03	499
5 Years	rr_ExpenseExampleYear05	860
10 Years	rr_ExpenseExampleYear10	1,878
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	161
3 Years	rr_ExpenseExampleNoRedemptionYear03	499
5 Years	rr_ExpenseExampleNoRedemptionYear05	860
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,878
MassMutual RetireSMART 2010 Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.98%
Five Years	rr_AverageAnnualReturnYear05	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2010 Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.84%
Five Years	rr_AverageAnnualReturnYear05	2.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2010 Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.82%
Five Years	rr_AverageAnnualReturnYear05	2.27%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2010 Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.17%)
Five Years	rr_AverageAnnualReturnYear05	0.81%
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2010 Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.73%)
Five Years	rr_AverageAnnualReturnYear05	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2010 Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.41%
Five Years	rr_AverageAnnualReturnYear05	1.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2010 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.91%
Five Years	rr_AverageAnnualReturnYear05	1.60%
Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2010 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART 2010 Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART 2010 Fund | Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.71%
Five Years	rr_AverageAnnualReturnYear05	1.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART 2010 Fund | Custom RetireSMART 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.07%
Five Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM 2015 Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2015 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2015. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2015, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	59.1%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.8%
Premier Disciplined Value (Babson Capital)	5.7%
—International Equity Funds
Select Overseas (J.P.Morgan/MFS/Harris)	6.9%

Fixed Income & Short Term/Money Market Funds	38.1%
Premier Short-Duration Bond (Babson Capital)	6.5%
Premier Inflation-Protected and Income (Babson Capital)	7.6%
Premier Core Bond (Babson Capital)	13.6%

Other Funds	2.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Strategy Narrative Two [Text Block]	msf_StrategyNarrativeTwoTextBlock

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset- backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance (Barclays Capital U.S. Aggregate Bond Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to equity investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), Barclays Capital U.S. Aggregate Bond, and Citigroup 3-Month US T-Bill Indexes. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance (Barclays Capital U.S. Aggregate Bond Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to equity investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), Barclays Capital U.S. Aggregate Bond, and Citigroup 3-Month US T-Bill Indexes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	4Q ’11,	6.88%	Lowest Quarter:	3Q ’11,	- 11.12%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual RetireSMART 2015 Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.55%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(3.70%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.85%	[25]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	1,039
5 Years	rr_ExpenseExampleYear05	1,999
10 Years	rr_ExpenseExampleYear10	4,439
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	(0.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.12%)
MassMutual RetireSMART 2015 Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.84%	[26]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.64%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(3.74%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.90%	[25]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	1,061
5 Years	rr_ExpenseExampleYear05	2,038
10 Years	rr_ExpenseExampleYear10	4,510
MassMutual RetireSMART 2015 Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.94%	[26]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.74%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(3.74%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.00%	[25]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	1,090
5 Years	rr_ExpenseExampleYear05	2,084
10 Years	rr_ExpenseExampleYear10	4,591
MassMutual RetireSMART 2015 Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.94%	[26]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.99%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(3.74%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.25%	[25]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	1,671
5 Years	rr_ExpenseExampleYear05	2,647
10 Years	rr_ExpenseExampleYear10	5,088
MassMutual RetireSMART 2015 Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2015 Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2015 Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2015 Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2015 Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2015 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.36%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2015 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2015 Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2015 Fund | Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2015 Fund | Custom RetireSMART 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM 2020 Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2020 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2020. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2020, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	68.9%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	7.7%
Premier Disciplined Value (Babson Capital)	7.1%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.0%

Fixed Income & Short Term/Money Market Funds	28.2%
Premier Core Bond (Babson Capital)	10.0%

Other Funds	2.9%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Strategy Narrative Two [Text Block]	msf_StrategyNarrativeTwoTextBlock

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’09,	16.75%	Lowest Quarter:	4Q ’08,	- 18.29%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual RetireSMART 2020 Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	0.00%
2003	rr_AnnualReturn2003	0.00%
2004	rr_AnnualReturn2004	10.19%
2005	rr_AnnualReturn2005	5.65%
2006	rr_AnnualReturn2006	8.12%
2007	rr_AnnualReturn2007	5.58%
2008	rr_AnnualReturn2008	(32.42%)
2009	rr_AnnualReturn2009	30.84%
2010	rr_AnnualReturn2010	14.18%
2011	rr_AnnualReturn2011	(1.78%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.29%)
MassMutual RetireSMART 2020 Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
MassMutual RetireSMART 2020 Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
MassMutual RetireSMART 2020 Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	701
3 Years	rr_ExpenseExampleYear03	966
5 Years	rr_ExpenseExampleYear05	1,252
10 Years	rr_ExpenseExampleYear10	2,063
MassMutual RetireSMART 2020 Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	264
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	876
10 Years	rr_ExpenseExampleYear10	1,911
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	164
3 Years	rr_ExpenseExampleNoRedemptionYear03	508
5 Years	rr_ExpenseExampleNoRedemptionYear05	876
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,911
MassMutual RetireSMART 2020 Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.78%)
Five Years	rr_AverageAnnualReturnYear05	0.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2020 Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.83%)
Five Years	rr_AverageAnnualReturnYear05	0.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2020 Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.96%)
Five Years	rr_AverageAnnualReturnYear05	0.77%
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2020 Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.84%)
Five Years	rr_AverageAnnualReturnYear05	(0.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2020 Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.40%)
Five Years	rr_AverageAnnualReturnYear05	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2020 Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.06%)
Five Years	rr_AverageAnnualReturnYear05	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2020 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.79%)
Five Years	rr_AverageAnnualReturnYear05	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2020 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART 2020 Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART 2020 Fund | Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.71%
Five Years	rr_AverageAnnualReturnYear05	1.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART 2020 Fund | Custom RetireSMART 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.28%
Five Years	rr_AverageAnnualReturnYear05	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM 2025 Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2025 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2025. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2025, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	77.0%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.7%
Premier Disciplined Value (Babson Capital)	6.6%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.5%

Fixed Income & Short Term/Money Market Funds	19.4%
Premier Core Bond Fund (Babson Capital)	5.7%

Other Funds	3.6%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses.

The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Strategy Narrative Two [Text Block]	msf_StrategyNarrativeTwoTextBlock

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market- induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 years, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	4Q ’11,	8.49%	Lowest Quarter:	3Q ’11,	- 14.87%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual RetireSMART 2025 Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.09%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(4.19%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.90%	[27]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	1,151
5 Years	rr_ExpenseExampleYear05	2,208
10 Years	rr_ExpenseExampleYear10	4,841
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	(2.79%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.87%)
MassMutual RetireSMART 2025 Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.33%	[26]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.18%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(4.23%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.95%	[27]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	1,173
5 Years	rr_ExpenseExampleYear05	2,245
10 Years	rr_ExpenseExampleYear10	4,909
MassMutual RetireSMART 2025 Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.43%	[26]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.28%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(4.23%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.05%	[27]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	1,202
5 Years	rr_ExpenseExampleYear05	2,290
10 Years	rr_ExpenseExampleYear10	4,985
MassMutual RetireSMART 2025 Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.43%	[26]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.53%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(4.23%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.30%	[27]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	700
3 Years	rr_ExpenseExampleYear03	1,775
5 Years	rr_ExpenseExampleYear05	2,839
10 Years	rr_ExpenseExampleYear10	5,450
MassMutual RetireSMART 2025 Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2025 Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2025 Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2025 Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2025 Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2025 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2025 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2025 Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2025 Fund | Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2025 Fund | Custom RetireSMART 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM 2030 Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2030 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2030. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2030, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	81.3%
—Domestic Equity Funds
Select Fundamental Value(Wellington Management)	5.5%
Premier Disciplined Growth (Babson Capital)	7.1%
Premier Disciplined Value (Babson Capital)	6.4%
—International Equity Funds
Select Overseas (J.P.Morgan/MFS/Harris)	10.0%

Fixed Income & Short Term/Money Market Funds	15.4%

Other Funds	3.3%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Strategy Narrative Two [Text Block]	msf_StrategyNarrativeTwoTextBlock

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE® , Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE® , Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’09,	18.62%	Lowest Quarter:	4Q ’08,	- 21.92%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual RetireSMART 2030 Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	0.00%
2003	rr_AnnualReturn2003	0.00%
2004	rr_AnnualReturn2004	12.71%
2005	rr_AnnualReturn2005	6.98%
2006	rr_AnnualReturn2006	10.17%
2007	rr_AnnualReturn2007	6.18%
2008	rr_AnnualReturn2008	(37.94%)
2009	rr_AnnualReturn2009	33.59%
2010	rr_AnnualReturn2010	14.95%
2011	rr_AnnualReturn2011	(3.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.92%)
MassMutual RetireSMART 2030 Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
MassMutual RetireSMART 2030 Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
MassMutual RetireSMART 2030 Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	704
3 Years	rr_ExpenseExampleYear03	975
5 Years	rr_ExpenseExampleYear05	1,267
10 Years	rr_ExpenseExampleYear10	2,095
MassMutual RetireSMART 2030 Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	267
3 Years	rr_ExpenseExampleYear03	517
5 Years	rr_ExpenseExampleYear05	892
10 Years	rr_ExpenseExampleYear10	1,944
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	167
3 Years	rr_ExpenseExampleNoRedemptionYear03	517
5 Years	rr_ExpenseExampleNoRedemptionYear05	892
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,944
MassMutual RetireSMART 2030 Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.32%)
Five Years	rr_AverageAnnualReturnYear05	(0.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2030 Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.47%)
Five Years	rr_AverageAnnualReturnYear05	(0.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2030 Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.50%)
Five Years	rr_AverageAnnualReturnYear05	(0.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2030 Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.21%)
Five Years	rr_AverageAnnualReturnYear05	(1.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2030 Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.89%)
Five Years	rr_AverageAnnualReturnYear05	(1.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2030 Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.54%)
Five Years	rr_AverageAnnualReturnYear05	(1.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2030 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.88%)
Five Years	rr_AverageAnnualReturnYear05	(0.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2030 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART 2030 Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART 2030 Fund | Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.71%
Five Years	rr_AverageAnnualReturnYear05	1.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART 2030 Fund | Custom RetireSMART 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.21%)
Five Years	rr_AverageAnnualReturnYear05	(0.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM 2035 Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2035 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2035. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2035, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	84.4%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.8%
Premier Disciplined Growth (Babson Capital)	6.6%
Premier Disciplined Value (Babson Capital)	6.3%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.6%

Fixed Income & Short Term/Money Market Funds	12.0%

Other Funds	3.6%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration.

MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Strategy Narrative Two [Text Block]	msf_StrategyNarrativeTwoTextBlock

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	4Q ’11,	8.97%	Lowest Quarter:	3Q ’11,	- 16.01%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual RetireSMART 2035 Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.99%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(4.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.92%	[27]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	1,133
5 Years	rr_ExpenseExampleYear05	2,172
10 Years	rr_ExpenseExampleYear10	4,770
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	(3.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.01%)
MassMutual RetireSMART 2035 Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.21%	[26]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.08%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(4.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.97%	[27]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	1,155
5 Years	rr_ExpenseExampleYear05	2,209
10 Years	rr_ExpenseExampleYear10	4,838
MassMutual RetireSMART 2035 Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.31%	[26]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.18%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(4.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.07%	[27]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	1,184
5 Years	rr_ExpenseExampleYear05	2,255
10 Years	rr_ExpenseExampleYear10	4,915
MassMutual RetireSMART 2035 Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.31%	[26]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.43%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(4.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.32%	[27]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	702
3 Years	rr_ExpenseExampleYear03	1,758
5 Years	rr_ExpenseExampleYear05	2,806
10 Years	rr_ExpenseExampleYear10	5,386
MassMutual RetireSMART 2035 Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2035 Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2035 Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2035 Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2035 Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2035 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2035 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2035 Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2035 Fund | Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2035 Fund | Custom RetireSMART 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM 2040 Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2040 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2040. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2040, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	86.2%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.1%
Premier Disciplined Growth (Babson Capital)	7.0%
Premier Disciplined Value (Babson Capital)	6.1%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.6%

Fixed Income & Short Term/Money Market Funds	10.4%

Other Funds	3.4%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Strategy Narrative Two [Text Block]	msf_StrategyNarrativeTwoTextBlock

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’09,	19.39%	Lowest Quarter:	4Q ’08,	- 23.15%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual RetireSMART 2040 Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004	13.75%
2005	rr_AnnualReturn2005	8.00%
2006	rr_AnnualReturn2006	11.63%
2007	rr_AnnualReturn2007	6.63%
2008	rr_AnnualReturn2008	(39.54%)
2009	rr_AnnualReturn2009	34.11%
2010	rr_AnnualReturn2010	15.40%
2011	rr_AnnualReturn2011	(3.79%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.15%)
MassMutual RetireSMART 2040 Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
MassMutual RetireSMART 2040 Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,363
MassMutual RetireSMART 2040 Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	706
3 Years	rr_ExpenseExampleYear03	984
5 Years	rr_ExpenseExampleYear05	1,282
10 Years	rr_ExpenseExampleYear10	2,127
MassMutual RetireSMART 2040 Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	270
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	907
10 Years	rr_ExpenseExampleYear10	1,976
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	170
3 Years	rr_ExpenseExampleNoRedemptionYear03	526
5 Years	rr_ExpenseExampleNoRedemptionYear05	907
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,976
MassMutual RetireSMART 2040 Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.79%)
Five Years	rr_AverageAnnualReturnYear05	(0.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2040 Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.94%)
Five Years	rr_AverageAnnualReturnYear05	(0.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2040 Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.97%)
Five Years	rr_AverageAnnualReturnYear05	(0.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2040 Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.75%)
Five Years	rr_AverageAnnualReturnYear05	(2.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2040 Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.35%)
Five Years	rr_AverageAnnualReturnYear05	(1.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2040 Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.99%)
Five Years	rr_AverageAnnualReturnYear05	(1.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.22%)
Five Years	rr_AverageAnnualReturnYear05	(0.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual RetireSMART 2040 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART 2040 Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART 2040 Fund | Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.71%
Five Years	rr_AverageAnnualReturnYear05	1.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART 2040 Fund | Custom RetireSMART 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.70%)
Five Years	rr_AverageAnnualReturnYear05	(0.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2004
MassMutual RetireSMART 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM 2045 Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2045 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2045. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2045, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.5%
—Domestic Equity Funds
Select Fundamental Value
(Wellington Management)	6.6%
Premier Disciplined Growth (Babson Capital)	6.8%
Premier Disciplined Value (Babson Capital)	6.5%
Select Mid-Cap Value Fund (NFJ/Systematic)	5.2%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	11.3%
Premier Strategic Emerging Markets (Baring)	5.2%

Fixed Income & Short Term/Money Market Funds	4.8%

Other Funds	3.7%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Strategy Narrative Two [Text Block]	msf_StrategyNarrativeTwoTextBlock

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market- induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset- backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	4Q ’11,	9.56%	Lowest Quarter:	3Q ’11,	- 17.31%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual RetireSMART 2045 Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.03%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(5.09%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.94%	[25]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	1,338
5 Years	rr_ExpenseExampleYear05	2,555
10 Years	rr_ExpenseExampleYear10	5,488
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	(4.53%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.31%)
MassMutual RetireSMART 2045 Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.23%	[26]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.12%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(5.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.99%	[25]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	1,360
5 Years	rr_ExpenseExampleYear05	2,591
10 Years	rr_ExpenseExampleYear10	5,549
MassMutual RetireSMART 2045 Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.33%	[26]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.22%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(5.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.09%	[25]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	1,388
5 Years	rr_ExpenseExampleYear05	2,634
10 Years	rr_ExpenseExampleYear10	5,618
MassMutual RetireSMART 2045 Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.33%	[26]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.47%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(5.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.34%	[25]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	704
3 Years	rr_ExpenseExampleYear03	1,949
5 Years	rr_ExpenseExampleYear05	3,159
10 Years	rr_ExpenseExampleYear10	6,030
MassMutual RetireSMART 2045 Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2045 Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2045 Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2045 Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2045 Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2045 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2045 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2045 Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2045 Fund | Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2045 Fund | Custom RetireSMART 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010
MassMutual RetireSMART 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM 2050 Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 105 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock
Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year 2050 and likely stop making new investments in the Fund. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Fund is designed for an investor who plans to withdraw the value of the investor’s account in the Fund gradually after an assumed retirement date around 2050. The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 50% in equity and similar funds and 50% in fixed income funds, including money market funds, in 2050, and approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after that. As the Fund reaches the assumed retirement date stated in the Fund’s name, and to the extent investors redeem shares of the Fund, the Fund’s annual fund operating expenses may increase because certain fixed costs of the Fund would be shared by a smaller pool of assets.

The table below shows the Fund’s approximate allocation, as of March 15, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.5%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.7%
Premier Disciplined Growth (Babson Capital)	6.8%
Premier Disciplined Value (Babson Capital)	6.4%
Select Mid-Cap Value Fund (NFJ/Systematic)	5.0%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	11.2%
Premier Strategic Emerging Markets (Baring)	5.0%

Fixed Income & Short Term/Money Market Funds	4.9%

Other Funds	3.6%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

The following chart illustrates the Fund’s approximate current target asset allocation among equity, fixed income and certain other asset classes as of the date of this Prospectus. The Fund’s target asset allocation may differ from this illustration. MassMutual periodically reviews the target asset allocation and underlying investment options and may, at any time, in its discretion, change the target asset allocation or deviate from the target asset allocation. Under normal circumstances, the Fund’s asset allocation among equity, fixed income and certain other asset classes is generally expected to vary by no more than plus or minus ten percentage points from the target asset allocation at that time. The chart below is presented only as an illustration of how the process of re-allocation occurs as the Fund approaches its target date.

Years	40+	40	40	39	39	39	39	38	38	38	38	37
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	37	37	37	36	36	36	36	35	35	35	35	34
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%	90.31%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%	4.69%

Years	34	34	34	33	33	33	33	32	32	32	32	31
Other	90.31%	90.31%	90.31%	90.31%	90.31%	90.16%	90.00%	89.84%	89.65%	89.34%	89.03%	88.72%
Fixed	5.00%	5.00%	5.00%	5.00%	5.00%	5.17%	5.33%	5.49%	5.70%	6.03%	6.35%	6.67%
Equity	4.69%	4.69%	4.69%	4.69%	4.69%	4.68%	4.67%	4.66%	4.65%	4.64%	4.62%	4.60%

Years	31	31	31	30	30	30	30	29	29	29	29	28
Other	88.41%	87.82%	87.22%	86.63%	86.03%	85.73%	85.43%	85.12%	84.78%	84.62%	84.46%	84.30%
Fixed	7.00%	7.63%	8.25%	8.88%	9.50%	9.82%	10.13%	10.45%	10.80%	10.97%	11.13%	11.30%
Equity	4.59%	4.56%	4.53%	4.50%	4.47%	4.45%	4.44%	4.43%	4.42%	4.41%	4.41%	4.41%

Years	28	28	28	27	27	27	27	26	26	26	26	25
Other	84.10%	84.05%	84.00%	83.94%	83.89%	83.84%	83.79%	83.74%	83.69%	83.63%	83.58%	83.53%
Fixed	11.50%	11.55%	11.60%	11.65%	11.70%	11.75%	11.80%	11.85%	11.90%	11.95%	12.00%	12.05%
Equity	4.40%	4.40%	4.40%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.42%	4.42%	4.42%

Strategy Narrative Two [Text Block]	msf_StrategyNarrativeTwoTextBlock

Years	25	25	25	24	24	24	24	23	23	23	23	22
Other	83.48%	83.43%	83.38%	83.32%	83.27%	83.22%	83.17%	83.12%	83.07%	83.04%	83.01%	82.99%
Fixed	12.10%	12.15%	12.20%	12.25%	12.30%	12.35%	12.40%	12.45%	12.50%	12.52%	12.55%	12.57%
Equity	4.42%	4.42%	4.42%	4.43%	4.43%	4.43%	4.43%	4.43%	4.43%	4.44%	4.44%	4.44%

Years	22	22	22	21	21	21	21	20	20	20	20	19
Other	82.92%	82.85%	82.77%	82.70%	82.59%	82.47%	82.34%	82.22%	82.06%	81.93%	81.80%	81.67%
Fixed	12.63%	12.71%	12.78%	12.86%	12.97%	13.09%	13.22%	13.34%	13.50%	13.64%	13.77%	13.91%
Equity	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.43%	4.43%	4.43%	4.42%

Years	19	19	19	18	18	18	18	17	17	17	17	16
Other	81.54%	81.42%	81.30%	81.18%	81.02%	80.85%	80.68%	80.51%	80.30%	80.08%	79.85%	79.63%
Fixed	14.04%	14.16%	14.29%	14.41%	14.57%	14.75%	14.92%	15.10%	15.31%	15.54%	15.78%	16.01%
Equity	4.42%	4.42%	4.42%	4.41%	4.41%	4.41%	4.40%	4.40%	4.39%	4.38%	4.37%	4.36%

Years	16	16	16	15	15	15	15	14	14	14	14	13
Other	79.40%	79.13%	78.86%	78.58%	78.31%	78.05%	77.78%	77.52%	77.22%	76.96%	76.70%	76.43%
Fixed	16.24%	16.53%	16.81%	17.09%	17.38%	17.65%	17.93%	18.20%	18.51%	18.79%	19.06%	19.33%
Equity	4.36%	4.34%	4.33%	4.32%	4.31%	4.30%	4.29%	4.28%	4.27%	4.25%	4.24%	4.23%

Years	13	13	13	12	12	12	12	11	11	11	11	10
Other	76.13%	75.82%	75.50%	75.18%	74.86%	74.49%	74.13%	73.76%	73.39%	72.99%	72.58%	72.18%
Fixed	19.65%	19.98%	20.32%	20.65%	20.98%	21.37%	21.75%	22.13%	22.52%	22.94%	23.36%	23.79%
Equity	4.22%	4.20%	4.19%	4.17%	4.16%	4.14%	4.12%	4.11%	4.09%	4.07%	4.05%	4.03%

Years	10	10	10	9	9	9	9	8	8	8	8	7
Other	71.74%	71.33%	70.93%	70.53%	70.08%	69.68%	69.28%	68.87%	68.43%	67.92%	67.41%	66.91%
Fixed	24.25%	24.68%	25.10%	25.52%	25.99%	26.41%	26.83%	27.26%	27.72%	28.26%	28.79%	29.32%
Equity	4.01%	3.99%	3.97%	3.95%	3.93%	3.91%	3.89%	3.87%	3.85%	3.82%	3.80%	3.77%

Years	7	7	7	6	6	6	6	5	5	5	5	4
Other	66.40%	65.84%	65.29%	64.73%	64.18%	63.53%	62.88%	62.23%	61.58%	60.98%	60.39%	59.79%
Fixed	29.86%	30.44%	31.02%	31.61%	32.19%	32.88%	33.56%	34.24%	34.93%	35.55%	36.17%	36.80%
Equity	3.74%	3.72%	3.69%	3.66%	3.63%	3.60%	3.56%	3.53%	3.49%	3.47%	3.44%	3.41%

Years	4	4	4	3	3	3	3	2	2	2	2	1
Other	59.15%	58.55%	57.94%	57.33%	56.73%	56.07%	55.42%	54.77%	54.12%	53.27%	52.43%	51.59%
Fixed	37.46%	38.09%	38.73%	39.36%	40.00%	40.68%	41.36%	42.05%	42.73%	43.61%	44.50%	45.38%
Equity	3.39%	3.36%	3.33%	3.30%	3.28%	3.25%	3.22%	3.18%	3.15%	3.11%	3.07%	3.03%

Years	1	1	1	0	0	0	1	1	1	1	2	2
Other	50.75%	49.87%	48.99%	48.12%	47.20%	46.96%	46.71%	46.47%	46.19%	45.94%	45.69%	45.44%
Fixed	46.27%	47.19%	48.11%	49.04%	50.00%	50.24%	50.48%	50.72%	51.00%	51.25%	51.50%	51.75%
Equity	2.98%	2.94%	2.89%	2.85%	2.80%	2.80%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%

Years	2	2	3	3	3	3	4	4	4	4	5	5
Other	45.18%	44.94%	44.70%	44.46%	44.18%	43.94%	43.70%	43.46%	43.18%	42.94%	42.70%	42.46%
Fixed	52.00%	52.24%	52.48%	52.72%	53.00%	53.24%	53.48%	53.72%	54.00%	54.24%	54.48%	54.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%

Years	5	5	6	6	6	6	7	7	7	7	8	8
Other	42.18%	41.93%	41.68%	41.43%	41.19%	40.95%	40.71%	40.47%	40.19%	39.95%	39.72%	39.48%
Fixed	55.00%	55.25%	55.50%	55.75%	56.00%	56.24%	56.48%	56.72%	57.00%	57.24%	57.48%	57.72%
Equity	2.82%	2.82%	2.82%	2.82%	2.81%	2.81%	2.81%	2.81%	2.81%	2.81%	2.80%	2.80%

Years	8	8	9	9	9	9	10	10	10	10	11	11
Other	39.20%	38.95%	38.71%	38.46%	38.21%	37.98%	37.74%	37.50%	37.23%	36.99%	36.76%	36.52%
Fixed	58.00%	58.25%	58.50%	58.75%	59.00%	59.24%	59.48%	59.72%	60.00%	60.24%	60.48%	60.72%
Equity	2.80%	2.80%	2.79%	2.79%	2.79%	2.78%	2.78%	2.78%	2.77%	2.77%	2.76%	2.76%

Years	11	11	12	12	12	12	13	13	13	13	14	14
Other	36.25%	36.00%	35.76%	35.51%	35.27%	35.05%	34.83%	34.62%	34.38%	34.18%	33.99%	33.79%
Fixed	61.00%	61.25%	61.50%	61.75%	62.00%	62.22%	62.44%	62.66%	62.90%	63.10%	63.30%	63.50%
Equity	2.75%	2.75%	2.74%	2.74%	2.73%	2.73%	2.73%	2.72%	2.72%	2.72%	2.71%	2.71%

Years	14	14	15	15	15	15	16	16	16	16	17	17
Other	33.59%	33.42%	33.25%	33.08%	32.90%	32.80%	32.71%	32.61%	32.48%	32.43%	32.38%	32.34%
Fixed	63.70%	63.87%	64.04%	64.21%	64.40%	64.49%	64.58%	64.67%	64.80%	64.84%	64.88%	64.92%
Equity	2.71%	2.71%	2.71%	2.71%	2.70%	2.71%	2.71%	2.72%	2.72%	2.73%	2.74%	2.74%

Years	17	17	18	18	18	18	19	19	19	19	20	20
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	20	20	21	21	21	21	22	22	22	22	23	23
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	23	23	24	24	24	24	25	25	25	25	26	26
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	26	26	27	27	27	27	28	28	28	28	29	29
Other	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%

Years	29	29	30	30	30+
Other	32.25%	32.25%	32.25%	32.25%	32.25%
Fixed	65.00%	65.00%	65.00%	65.00%	65.00%
Equity	2.75%	2.75%	2.75%	2.75%	2.75%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund. An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date. There is no guarantee that the Fund will provide adequate income at and through your retirement. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in this Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target date.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI®® EAFE®,® Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest
Quarter:	2Q ’09,	19.58%	Lowest Quarter:	4Q ’08,	- 23.08%

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.

MassMutual RetireSMART 2050 Fund | Class S
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.93%	[28]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	599
10 Years	rr_ExpenseExampleYear10	1,346
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008	(39.30%)
2009	rr_AnnualReturn2009	34.58%
2010	rr_AnnualReturn2010	15.86%
2011	rr_AnnualReturn2011	(4.47%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.08%)
MassMutual RetireSMART 2050 Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.98%	[28]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	361
5 Years	rr_ExpenseExampleYear05	643
10 Years	rr_ExpenseExampleYear10	1,446
MassMutual RetireSMART 2050 Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.08%	[28]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	696
10 Years	rr_ExpenseExampleYear10	1,559
MassMutual RetireSMART 2050 Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.33%	[28]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	703
3 Years	rr_ExpenseExampleYear03	1,018
5 Years	rr_ExpenseExampleYear05	1,356
10 Years	rr_ExpenseExampleYear10	2,306
MassMutual RetireSMART 2050 Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%	[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.63%	[28]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	266
3 Years	rr_ExpenseExampleYear03	562
5 Years	rr_ExpenseExampleYear05	984
10 Years	rr_ExpenseExampleYear10	2,161
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	166
3 Years	rr_ExpenseExampleNoRedemptionYear03	562
5 Years	rr_ExpenseExampleNoRedemptionYear05	984
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,161
MassMutual RetireSMART 2050 Fund | Return Before Taxes | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2007
MassMutual RetireSMART 2050 Fund | Return Before Taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2007
MassMutual RetireSMART 2050 Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2007
MassMutual RetireSMART 2050 Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2007
MassMutual RetireSMART 2050 Fund | Return Before Taxes | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2007
MassMutual RetireSMART 2050 Fund | Return After Taxes on Distributions | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2007
MassMutual RetireSMART 2050 Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2007
MassMutual RetireSMART 2050 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
MassMutual RetireSMART 2050 Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
MassMutual RetireSMART 2050 Fund | Lipper Balanced Fund Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	0.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
MassMutual RetireSMART 2050 Fund | Custom RetireSMART 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008

[1]	Other Expenses have been restated to reflect an increase due to the Other Expenses of the Select Cayman Fund.
[2]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
[3]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, Acquired Fund fees and expenses, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .86%, .96%, 1.11%, and 1.36% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[4]	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[5]	Other Expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[6]	Other Expenses for Class L have been restated to reflect current fees.
[7]	Other Expenses for Class N have been restated to reflect current fees.
[8]	Other Expenses are based on estimated amounts for the current fiscal year.
[9]	The expenses in the above table reflect a written agreement by MassMutual to (i) waive .05% of the management fees of the Fund and (ii) waive .05% of the administrative and shareholder services fee for Class Z of the Fund and .20% of the administrative and shareholder services fee for Class L, Class A, and Class N of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[10]	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[11]	Management Fees and Other Expenses have been restated to reflect an increase to the contractual management fees and a decrease to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[12]	The expenses in the above table reflect a written agreement by MassMutual to waive .09% of the administrative and shareholder services fee for Class S of the Fund and .03% of the administrative and shareholder services fee for Class Y, Class L, Class A, and Class N of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[13]	Going forward, the Fund's performance will be compared to the Russell 1000 Growth Index rather than the NASDAQ-100 Index because the Russell 1000 Growth Index more closely represents the Fund's new investment strategy.
[14]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .76%, .82%, .98%, 1.19%, and 1.51% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[15]	Other Expenses for Classes Y and L have been restated to reflect current fees.
[16]	Other Expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[17]	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[18]	The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[19]	Other Expenses for Classes Y, L, and A have been restated to reflect current fees.
[20]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .99%, 1.09%, 1.17%, and 1.42% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[21]	Going forward, the Fund's performance will be compared to the MSCI EAFE Value Index rather than the MSCI ACWI ex-U.S. because the MSCI EAFE Value Index more closely represents the Fund's current investment strategy.
[22]	The expenses in the above table reflect a written agreement by MassMutual to waive .31% of the management fees of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[23]	The expenses in the above table reflect a written agreement by MassMutual to bear the expenses (other than the management, Rule 12b-1 and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) of Class S, Class Y, Class L, and Class A of the Fund in excess of .03% of the average daily net asset values of each such class through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[24]	Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[25]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, and .50% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[26]	Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[27]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, and .50% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[28]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, .50%, and .80% for classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.